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TAX-EXEMPT INCOME
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Alliance Intermediate
Municipal Portfolios

Semi-Annual Report
March 31, 2002

                               [GRAPHIC OMITTED]

                                            Alliance Capital [LOGO](R)
                                            The Investment Professional's Choice

                           Investment Products Offered
                           ---------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                           ---------------------------

This shareholder report must be preceded or accompanied by the portfolio's prospectus for individuals who are not current shareholders of the portfolio.

Alliance Fund Distributors, Inc., the principal underwriter of the Alliance mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the portfolios, is a member of the NASD.

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS
May 22, 2002

Dear Shareholder:

We are pleased to provide the first shareholder report for the Alliance Intermediate Municipal Portfolios, Classes A, B and C. This report provides the performance, investment strategy and outlook for each of these classes for the semi-annual reporting period ended March 31, 2002.

Investment Objectives And Policies

Each of the three portfolios of this open-end fund seek safety of principal and to maximize investors' returns after federal taxes. Each portfolio invests principally in investment grade bonds from across the country, which provide each portfolio with a high degree of diversification. Each portfolio maintains an intermediate-term average maturity which is kept between three and one-half to seven years under normal market conditions. Within these guidelines, the portfolio management team seeks to add value through sector, security and maturity selection, emphasizing investment in bonds that are determined to be both safe and undervalued.

Investment Results

The following table provides performance for the Class A, B and C shares of the three portfolios and their benchmark, the Lehman Brothers (LB) 5-Year General Obligation Municipal Bond Index (the "Index"), for the period since each class's inception on February 1, 2002 through March 31, 2002.

INVESTMENT RESULTS*
Period Ended March 31, 2002

                                                         --------------------
                                                             Total Returns
                                                         --------------------
                                                            Since Inception**
-----------------------------------------------------------------------------
Intermediate
California Municipal
  Class A                                                              -0.92%
-----------------------------------------------------------------------------
  Class B                                                              -1.01%
-----------------------------------------------------------------------------
  Class C                                                              -1.03%
-----------------------------------------------------------------------------
Intermediate
Diversified Municipal
  Class A                                                              -0.60%
-----------------------------------------------------------------------------
  Class B                                                              -0.69%
-----------------------------------------------------------------------------
  Class C                                                              -0.70%
-----------------------------------------------------------------------------
Intermediate
New York Municipal
  Class A                                                              -0.57%
-----------------------------------------------------------------------------
  Class B                                                              -0.67%
-----------------------------------------------------------------------------
  Class C                                                              -0.59%
-----------------------------------------------------------------------------
Lehman Brothers 5-Year
General Obligation
Municipal Bond Index                                                   -1.02%
-----------------------------------------------------------------------------

* Investment results are total returns since each class's inception on February 1, 2002 and are based on the net asset value (NAV) of each class as of March 31, 2002. All fees and expenses related to the operation of each class have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for each class include the reinvestment of any distributions paid. Past performance is no guarantee of future results.

      The Lehman Brothers (LB) 5-Year General Obligation Municipal Bond Index is a composite measure of total


--------------------------------------------------------------------------------
                                  ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

      return performance for the municipal bond market on those municipal bonds with maturities of five years.

      Additional performance information can be found on pages 6 - 10.

    **Inception date for Class A, B and C shares is February 1, 2002. Data for the LB 5-Year General Obligation Municipal Bond Index is from January 31, 2002.

For the since inception period ended March 31, 2002, the portfolios' Class A shares outperformed the Index. These shares were launched during a difficult time within the bond markets. Over the first two months, as measured by the portfolios' benchmark, the market lost 1.02% in value. Although the portfolios' shares also had negative returns over this short time period, they outperformed the market due primarily to maturity selection. The portfolios were underweighted in intermediate-term bonds, which were the worst performing maturities during the review period. Additionally, the portfolios maintained an overweight position in short-term and long-term bonds which helped to preserve principal for the portfolios.

Market Review

Interest rates rose in the first quarter of 2002, continuing the pattern established in the fourth quarter of 2001-short-to-intermediate rates moved higher and long rates remained relatively unchanged. Yet, while rates rose for the quarter as a whole, they did not rise throughout the quarter. In fact, in January and February before the strength of the economy was clear, municipal rates fell sharply. In March, investors reacted violently to new economic data and to comments from the U.S. Federal Reserve officials who declared the recession had concluded. The clear expectation was that strong economic growth would lead to a tightening of monetary policy over the next 12 months. This resulted in an extremely sharp rise in rates, leading to one of the worst months for bonds on record.

New York Review

Not surprisingly, New York City bonds did poorly after the September 11 terrorist attacks on the World Trade Center. At one point, intermediate New York City bonds had lost over 2% in value, but more recently have recovered half of their losses. In contrast, New York State bonds and New York insured bonds were hardly affected at all. While both the city and state face difficult fiscal challenges ahead, the city's problems are much more serious. It projects a budget gap for the fiscal year beginning July 1, 2002 of over $4.5 billion. It proposes to close that gap with a combination of spending cutbacks, state and federal aid, productivity measures and, most significantly, deficit financing.


--------------------------------------------------------------------------------
2 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

Despite the proposed $1.5 billion deficit financing, all three major rating agencies have affirmed the city's ratings. The danger will be if the city finds it necessary to implement a second round of financing; the credit rating agencies will almost certainly downgrade city bonds. More importantly, buyers of city bonds will demand higher yields to compensate for the increased risk, and holders of city bonds will see their value fall. While we expect the city to weather this crisis and regain fiscal stability, we are concerned and will continue to watch closely. At the present time, city bonds offer sufficiently attractive yields for us to maintain a relatively small, underweighted position of no more than 5% in the New York portfolio.

The New York market is likely to see a large surge in debt issuance over the next six to 12 months. While this may depress prices temporarily, it will allow us to purchase bonds at very attractive yields and will enhance returns as supply reverts to more normal levels.

California Review

There were two striking aspects within the California bond market. First, for most of the first quarter, bonds issued in the state were very expensive-yields were lower than were available elsewhere, particularly for shorter maturities. This occurred because too much money was chasing too few bonds. For example, in February, a three-year insured bond issued in California yielded 35 basis points less than a comparable insured bond from outside the state. Thus, you could pay the California 9.3% state tax and still come out almost 20 basis points ahead. That is exactly what we did. Nearly 20% of the bonds in the California portfolio are invested out-of-state. Furthermore, our position in "national" bonds helped the California portfolio maintain value as California bonds performed relatively poorly in March (i.e., California bond yields rose more than national yields). By the end of March, the three-year California bond discussed above was yielding only 20 basis points less than a comparable out-of-state bond, making them roughly equivalent on an after-tax basis. If this trend continues, we will aggressively seek to move to an all-California portfolio.

The second striking aspect of the California market is how inexpensive California general obligation (GO) bonds have become. Such bonds look entirely different from other bonds issued in the state. In our opinion, California investors have become overly concerned with the state's finances and have abandoned the state GO. Eighteen months ago, state GO bond yields were 30 basis points lower than AAA-rated paper. In more recent months, their yields have been as much as 30 basis points higher than AAA-rated paper. While we are also concerned with the State's fiscal difficulties and its huge projected budget gap, we believe the


--------------------------------------------------------------------------------
                                  ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 3

----------------------
LETTER TO SHAREHOLDERS
----------------------

California economy and finances are not fundamentally flawed and will recover. We believe investors are being adequately compensated for the risk.

Portfolio Strategy

Our barbelled maturity structure performed well over the last six months, as yields on intermediate securities-which we largely avoided-increased the most. We continue to expect the municipal yield curve to flatten, which under normal circumstances would indicate a continuation of the full barbell structure. However, higher intermediate bond yields are so attractive that we have begun to push our maturity structure out in that direction to capture them. This approach has the added benefit of not having to give up yield while waiting for the barbell to work (i.e., waiting for the yield curve to flatten). With the underperformance of intermediate-term bonds over the last six months, the expected return curve became more linear. We are now targeting a smaller long-maturity position (roughly 20%) and increased holdings of intermediate-term debt.

We enter this environment with well-diversified, defensive portfolios of very high average quality-typically AA+ or better. We increased our target position in BBB-rated securities to 10%, investing in a highly diversified manner. We expect that each individual issuer will represent only about 1% of each portfolio, and the securities will be carefully selected to ensure they do not correlate to each other. We will use our research capabilities to select bonds that are solid and stable with the potential to be upgraded by the credit rating agencies.

Outlook

Although the economy is recovering, municipal governments are likely to lag behind the rest of the economy. From a fiscal point of view, they are not as nimble as corporations, which can lay off thousands of workers or cut production quickly when business falls off. Last year, states experienced the largest year-over-year quarterly revenue decline in more than a decade, according to the Nelson A. Rockefeller Institute of Government. Falling receipts and rising social service costs at both the state and local level have resulted in the well-advertised fiscal problems we see across the country. Fortunately, state and local governments entered this period with the largest rainy day funds on record.

Nevertheless, one of our biggest challenges over the next year will be to avoid bonds that experience downgrades and the resultant loss of value. In today's market, the potential decline in price for higher-rated bonds is actually less than normal, while the potential decline for lower-rated bonds is greater than normal.


--------------------------------------------------------------------------------
4 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

Thank you for your interest and investment in Alliance Intermediate Municipal Portfolios. We look forward to reporting to you on market activity and the portfolios' investment results in the future.

Sincerely,


/s/ John D. Carifa

John D. Carifa
President and Chief Operating Officer
Alliance Capital Management L.P.


/s/ RB Davidson III

Guy Davidson
Portfolio Manager

[PHOTO]     John D. Carifa


[PHOTO]     Guy Davidson

Guy Davidson, Portfolio Manager, has over 19 years of investment experience.


--------------------------------------------------------------------------------
                                  ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 5

-----------------
PORTFOLIO SUMMARY
-----------------

PORTFOLIO SUMMARY
March 31, 2002 (unaudited)

INTERMEDIATE CALIFORNIA
MUNICIPAL PORTFOLIO

BOND QUALITY RATING
      69.18% AAA
      11.29% AA
      11.71% A                           [PIE CHART OMITTED]
       3.61% BBB
       4.21% NR

INCEPTION DATE
(Class A Shares)
2/1/02

INTERMEDIATE DIVERSIFIED
MUNICIPAL PORTFOLIO

BOND QUALITY RATING
      45.32% AAA
      25.06% AA
       7.23% A                           [PIE CHART OMITTED]
       8.00% BBB
       0.43% BB
       0.75% B
      13.21% NR

INCEPTION DATE
(Class A Shares)
2/1/02

All data as of March 31, 2002. Each portfolio's quality breakdown is expressed as a percentage of the portfolio's total investments and may vary over time.

NR: non-rated


--------------------------------------------------------------------------------
6 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                               -----------------
                                                               PORTFOLIO SUMMARY
                                                               -----------------

INTERMEDIATE NEW YORK MUNICIPAL PORTFOLIO

BOND QUALITY RATING
      59.93% AAA
      25.01% AA
       9.91% A                                   [PIE CHART OMITTED]
       4.51% BBB
       0.22% B
       0.42% NR

INCEPTION DATE
(Class A Shares)
2/1/02

All data as of March 31, 2002. Each portfolio's quality breakdown is expressed as a percentage of the portfolio's total investments and may vary over time.

NR: non-rated


--------------------------------------------------------------------------------
                                  ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 7

------------------
INVESTMENT RESULTS
------------------

INVESTMENT RESULTS

TOTAL RETURNS AS OF MARCH 31, 2002

CALIFORNIA MUNICIPAL PORTFOLIO -
Intermediate California Municipal

Class A Shares                Without Sales Charge        With Sales Charge
--------------------------------------------------------------------------------
     Since Inception*                -0.92%                    -5.13%

Class B Shares
--------------------------------------------------------------------------------
     Since Inception*                -1.01%                    -3.97%

Class C Shares
--------------------------------------------------------------------------------
     Since Inception*                -1.03%                    -2.01%

CALIFORNIA MUNICIPAL PORTFOLIO -
California Municipal Shares:

                     1 Year          3.08%                        N/A
                     5 Year          4.93%                        N/A
                    10 Year          5.39%                        N/A

DIVERSIFIED MUNICIPAL PORTFOLIO -
Intermediate Diversified Municipal

Class A Shares               Without Sales Charge        With Sales Charge
--------------------------------------------------------------------------------
     Since Inception*                -0.60%                    -4.81%

Class B Shares
--------------------------------------------------------------------------------
     Since Inception*                -0.69%                    -3.66%

Class C Shares
--------------------------------------------------------------------------------
     Since Inception*                -0.70%                    -1.69%

DIVERSIFIED MUNICIPAL PORTFOLIO -
Diversified Municipal Shares:

                     1 Year          3.83%                        N/A
                     5 Year          5.08%                        N/A
                    10 Year          5.49%                        N/A


--------------------------------------------------------------------------------
8 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                              ------------------
                                                              INVESTMENT RESULTS
                                                              ------------------

TOTAL RETURNS AS OF MARCH 31, 2002

NEW YORK MUNICIPAL PORTFOLIO -
Intermediate New York Municipal

Class A Shares               Without Sales Charge        With Sales Charge
--------------------------------------------------------------------------------
     Since Inception*                -0.57%                    -4.77%

Class B Shares
--------------------------------------------------------------------------------
     Since Inception*                -0.67%                    -3.63%

Class C Shares
--------------------------------------------------------------------------------
     Since Inception*                -0.59%                    -1.58%

NEW YORK MUNICIPAL PORTFOLIO -
New York Municipal Shares:

                     1 Year          3.41%                        N/A
                     5 Year          5.02%                        N/A
                    10 Year          5.45%                        N/A

Each Portfolio's investment results represent cumulative total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (3% year 1, 2% year 2, 1% year 3, 0% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Municipal Class shares are not subject to any front-end or contingent deferred sales charge or to any Rule 12b-1 fees.

Municipal shares are offered only to certain private clients who use the investment management services of the Adviser's Bernstein unit. These shares are not available to the general public.

Each Portfolio can invest in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. The Portfolios may at times be concentrated in a particular sector or industry group and, therefore, may be subject to greater risk.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*     Inception date for Class A, B and C shares: 2/1/02.

NA: Not applicable.


--------------------------------------------------------------------------------
                                  ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 9

------------------
INVESTMENT RESULTS
------------------

INVESTMENT RESULTS
As of March 31, 2002 (unaudited)

                                                         Taxable Equivalent
                                                            Yield in 36%
                                               30-Day        Tax Bracket
                                             SEC Yield*      (at NAV)**
--------------------------------------------------------------------------------
Intermediate California Municipal
Class A                                         2.58%           5.34%
Class B                                         1.87%           4.32%
Class C                                         1.88%           4.22%

Intermediate Diversified Municipal
Class A                                         2.97%           5.45%
Class B                                         2.28%           4.55%
Class C                                         2.26%           4.58%

Intermediate New York Municipal
Class A                                         2.74%           5.59%
Class B                                         2.00%           4.58%
Class C                                         2.00%           4.63%

* SEC yields are based on SEC guidelines and are calculated on 30 days ended March 31, 2002.

** The taxable-equivalent yield is based on NAV and a 36% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


--------------------------------------------------------------------------------
10 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                  ------------------------------
                                                  CALIFORNIA MUNICIPAL PORTFOLIO
                                                  PORTFOLIO OF INVESTMENTS
                                                  ------------------------------

CALIFORNIA MUNICIPAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2002 (unaudited)

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

              Tax-Exempt Variable-Rate Demand Notes - 4.33%
$  4,900,000  California Infrastructure &
              Economic Development Bank
              Revenue, Independent Systems
              Operating Corp. Project C, MBIA,
              Daily Floater, Putable Daily,
              2.20%, 04/01/2009......................               $  4,900,000
                                                                    ------------
   1,100,000  Irvine Ranch Water District,
              California Consolidated Bonds
              Refunding Series B,
              1.35%, 10/01/2009......................                  1,100,000
   1,800,000  California Health Facilities
              Financing Authority Revenue,
              Insured Sutter Health Series B,
              AMBAC, 1.40%, 07/01/2012...............                  1,800,000
   5,700,000  California Statewide
              Communities Development
              Authority, Certificates of
              Participation, Sutter Health
              Obligated Group, AMBAC,
              1.20%, 07/01/2015......................                  5,700,000
   3,100,000  California Health Facilities
              Financing Authority Revenue,
              Insured Adventist Hospital
              Series C, MBIA,
              1.45%, 09/01/2015......................                  3,100,000
   5,431,000  Irvine, California Improvement
              Bond Act 1915, Assessment
              District No. 97-17,
              1.35%, 09/02/2023......................                  5,431,000
   1,600,000  California Statewide
              Communities Development
              Authority, Solid Waste
              Facilities Revenue, Chevron
              U.S.A. Inc. Project,
              1.50%, 12/15/2024......................                  1,600,000
                                                                    ------------
              Total Tax-Exempt Variable-Rate Demand Notes
              (Cost $23,631,000).....................                 23,631,000
                                                                    ------------
              Prerefunded/Escrowed - 16.40%
   5,160,000  Los Angeles County
              Transportation Commission,
              California Sales Tax Revenue,
              Proposition C Second Series A,
              MBIA, 6.25%, 07/01/2013
              Prerefunded 07/01/2002 @ 102...........                  5,320,528


--------------------------------------------------------------------------------
                                 ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 11

------------------------------
CALIFORNIA MUNICIPAL PORTFOLIO
      PORTFOLIO OF INVESTMENTS
------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  1,000,000  Los Angeles, California Department
              of Water & Power, Electric
              Plant Revenue Second
              Issue, 8.00%, 08/15/2002...............               $  1,022,970
   1,010,000  University of California
              Revenue, Multi-Purpose
              Projects Series D, MBIA,
              6.125%, 09/01/2011
              Prerefunded 09/01/2002 @ 102...........                  1,048,572
   2,295,000  University of California
              Revenue, Multi-Purpose
              Projects Series D, MBIA,
              6.25%, 09/01/2012
              Prerefunded 09/01/2002 @ 102...........                  2,383,816
   9,940,000  University of California
              Revenue, Multi-Purpose
              Projects Series D, MBIA,
              6.875%, 09/01/2016
              Prerefunded 09/01/2002 @ 102...........                 10,350,025
   3,880,000  Lake Elsinore, California
              Improvement Bond Act 1915,
              Assessment District 93-1,
              Cottonwood Series B,
              8.25%, 09/02/2024
              Prerefunded 09/02/2002 @ 103...........                  4,100,190
   4,510,000  California Educational
              Facilities Authority Revenue,
              University of San Francisco,
              6.40%, 10/01/2017
              Prerefunded 10/01/2002 @ 102...........                  4,700,367
   9,145,000  California State Public Works
              Board Lease Revenue,
              University of California Project A,
              6.50%, 10/01/2006
              Prerefunded 10/01/2002 @ 102...........                  9,533,205
   3,000,000  Central Coast Water Authority,
              California State Regional
              Facilities Water Project
              Revenue, AMBAC,
              6.50%, 10/01/2014
              Prerefunded 10/01/2002 @ 102...........                  3,128,100
   2,710,000  California State Public Works
              Board Lease Revenue,
              University of California Project A,
              6.70%, 10/01/2017
              Prerefunded 10/01/2002 @ 102...........                  2,828,373


--------------------------------------------------------------------------------
12 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                  ------------------------------
                                                  CALIFORNIA MUNICIPAL PORTFOLIO
                                                  PORTFOLIO OF INVESTMENTS
                                                  ------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------
$ 15,950,000  San Joaquin Hills
              Transportation Corridor
              Agency, California Toll Road
              Revenue, Senior Lien,
              6.75%, 01/01/2032
              Prerefunded 01/01/2003 @ 102...........               $ 16,829,323
   1,550,000  Sacramento School Insurance
              Authority, California Revenue
              Liability Program Series D,
              5.70%, 06/01/2003
              Escrowed to Maturity...................                  1,581,651
   2,470,000  Los Angeles, California
              Department of Water & Power,
              Electric Plant Revenue,
              4.75%, 08/15/2010
              Prerefunded 08/15/2003 @ 102...........                  2,602,911
   5,675,000  Sacramento Municipal
              Utility District, California
              Electric Revenue Series I, MBIA,
              6.00%, 01/01/2024
              Prerefunded 01/01/2004 @ 102...........                  6,104,143
     880,000  Pomona Public Financing
              Authority, California,
              Southwest Pomona Revenue
              Series L, 5.50%, 02/01/2008
              Prerefunded 02/01/2004 @ 102...........                    940,210
   1,000,000  Washington Suburban Sanitation
              District, Maryland,
              6.60%, 06/01/2015
              Prerefunded 06/01/2004 @ 100...........                  1,076,040
   2,000,000  Los Angeles, California
              Department of Water & Power,
              Electric Plant Revenue, FSA,
              5.25%, 06/15/2013
              Prerefunded 06/15/2004 @ 101...........                  2,128,760
   3,955,000  Imperial Irrigation District,
              California Certificates of
              Participation, Electric System
              Project, MBIA, 6.00%, 11/01/2015
              Prerefunded 11/01/2004 @ 102...........                  4,340,138
     850,000  Burbank Redevelopment Agency,
              California, 9.25%, 12/01/2005
              Prerefunded 12/01/2004 @ 100...........                    926,730
   1,520,000  Corona, California Certificates of
              Participation, 8.00%, 03/01/2015
              Prerefunded 03/01/2006 @ 100...........                  1,770,952


--------------------------------------------------------------------------------
                                 ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 13

------------------------------
CALIFORNIA MUNICIPAL PORTFOLIO
      PORTFOLIO OF INVESTMENTS
------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$    920,000  Northern California Power
              Agency Public Power Revenue
              Series A, AMBAC,
              5.80%, 07/01/2009
              Escrowed to Maturity...................               $  1,024,420
   1,000,000  Kern High School District,
              California, 7.10%, 08/01/2011,
              Escrowed to Maturity...................                  1,221,830
   1,000,000  Pittsburgh Redevelopment
              Agency, California Residential
              Mortgage Revenue,
              9.60%, 06/01/2016
              Escrowed to Maturity...................                  1,477,110
   1,615,000  Metropolitan Water District
              of Southern California,
              Waterworks Revenue Series A,
              5.75%, 07/01/2021
              Escrowed to Maturity...................                  1,762,320
   1,250,000  Duarte, California Certificates
              of Participation, City of Hope
              National Medical Center,
              6.25%, 04/01/2023
              Prerefunded 04/01/2023 @ 102...........                  1,327,463
                                                                    ------------
              Total Prerefunded/Escrowed
              (Cost $87,864,174).....................                 89,530,147
                                                                    ------------
              Insured - 47.07%
   1,000,000  Orange County, California
              Certificates of Participation
              Series A, MBIA,
              5.50%, 07/01/2002......................                  1,009,320
   1,280,000  Puerto Rico Commonwealth
              Public Improvement Series B,
              AMBAC, 5.50%, 07/01/2002...............                  1,291,674
   1,000,000  California Health Facilities
              Financing Authority, Sutter
              Health Series C, FSA,
              5.00%, 08/15/2002......................                  1,011,870
   4,765,000  Orange County Local
              Transportation Authority, California
              Sales Tax Revenue, Second
              Senior Measure M, FGIC,
              9.50%, 02/15/2003......................                  5,061,764
   1,235,000  San Francisco City & County
              Airport Commission, California
              International Airport Revenue
              Second Series 27A, MBIA,
              4.00%, 05/01/2003......................                  1,259,194
   1,580,000  Pennsylvania State
              First Series, MBIA,
              5.00%, 06/01/2003......................                  1,626,168


--------------------------------------------------------------------------------
14 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                  ------------------------------
                                                  CALIFORNIA MUNICIPAL PORTFOLIO
                                                  PORTFOLIO OF INVESTMENTS
                                                  ------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  5,885,000  Association of Bay Area
              Governments, California Bay
              Area Rapid Transit Series A,
              AMBAC, 4.75%, 06/15/2003...............               $  6,072,202
   1,860,000  Eastern Municipal Water
              District, California Water &
              Sewer Revenue, Certificates of
              Participation Series A, FGIC,
              4.50%, 07/01/2003......................                  1,913,791
   4,100,000  Florida State Board of
              Education Lottery Revenue
              Series B, FGIC,
              5.00%, 07/01/2003......................                  4,226,690
   1,085,000  Los Angeles County
              Metropolitan Transportation
              Authority, California Sales
              Tax Revenue, Proposition C
              Second Series B, AMBAC,
              8.00%, 07/01/2003......................                  1,162,057
   2,780,000  Florida State Correctional
              Privatization Commission
              Certificates of Participation, MBIA,
              4.00%, 08/01/2003......................                  2,834,043
   1,000,000  Gateway Economic Development
              Corp., Greater Cleveland, Ohio
              Excise Tax Revenue, FSA,
              5.00%, 09/01/2003......................                  1,032,310
   1,285,000  Irvine Public Facilities &
              Infrastructure Authority,
              California Assessment Revenue
              Series B, AMBAC,
              3.00%, 09/02/2003......................                  1,297,426
   1,475,000  King County Washington Sewer
              Revenue, Refunding, FGIC,
              5.00%, 01/01/2004......................                  1,522,672
   3,500,000  Louisiana State Energy & Power
              Authority, Power Project
              Revenue, FSA,
              5.50%, 01/01/2004......................                  3,643,220
  17,000,000  New Jersey State Transit
              Corp., Capital Grant
              Anticipation Notes Series C,
              AMBAC, 5.25%, 02/01/2004...............                 17,674,560
   1,000,000  Iowa State School
              Infrastructure Special Fund,
              FSA, 4.00%, 03/15/2004.................                  1,018,790
   3,550,000  San Francisco City & County
              Housing Authority, California
              Multifamily Revenue, MBIA,
              4.45%, 05/01/2004......................                  3,590,541


--------------------------------------------------------------------------------
                                 ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 15

------------------------------
CALIFORNIA MUNICIPAL PORTFOLIO
      PORTFOLIO OF INVESTMENTS
------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  5,000,000  San Jose Redevelopment Agency,
              California Tax Allocation,
              Merged Area Redevelopment
              Project, MBIA,
              3.00%, 08/01/2004......................               $  5,039,150
   1,015,000  Covina Valley Unified School
              District, California Series A,
              FSA, 4.50%, 08/01/2004.................                  1,057,082
   1,365,000  Rancho, California Water
              District Financing Authority
              Revenue Series A, FSA,
              5.00%, 08/01/2004......................                  1,436,894
   1,835,000  Los Angeles, California Harbor
              Department Revenue, AMBAC,
              5.50%, 08/01/2004 (Note C, p. 29)......                  1,933,081
   1,735,000  Gateway Economic Development
              Corp., Greater Cleveland, Ohio
              Excise Tax Revenue, FSA,
              5.125%, 09/01/2004.....................                  1,810,629
   1,600,000  Irvine Public Facilities &
              Infrastructure Authority,
              California Assessment Revenue
              Series B, AMBAC,
              3.00%, 09/02/2004......................                  1,614,864
   1,000,000  Oakland Joint Powers Financing
              Authority, California Lease
              Revenue, AMBAC,
              5.00%, 10/01/2004......................                  1,053,880
  11,500,000  San Joaquin Hills
              Transportation Corridor
              Agency, California Toll Road
              Revenue, Capital Appreciation
              Refunding Series A, MBIA,
              0.00%, 01/15/2005......................                 10,441,310
   3,175,000  East Bay Delta Housing &
              Finance Agency, California
              Lease Revenue, MBIA,
              4.25%, 06/01/2005......................                  3,242,881
   1,900,000  Association of Bay Area
              Governments, California Bay
              Area Rapid Transit Series A,
              AMBAC, 5.00%, 06/15/2005...............                  2,003,740
   2,360,000  San Diego County Regional
              Transportation Authority,
              California Sales Tax Revenue
              Series A, FGIC,
              5.25%, 04/01/2008......................                  2,524,940
   3,885,000  Long Beach, California Harbor
              Revenue, MBIA, AMT,
              6.00%, 05/15/2008......................                  4,239,001


--------------------------------------------------------------------------------
16 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                  ------------------------------
                                                  CALIFORNIA MUNICIPAL PORTFOLIO
                                                  PORTFOLIO OF INVESTMENTS
                                                  ------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  1,000,000  Riverside, California Sewer
              Revenue, FGIC,
              7.00%, 08/01/2008......................               $  1,164,360
   1,510,000  Castaic Lake Water Agency,
              California Certificates of
              Participation, Water System
              Improvement Project Series A,
              MBIA, 7.25%, 08/01/2008................                  1,779,082
   1,050,000  Los Angeles, California Department
              of Airports, Airport Revenue
              Series A, FGIC,
              5.50%, 05/15/2009......................                  1,108,748
   1,000,000  Redding Joint Powers Financing
              Authority, California Electric
              System Revenue Series A, MBIA,
              6.25%, 06/01/2009......................                  1,126,900
   1,815,000  Northern California Power
              Agency, Geothermal Project
              No. 3 Series A, AMBAC,
              5.80%, 07/01/2009......................                  2,008,969
   1,100,000  South Orange County Public
              Finance Authority, California
              Special Tax Revenue, Foothill
              Area Series C, FGIC,
              8.00%, 08/15/2009......................                  1,363,989
   2,000,000  Los Angeles, California
              Wastewater System Revenue
              Series D, FGIC,
              5.375%, 11/01/2009.....................                  2,098,680
     600,000  Los Angeles, California Department
              of Airports, Airport
              Revenue, FGIC, AMT,
              5.80%, 05/15/2010......................                    640,974
   1,000,000  Kern High School District,
              California Series A, MBIA,
              6.30%, 02/01/2011......................                  1,141,610
   2,145,000  San Francisco City & County
              Airport Commission, California
              International Airport Revenue
              Second Series 10A, MBIA, AMT,
              5.45%, 05/01/2012......................                  2,252,229
   1,000,000  Los Angeles County
              Metropolitan Transportation
              Authority, California Sales
              Tax Revenue Series B, AMBAC,
              5.30%, 07/01/2012......................                  1,041,460
   1,075,000  Rancho, California Water
              District Financing Authority
              Revenue Series A, FSA,
              5.50%, 08/01/2012......................                  1,164,601


--------------------------------------------------------------------------------
                                 ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 17

------------------------------
CALIFORNIA MUNICIPAL PORTFOLIO
      PORTFOLIO OF INVESTMENTS
------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  1,000,000  University of California
              Revenue Series C, AMBAC,
              5.00%, 09/01/2013......................               $  1,021,000
   2,500,000  Northern Mariana Islands,
              Commonwealth of, Series A, ACA,
              6.00%, 06/01/2014......................                  2,609,475
   1,195,000  Culver City Redevelopment
              Finance Authority, California
              Tax Allocation, AMBAC,
              5.50%, 11/01/2014......................                  1,299,180
   8,675,000  Los Angeles Unified School
              District, California Election
              of 1997 Series E, MBIA,
              5.50%, 07/01/2015 (Note C, p. 29)......                  9,211,722
   1,000,000  San Jose Redevelopment Agency,
              California Tax Allocation,
              Merged Area Redevelopment
              Project, MBIA,
              6.00%, 08/01/2015......................                  1,127,600
   2,380,000  Antioch Public Finance
              Authority, California Lease
              Revenue, Municipal Facilities
              Project Series B, MBIA,
              5.50%, 01/01/2016 (Note C, p. 29)......                  2,437,858
   1,430,000  San Mateo County
              Transportation District,
              California Series A, MBIA,
              5.50%, 06/01/2016......................                  1,531,902
   5,225,000  California State Public Works
              Board Lease Revenue,
              Department of Health Services
              Series A, MBIA,
              5.75%, 11/01/2016......................                  5,625,235
   2,645,000  Northern California Power
              Agency Public Power Revenue,
              Hydroelectric Project No. 1
              Series A, MBIA,
              5.00%, 07/01/2017......................                  2,648,333
   1,000,000  California Special Districts
              Association Finance Corp.,
              Certificates of Participation
              Series Z, FSA,
              5.50%, 08/01/2017......................                  1,066,300
   3,130,000  Long Beach Bond Finance
              Authority, California Lease
              Revenue, Civic Center Project
              Series A, MBIA,
              5.00%, 10/01/2017......................                  3,133,850


--------------------------------------------------------------------------------
18 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                  ------------------------------
                                                  CALIFORNIA MUNICIPAL PORTFOLIO
                                                  PORTFOLIO OF INVESTMENTS
                                                  ------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  7,495,000  San Bernardino County,
              California Certificates of
              Participation, West Valley
              Detention Center, Refunding
              Series A, MBIA,
              5.25%, 11/01/2017 (Note C, p. 29)......               $  7,507,592
   6,390,000  Santa Clara County Financing
              Authority, California Lease
              Revenue Series A, AMBAC,
              5.00%, 11/15/2017......................                  6,397,668
   5,930,000  Sacramento City Financing
              Authority, California Revenue
              Capital Improvement Series A,
              AMBAC, 5.50%, 12/01/2017...............                  6,198,570
   2,420,000  San Francisco City & County
              Airport Commission, California
              International Airport Revenue
              Second Series 15A, FSA, AMT,
              5.00%, 05/01/2018......................                  2,334,380
   2,000,000  Los Angeles, California Department
              of Water & Power, Power
              System Series A, FSA,
              5.25%, 07/01/2018......................                  2,032,040
   5,000,000  Los Angeles Department of
              Water & Power, California
              Power System Series A, MBIA,
              5.375%, 07/01/2018.....................                  5,125,850
   2,000,000  Los Altos School District,
              California Series B, MBIA,
              5.00%, 08/01/2018......................                  1,982,240
   1,000,000  Los Angeles Convention &
              Exhibition Center Authority,
              California Lease Revenue
              Series A, MBIA,
              5.375%, 08/15/2018.....................                  1,035,920
   2,075,000  Anaheim Public Financing
              Authority, California Electric
              System Revenue, Distribution
              Facilities, MBIA,
              5.00%, 10/01/2018......................                  2,056,595
   1,500,000  Imperial Irrigation District,
              California Electric System
              Revenue, MBIA,
              5.00%, 11/01/2018......................                  1,486,605
   3,765,000  Los Angeles, California Sanitation
              Equipment Charge Revenue
              Series A, FSA,
              5.25%, 02/01/2019......................                  3,809,803


--------------------------------------------------------------------------------
                                 ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 19

------------------------------
CALIFORNIA MUNICIPAL PORTFOLIO
      PORTFOLIO OF INVESTMENTS
------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  9,155,000  Los Angeles County, California
              Metropolitan Transportation
              Authority, Sales Tax Revenue
              Series A, FSA,
              5.00%, 07/01/2019......................               $  9,019,140
   1,185,000  Tahoe-Truckee Unified School
              District, California, MBIA,
              5.50%, 08/01/2019......................                  1,248,812
   1,000,000  Long Beach Bond Finance
              Authority, California Lease
              Revenue, Public Safety
              Facilities Projects, AMBAC,
              5.25%, 11/01/2019......................                  1,009,660
   2,815,000  Los Angeles County, California
              Certificates of Participation,
              Antelope Valley Courthouse
              Series A, AMBAC,
              5.75%, 11/01/2019......................                  2,974,751
   2,630,000  California State Public Works
              Board Lease Revenue,
              Department of Corrections,
              State Prison Series A, AMBAC,
              5.00%, 12/01/2019......................                  2,590,418
   4,525,000  Los Angeles, California
              Sanitation Equipment Charge
              Revenue Series A, FSA,
              5.25%, 02/01/2020......................                  4,562,829
   2,050,000  Pasadena Unified School
              District, California Series B,
              FGIC, 5.00%, 07/01/2020................                  2,018,512
   6,075,000  Los Angeles, California Department
              of Water & Power, Power
              System Series A, MBIA,
              5.375%, 07/01/2020.....................                  6,182,953
   6,340,000  University of California
              Revenue, Multi-Purpose
              Projects Series E, MBIA,
              5.125%, 09/01/2020.....................                  6,298,663
   1,000,000  Fontana Public Financing
              Authority, California Tax
              Allocation Revenue, North
              Fontana Redevelopment Project
              Series A, FSA, 5.25%, 09/01/2020.......                  1,005,530
   1,100,000  Mammoth Unified School
              District, California Capital
              Appreciation, MBIA,
              0.00%, 08/01/2021......................                    370,524
   1,000,000  Sacramento Municipal Utility
              District, California Electric
              Revenue, Refunding Series P, FSA,
              5.25%, 08/15/2021......................                  1,006,550


--------------------------------------------------------------------------------
20 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                  ------------------------------
                                                  CALIFORNIA MUNICIPAL PORTFOLIO
                                                  PORTFOLIO OF INVESTMENTS
                                                  ------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  1,050,000  Long Beach Bond Finance
              Authority, California Lease
              Revenue, Public Safety
              Facilities Projects, AMBAC,
              5.25%, 11/01/2021......................               $  1,053,339
   1,000,000  Sacramento County Sanitation
              District Financing Authority,
              California Revenue, FSA,
              5.50%, 12/01/2021......................                  1,050,490
   1,000,000  Mammoth Unified School
              District, California Capital
              Appreciation, MBIA,
              0.00%, 08/01/2022......................                    317,140
   3,050,000  California State University
              Headquarters Building
              Authority Lease Revenue Series B,
              MBIA, 5.25%, 09/01/2022................                  3,053,568
   1,715,000  Long Beach Bond Finance
              Authority, California Lease
              Revenue, Public Safety
              Facilities Projects, AMBAC,
              5.25%, 11/01/2022......................                  1,717,675
   3,450,000  San Francisco City & County
              Airport Commission, California
              International Airport Revenue
              Second Series 16B, FSA,
              5.00%, 05/01/2024......................                  3,298,821
   1,000,000  California State, MBIA,
              5.00%, 08/01/2024......................                    962,190
   5,200,000  William S. Hart Union High
              School District, California
              Certificates of Participation,
              School Facility Bridge Funding
              Program, FSA,
              2.40%, 01/15/2025......................                  5,132,764
   9,930,000  Los Angeles Community College
              District, California Series A,
              MBIA, 5.00%, 06/01/2026................                  9,487,023
   1,105,000  California Housing Finance
              Agency, Home Mortgage Revenue
              Series I, MBIA, AMT,
              4.95%, 08/01/2028......................                  1,107,663
   6,305,000  California Housing Finance
              Agency, Home Mortgage Revenue
              Series B, AMT, MBIA,
              0.00%, 08/01/2029......................                  1,698,252
   2,145,000  California Housing Finance
              Agency, Home Mortgage Revenue
              Series N, AMT, FSA,
              5.25%, 08/01/2029......................                  2,081,250


--------------------------------------------------------------------------------
                                 ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 21

------------------------------
CALIFORNIA MUNICIPAL PORTFOLIO
      PORTFOLIO OF INVESTMENTS
------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  5,550,000  William S. Hart Union High
              School District, California
              Certificates of Participation,
              School Facility Bridge Funding
              Program, FSA,
              2.40%, 01/15/2036......................               $  5,478,238
                                                                    ------------
              Total Insured
              (Cost $251,925,262)....................                256,943,819
                                                                    ------------
              Tax Supported - 15.13%
              State General Obligations - 7.24%
   1,935,000  California State,
              7.10%, 09/01/2002......................                  1,974,726
   1,030,000  California State,
              5.00%, 12/01/2002......................                  1,049,137
   2,505,000  Wisconsin State Series A,
              5.25%, 05/01/2003......................                  2,579,098
   2,100,000  Illinois State Series 1,
              5.50%, 12/01/2003......................                  2,200,044
   3,850,000  Delaware State Series A,
              4.00%, 08/01/2004......................                  3,941,052
   2,890,000  California State,
              6.10%, 09/01/2004......................                  3,094,699
   1,460,000  Illinois State Series 1,
              5.50%, 12/01/2004......................                  1,552,243
   2,500,000  California State,
              6.20%, 09/01/2005......................                  2,716,850
   1,870,000  California State,
              5.25%, 09/01/2018......................                  1,873,684
   5,065,000  California State,
              5.00%, 06/01/2019......................                  4,911,429
   7,000,000  California State,
              5.25%, 09/01/2020......................                  6,950,720
   2,735,000  California State,
              5.00%, 11/01/2022......................                  2,603,228
   4,285,000  California State,
              5.00%, 10/01/2023......................                  4,063,337
                                                                    ------------

              Total State General Obligations
              (Cost $38,890,893).....................                 39,510,247
                                                                    ------------
              Local General Obligations - 2.31%
   1,000,000  Mecklenburg County, North
              Carolina Public Improvement
              Series D, 4.00%, 02/01/2004............                  1,019,230
   3,000,000  Dallas, Texas, Equipment
              Acquisition Contractual Obligation,
              5.25%, 08/15/2004......................                  3,154,410


--------------------------------------------------------------------------------
22 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                  ------------------------------
                                                  CALIFORNIA MUNICIPAL PORTFOLIO
                                                  PORTFOLIO OF INVESTMENTS
                                                  ------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  3,110,000  Los Angeles County Public
              Works Financing Authority,
              California Capital Construction,
              5.00%, 03/01/2011......................               $  3,227,371
   2,480,000  Los Angeles, California Series A,
              5.25%, 09/01/2011......................                  2,589,914
   1,145,000  Los Gatos-Saratoga Joint Union
              High School District, California
              Election of 1998-Series B,
              5.75%, 12/01/2019......................                  1,216,391
   1,325,000  Los Gatos-Saratoga Joint Union
              High School District, California
              Election of 1998-Series B,
              5.75%, 12/01/2020......................                  1,397,186
                                                                    ------------
              Total Local General Obligations
              (Cost $12,262,199).....................                 12,604,502
                                                                    ------------
              Tax Lease - 2.22%
   1,920,000  San Diego Unified School
              District, California
              Certificates of Participation,
              Capital Projects Phase XV
              Series A, 4.75%, 07/01/2002............                  1,934,150
   1,475,000  Los Angeles County Capital
              Asset Leasing Corp., California
              Lease Revenue, Series A,
              3.00%, 12/01/2002......................                  1,481,711
   1,000,000  California State Public Works
              Board Lease Revenue,
              Department of Corrections, Del
              Norte Series C, 4.70%, 12/01/2003......                  1,035,550
   1,760,000  Puerto Rico Urban Renewal &
              Housing Corp., 7.875%, 10/01/2004......                  1,770,930
   1,010,000  Gilroy Unified School District,
              California Certificates of Participation,
              5.85%, 07/01/2008......................                  1,056,813
   2,590,000  Taft Public Financing
              Authority, California Lease
              Revenue, Community
              Correctional Facility Project A,
              5.95%, 01/01/2011......................                  2,792,616
   2,000,000  Sacramento City Finance
              Authority, California Lease
              Revenue Series B,
              5.40%, 11/01/2020......................                  2,040,000
                                                                    ------------

              Total Tax Lease
              (Cost $11,610,071).....................                 12,111,770
                                                                    ------------


--------------------------------------------------------------------------------
                                 ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 23

------------------------------
CALIFORNIA MUNICIPAL PORTFOLIO
      PORTFOLIO OF INVESTMENTS
------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

              Special Tax - 3.36%
$  2,185,000  Roseville North Central
              Community District No. 1,
              California Special Tax,
              4.70%, 09/01/2002......................               $  2,195,401
   1,000,000  Orange County Development
              Agency, California Tax
              Allocation, Santa Ana Heights
              Project Area, 5.70%, 09/01/2002........                  1,011,400
   1,225,000  Tustin Unified School
              District, Community Facilities
              District 97-1, California Bond
              Anticipation Notes,
              6.10%, 09/01/2002......................                  1,237,813
     500,000  Irvine, California Improvement
              Bond Act 1915 Limited
              Obligation Assessment District,
              4.00%, 09/02/2002......................                    501,510
   1,000,000  Fontana Redevelopment Agency,
              California Tax Allocation,
              Jurupa Hills Redevelopment
              Project Series A,
              4.30%, 10/01/2002......................                  1,008,100
   1,910,000  Virgin Islands Public Finance
              Authority Revenue, Gross
              Receipts Taxes Loan Notes
              Series A, 5.50%, 10/01/2002............                  1,939,777
     215,000  Vacaville, California
              Improvement Bond Act 1915
              Refunding & Improvement
              Consolidated Reassessment
              Series A, 3.00%, 09/02/2003............                    212,966
     555,000  Irvine, California Improvement
              Bond Act 1915 Limited
              Obligation Assessment District,
              4.125%, 09/02/2003.....................                    556,915
   3,000,000  Orange County Local
              Transportation Authority, California
              Sales Tax Revenue, Refunding
              First Senior Measure M Series A,
              4.00%, 02/15/2004......................                  3,073,200
   1,150,000  New Jersey State
              Transportation Trust Fund
              Authority, Transportation
              Systems Series A,
              5.25%, 06/15/2004......................                  1,204,636
     375,000  Vacaville, California
              Improvement Bond Act 1915
              Refunding & Improvement
              Consolidated Reassessment
              Series A, 3.40%, 09/02/2004............                    369,623


--------------------------------------------------------------------------------
24 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                  ------------------------------
                                                  CALIFORNIA MUNICIPAL PORTFOLIO
                                                  PORTFOLIO OF INVESTMENTS
                                                  ------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$    750,000  Irvine, California Improvement
              Bond Act 1915 Limited
              Obligation Assessment District,
              4.375%, 09/02/2004.....................               $    752,790
     665,000  Vacaville, California
              Improvement Bond Act 1915
              Refunding & Improvement
              Consolidated Reassessment
              Series A, 3.95%, 09/02/2005............                    652,292
     165,000  Irvine, California Improvement
              Bond Act 1915 Limited
              Obligation Assessment District,
              4.60%, 09/02/2005......................                    165,613
     515,000  Contra Costa County,
              California Improvement Bond
              Act 1915, 5.45%, 09/02/2005............                    531,784
     680,000  Vacaville, California
              Improvement Bond Act 1915
              Refunding & Improvement
              Consolidated Reassessment
              Series A, 4.25%, 09/02/2006............                    664,108
   1,075,000  Pomona Public Financing
              Authority, California Revenue,
              Southwest Pomona Redevelopment
              Series L, 5.50%, 02/01/2008............                  1,124,450
   1,175,000  Beacon Tradeport Community
              Development District, Florida
              Industrial Project Series B,
              7.125%, 05/01/2022.....................                  1,169,936
                                                                    ------------
              Total Special Tax
              (Cost $18,308,491).....................                 18,372,314
                                                                    ------------
              Total Tax Supported
              (Cost $81,071,654).....................                 82,598,833
                                                                    ------------
              Revenue - 17.50%
              Airport Revenue - 0.20%
     500,000  Denver City & County, Colorado
              Airport Revenue Series B, AMT,
              7.25%, 11/15/2005......................                    519,715
     500,000  Denver City & County, Colorado
              Airport Revenue Series D, AMT,
              7.75%, 11/15/2013......................                    596,065
                                                                    ------------

              Total Airport Revenue
              (Cost $997,875)........................                  1,115,780
                                                                    ------------


--------------------------------------------------------------------------------
                                 ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 25

------------------------------
CALIFORNIA MUNICIPAL PORTFOLIO
      PORTFOLIO OF INVESTMENTS
------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

              Electric Revenue - 1.18%
$  2,400,000  Seattle, Washington Municipal
              Light & Power Revenue
              4.50%, 03/28/2003......................               $  2,451,192
   3,640,000  Los Angeles, California
              Department of Water & Power,
              Electric Plant Revenue,
              Unrefunded, 9.00%, 09/01/2003..........                  3,965,634
                                                                    ------------
              Total Electric Revenue
              (Cost $6,418,410)......................                  6,416,826
                                                                    ------------
              Health Care Revenue - 1.06%
   1,185,000  ABAG Finance Authority for
              Nonprofit Corp., California
              Revenue, San Diego Hospital
              Associates Series A,
              6.00%, 08/15/2004......................                  1,245,885
   1,185,000  California Statewide Community
              Development Authority
              Certificates of Participation,
              Catholic Healthcare West,
              6.50%, 07/01/2020......................                  1,215,455
   3,385,000  California Statewide
              Communities Development
              Authority Revenue, Kaiser
              Permanent Series C,
              3.85%, 08/01/2031......................                  3,329,147
                                                                    ------------
              Total Health Care Revenue
              (Cost $5,769,720)......................                  5,790,487
                                                                    ------------
              Higher Education Revenue - 1.40%
   7,575,000  CSUCI Financing Authority
              Revenue, California Rental
              Housing, 3.375%, 08/01/2031............                  7,628,025
                                                                    ------------

              Total Higher Education Revenue
              (Cost $7,575,000)......................                  7,628,025
                                                                    ------------
              Tobacco Revenue - 2.58%
     940,000  Childrens Trust Fund, Puerto
              Rico Tobacco Settlement
              Revenue, 5.75%, 07/01/2020.............                    971,744
   3,950,000  Tobacco Securitization
              Authority of Northern California
              Tobacco Settlement Revenue,
              Asset-Backed Bonds Series B,
              4.375%, 06/01/2021.....................                  3,899,085


--------------------------------------------------------------------------------
26 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                  ------------------------------
                                                  CALIFORNIA MUNICIPAL PORTFOLIO
                                                  PORTFOLIO OF INVESTMENTS
                                                  ------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  9,355,000  Tobacco Securitization
              Authority of Southern California
              Tobacco Settlement Revenue,
              Asset-Backed Bonds Series A,
              5.25%, 06/01/2027......................               $  9,187,639
                                                                    ------------
              Total Tobacco Revenue
              (Cost $14,254,914).....................                 14,058,468
                                                                    ------------
              Toll Revenue - 0.78%
   4,135,000  Florida State Turnpike
              Authority Revenue, Department
              of Transportation Series B,
              5.00%, 07/01/2003......................                  4,262,771
                                                                    ------------
              Total Toll Revenue
              (Cost $4,160,277)......................                  4,262,771
                                                                    ------------
              Water/Sewer Revenue - 4.47%
   1,800,000  Florida Water Pollution
              Control Financing Corp.
              Revenue, Water Pollution Control,
              5.00%, 01/15/2004......................                  1,864,530
   2,510,000  Michigan Municipal Bond
              Authority Revenue, Clean Water
              Revolving Fund,
              4.50%, 10/01/2004......................                  2,602,895
   2,500,000  Metropolitan Water District of
              Southern California,
              Waterworks Revenue Series A,
              5.50%, 07/01/2008......................                  2,615,025
   2,420,000  Los Angeles County Sanitation
              District Financing Authority,
              California Series A,
              5.25%, 10/01/2008......................                  2,533,256
   1,000,000  Orange County Water District,
              California Certificates of
              Participation Series A,
              5.50%, 08/15/2010......................                  1,046,870
   2,460,000  San Francisco City & County
              Public Utilities Commission,
              California Waterworks Revenue
              Series A, 5.00%, 11/01/2012............                  2,536,334
   2,285,000  California State Department of
              Water Resources, Water System
              Revenue Series O,
              5.00%, 12/01/2015......................                  2,319,938
   1,350,000  Metropolitan Water District of
              Southern California,
              Waterworks Revenue Series A,
              5.00%, 07/01/2016......................                  1,355,927


--------------------------------------------------------------------------------
                                 ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 27

------------------------------
CALIFORNIA MUNICIPAL PORTFOLIO
      PORTFOLIO OF INVESTMENTS
------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  5,000,000  Sacramento County Sanitation...............           $  5,316,400
              District Financing Authority,
              California Revenue Series A,
              5.60%, 12/01/2016
   2,045,000  Metropolitan Water District of
              Southern California,
              Waterworks Revenue Series A,
              5.75%, 07/01/2021......................                  2,196,125
                                                                    ------------
              Total Water/Sewer Revenue
              (Cost $23,448,005).....................                 24,387,300
                                                                    ------------
              Miscellaneous Revenue - 2.78%
   1,050,000  Los Angeles, California Harbor
              Revenue Series B, AMT,
              5.00%, 08/01/2002......................                  1,060,342
   3,236,250  Koch Fixed-Rate Trust, Various
              States Class A1,
              4.70%, 10/06/2003......................                  3,244,600
   1,850,000  Ohio State Revenue, Major New
              State Infrastructure-1,
              5.00%, 06/15/2004......................                  1,927,718
   6,485,000  Los Angeles, California Harbor
              Department Revenue Series B,
              AMT, 5.75%, 08/01/2009.................                  6,924,813
   2,000,000  Oakland, Joint Powers
              Financing Authority, California
              Revenue, California Fruitvale
              Transit Village Series A,
              3.125%, 07/01/2033.....................                  2,009,660
                                                                    ------------
              Total Miscellaneous Revenue
              (Cost $14,870,478).....................                 15,167,133
                                                                    ------------
              Industrial Development/Pollution Control
              Revenue - 3.05%
   1,305,000  California Statewide
              Communities Development
              Authority Certificates of
              Participation, The Internext
              Group, 4.00%, 04/01/2002...............                  1,305,000
   2,750,000  California Statewide
              Communities Development
              Authority Solid Waste Revenue,
              4.95%, 04/01/2011......................                  2,794,853
   3,050,000  Pope County, Arkansas Revenue,
              Refunding Entergy Arkansas
              Inc. Project, 5.05%, 09/01/2028........                  3,057,442


--------------------------------------------------------------------------------
28 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                  ------------------------------
                                                  CALIFORNIA MUNICIPAL PORTFOLIO
                                                  PORTFOLIO OF INVESTMENTS
                                                  ------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  3,530,000  Matagorda County, Navigation
              District No. 1, Texas
              Pollution Control Revenue,
              Refunding Central Power &
              Light Co. Series A,
              3.75%, 05/01/2030......................               $  3,505,890
   1,000,000  Maricopa County, Industrial
              Development Authority, Arizona
              Solid Waste Disposal Revenue,
              Waste Management Inc. Project,
              4.80%, 12/01/2031......................                    999,660
   5,000,000  Brazos River Authority, Texas
              Pollution Control Revenue,
              Refunding TXU Electric Co.
              Project Series D,
              4.25%, 05/01/2033......................                  5,004,400
                                                                    ------------
              Total Industrial Development/Pollution
              Control Revenue
              (Cost $16,671,027).....................                 16,667,245
                                                                    ------------
              Total Revenue
              (Cost $94,165,706).....................                 95,494,035
                                                                    ------------
              Asset-Backed Securities - 1.77%
              Housing - 1.77%
   1,050,000  San Jose, California
              Multifamily Housing Revenue,
              El Parador Apartments Project
              Series C, AMT, 4.90%, 01/01/2016.......                  1,067,483
   3,325,000  Munimae Trust, Series 2001-1
              Class A, 4.35%, 10/26/2016.............                  3,303,853
   3,875,000  Munimae Trust, Series 2001-2
              Class A, 4.35%, 10/26/2016.............                  3,850,355
   1,355,000  California Rural Home Mortgage
              Finance Authority, Single
              Family Mortgage Revenue,
              Mortgage-Backed Securities
              Program Series A, GNMA/FNMA
              6.55%, 06/01/2030......................                  1,461,517
                                                                    ------------
              Total Housing
              (Cost $9,712,033)......................                  9,683,208
                                                                    ------------
              Total Asset-Backed Securities
              (Cost $9,712,033)......................                  9,683,208
                                                                    ------------


--------------------------------------------------------------------------------
                                 ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 29

------------------------------
CALIFORNIA MUNICIPAL PORTFOLIO
      PORTFOLIO OF INVESTMENTS
------------------------------

                                                                         Market
              Description                                                 Value
-------------------------------------------------------------------------------

              Investment Summary
              Total Investments - 102.20%
              Cost $548,369,829)
              (Note B, below)........................              $557,881,042
              Cash and Other Assets,
              Less Liabilities - (2.2)%..............               (12,029,107)
                                                                   ------------
              Net Assets - 100.00%...................              $545,851,935
                                                                   ============

(a)   Explanation of abbreviations:

      Insured-bond abbreviations:
      ACA   -ACA Financial Guaranty Corporation
      AMBAC -AMBAC Indemnity Corporation
      FGIC  -Financial Guaranty Insurance Company
      FSA   -Financial Security Assurance, Inc.
      MBIA  -Municipal Bond Investors Assurance Corporation

      Other abbreviations:
      AMT   -Subject to Alternative Minimum Tax
      FNMA  -Federal National Mortgage Association
      GNMA  -Government National Mortgage Association

(b) At March 31, 2002, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $12,480,994 and gross unrealized depreciation of investments was $2,969,781 resulting in net unrealized appreciation of $9,511,213.

(c)   When-issued security.

      See Notes to Financial Statements.


--------------------------------------------------------------------------------
30 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                 -------------------------------
                                                 DIVERSIFIED MUNICIPAL PORTFOLIO
                                                 PORTFOLIO OF INVESTMENTS
                                                 -------------------------------

DIVERSIFIED MUNICIPAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2002 (unaudited)

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

              Tax-Exempt Variable-Rate Demand Notes - 4.95%
$  2,100,000  Louisiana State Offshore
              Terminal Authority, Deepwater
              Port Revenue, Refunding Loop
              Inc. 1st Stage, Daily Floater,
              Putable Daily,
              1.40%, 09/01/2006......................             $    2,100,000
   1,400,000  Salt Lake County, Utah
              Pollution Control Revenue,
              Refunding Service Station
              Holdings Project, Daily
              Floater, Putable Daily,
              1.50%, 02/01/2008......................                  1,400,000
   1,400,000  California Infrastructure &
              Economic Development Bank
              Revenue, Independent Systems
              Operating Corp. Project C,
              2.20%, 04/01/2009......................                  1,400,000
  10,500,000  Michigan State Strategic Fund
              Limited Obligation Revenue,
              Dow Chemical Co. Project,
              Daily Floater, Putable Daily,
              1.60%, 12/01/2014......................                 10,500,000
   2,000,000  Wisconsin State Health &
              Educational Facilities
              Authority Revenue, Gundersen
              Lutheran Series A, Daily
              Floater, Putable Daily,
              1.45%, 12/01/2015......................                  2,000,000
   7,230,000  East Baton Rouge Parish,
              Louisiana Pollution Control
              Revenue, Exxon Project, Daily
              Floater, Putable Daily,
              1.45%, 03/01/2022......................                  7,230,000
   3,300,000  Columbia Industrial, Alabama
              Development Board, Pollution
              Control Revenue, Refunding
              Alabama Power Co. Project
              Series A, Daily Floater,
              Putable Daily,
              1.50%, 05/01/2022......................                  3,300,000
   1,500,000  Martin County, Florida Pollution
              Control Revenue, Refunding
              Florida Power & Light Co.
              Project, Daily Floater,
              Putable Daily,
              1.80%, 07/15/2022......................                  1,500,000


--------------------------------------------------------------------------------
                                 ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 31

-------------------------------
DIVERSIFIED MUNICIPAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
-------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  1,400,000  Monroe County Development
              Authority, Georgia Pollution Control
              Revenue, Georgia Power Co.
              Scherer 1st Series, Daily
              Floater, Putable Daily,
              1.50%, 07/01/2025......................             $    1,400,000
   4,300,000  Montrose, Minnesota Industrial
              Development Revenue, Lyman
              Lumber Co. Project, Daily
              Floater, Putable Daily,
              1.60%, 05/01/2026......................                  4,300,000
   5,700,000  Harris County Health
              Facilities Development Corp.,
              Texas Revenue, Children's
              Hospital Series B-1, MBIA,
              Daily Floater, Putable Daily,
              1.50%, 10/01/2029......................                  5,700,000
   3,200,000  Michigan State, Strategic Fund
              Limited Obligation Revenue,
              Dow Chemical Co. Project,
              Daily Floater, Putable Daily,
              1.80%, 12/01/2030......................                  3,200,000
   6,300,000  Northern Michigan University
              Revenues, FGIC-SPI, Daily
              Floater, Putable Daily,
              1.45%, 06/01/2031......................                  6,300,000
   6,000,000  Denver, Health & Hospital
              Authority, Colorado Healthcare
              Revenue Series B, Daily
              Floater, Putable Daily,
              1.45%, 12/01/2031......................                  6,000,000
   7,000,000  Stevenson, Industrial
              Development Board, Alabama
              Environmental Improvement
              Revenue, Refunding Mead Corp.
              Project Series A, Daily
              Floater, Putable Daily,
              1.55%, 10/01/2035......................                  7,000,000
   9,150,000  Clark County, Nevada, Airport
              Revenue, Subordinated Lien
              Series A, FGIC, Daily Floater,
              Putable Daily,
              1.07%, 07/01/2036......................                  9,150,000


--------------------------------------------------------------------------------
32 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                 -------------------------------
                                                 DIVERSIFIED MUNICIPAL PORTFOLIO
                                                 PORTFOLIO OF INVESTMENTS
                                                 -------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  4,000,000  Gulf Coast Waste Disposal
              Authority, Texas
              Environmental Facilities
              Revenue, BP Products North
              America Project, Daily
              Floater, Putable Daily,
              1.60%, 07/01/2036......................             $    4,000,000
                                                                  --------------
              Total Tax-Exempt Variable-Rate
              Demand Notes
              (Cost $76,480,000).....................                 76,480,000
                                                                  --------------
              Prerefunded/Escrowed - 9.43%
   1,280,000  New York City Municipal
              Finance Authority, Water &
              Sewer System Revenue Series B,
              6.375%, 06/15/2022
              Prerefunded 06/15/2002 @ 101...........                  1,304,653
   2,475,000  Massachusetts Municipal
              Wholesale Electric Co., Power
              Supply System Revenue Series B,
              6.50%, 07/01/2002
              Escrowed to Maturity...................                  2,503,388
   2,200,000  Jefferson County, Hospital
              Revenue, Kentucky Prerefunded
              Registered Linked Aces &
              Inverse Floaters Alliant
              Health Systems Project, MBIA,
              6.44%, 10/01/2014
              Prerefunded 10/01/2002 @ 102...........                  2,320,186
   8,485,000  Denver City & County, Colorado
              Airport Revenue Series A,
              7.25%, 11/15/2025
              Prerefunded 11/15/2002 @ 102...........                  8,926,220
     505,000  Austin, Texas Utility System
              Revenue, MBIA,
              9.25%, 11/15/2002
              Escrowed to Maturity...................                    527,048
   3,000,000  Lower Colorado River
              Authority, Texas Revenue,
              Fifth Supply Series, FSA,
              5.40%, 01/01/2007
              Prerefunded 01/01/2003 @ 102...........                  3,131,040
   1,900,000  Lower Colorado River
              Authority, Texas Revenue,
              Fifth Supply Series, FSA,
              5.50%, 01/01/2008
              Prerefunded 01/01/2003 @ 102...........                  1,984,379


--------------------------------------------------------------------------------
                                 ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 33

-------------------------------
DIVERSIFIED MUNICIPAL PORTFOLIO
       PORTFOLIO OF INVESTMENTS
-------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  4,700,000  Chicago, Illinois, Emergency
              Telephone System, FGIC,
              5.625%, 01/01/2023
              Prerefunded 01/01/2003 @ 102...........             $    4,911,218
   3,970,000  Nebraska Public Power District
              Revenue, Power Supply System,
              MBIA, 6.125%, 01/01/2015
              Prerefunded 01/01/2003 @ 102...........                  4,165,125
   4,970,000  Connecticut State Series A,
              5.70%, 03/15/2011
              Prerefunded 03/15/2003 @ 102...........                  5,235,796
     375,000  Metropolitan Pier & Exposition
              Authority, Illinois, Dedicated
              State Tax Revenue Series A,
              5.90%, 06/15/2003
              Escrowed to Maturity...................                    390,282
     375,000  Metropolitan Pier & Exposition
              Authority, Illinois, Dedicated
              State Tax Revenue, McCormick Place
              Series A, 5.90%, 06/15/2003
              Escrowed to Maturity...................                   390,281
   1,060,000  Metropolitan Pier & Exposition
              Authority, Illinois, Dedicated
              State Tax Revenue, FGIC,
              6.50%, 06/15/2007
              Prerefunded 06/15/2003 @ 102...........                  1,131,264
   3,255,000  Phoenix Civic Improvement
              Corporation, Arizona
              Wastewater Systems Lease
              Revenue, 6.125%, 07/01/2014
              Prerefunded 07/01/2003 @ 102...........                  3,465,403
   1,650,000  Phoenix Civic Improvement
              Corporation, Arizona
              Wastewater Systems Lease
              Revenue, 6.125%, 07/01/2023
              Prerefunded 07/01/2003 @ 102...........                  1,756,656
   2,845,000  St. Louis Regional Convention
              and Sports Complex Authority,
              Missouri Series C,
              7.90%, 08/15/2021
              Prerefunded 08/01/2003 @ 100...........                  3,055,616
   1,400,000  Missouri State Regional
              Convention and Sports Complex
              Authority Series A,
              6.80%, 08/15/2011
              Prerefunded 08/15/2003 @ 100...........                  1,483,062
   2,375,000  Missouri State Regional
              Convention and Sports Complex
              Authority Series A,
              6.90%, 08/15/2021
              Prerefunded 08/15/2003 @ 100...........                  2,519,091


--------------------------------------------------------------------------------
34 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                 -------------------------------
                                                 DIVERSIFIED MUNICIPAL PORTFOLIO
                                                 PORTFOLIO OF INVESTMENTS
                                                 -------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  1,130,000  St. Louis Regional Convention
              and Sports Complex Authority,
              Missouri Series B,
              7.00%, 08/15/2011
              Prerefunded 08/15/2003 @ 100...........             $    1,200,060
     945,000  Grapevine-Colleyville
              Independent School District,
              Texas Series A, AMBAC,
              7.50%, 08/15/2003
              Escrowed to Maturity...................                  1,009,638
   1,200,000  Jacksonville Electric
              Authority Revenue Series 3B,
              5.40%, 10/01/2009
              Prerefunded 10/01/03...................                  1,250,556
   1,225,000  Montgomery County, Ohio
              Hospital Revenue, Grandview
              Hospital & Medical Center,
              5.25%, 12/01/2003
              Escrowed to Maturity...................                  1,276,793
   3,000,000  Chicago, Illinois, MBIA,
              6.50%, 01/01/2004
              Escrowed to Maturity...................                  3,176,460
   8,150,000  District of Columbia Series B,
              6.00%, 06/01/2007
              Prerefunded 06/01/2004 @ 102...........                  8,817,566
   3,875,000  Regional Transportation
              Authority, Illinois Series A,
              AMBAC, 6.00%, 06/01/2008
              Prerefunded 06/01/2004 @ 102...........                  4,188,139
     700,000  Metropolitan Pier & Exposition
              Authority, Illinois, Dedicated
              State Tax Revenue, McCormick
              Place Series A, 5.70%, 06/15/2005
              Prerefunded 06/15/2004 @ 102...........                    752,871
   1,620,000  Harris County, Texas Senior
              Lien Toll Road Series A, MBIA,
              6.375%, 08/15/2024
              Prerefunded 08/15/2004 @ 102...........                  1,775,698
   4,585,000  Texas Public Finance Authority
              Series A, 5.75%, 10/01/2009
              Prerefunded 10/01/2004 @ 100...........                  4,873,351
   2,320,000  Texas Public Finance Authority
              Series A, 5.75%, 10/01/2011
              Prerefunded 10/01/2004 @ 100...........                  2,465,905
   1,525,000  Cumberland County Municipal
              Authority, Pennsylvania
              Revenue, 1st Mortgage Carlisle
              Hospital & Health,
              6.80%, 11/15/2023
              Prerefunded 11/15/2004 @ 102...........                  1,689,349


--------------------------------------------------------------------------------
                                 ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 35

-------------------------------
DIVERSIFIED MUNICIPAL PORTFOLIO
       PORTFOLIO OF INVESTMENTS
-------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  6,300,000  Cleveland, Ohio Public Power
              System Revenue, First Mortgage
              Series A, MBIA,
              7.00%, 11/15/2024
              Prerefunded 11/15/2004 @ 102...........             $    7,027,209
   2,330,000  Fulton County Building
              Authority, Georgia Series A,
              8.75%, 01/01/2005
              Escrowed to Maturity...................                  2,651,167
   1,530,000  New York City Series I,
              5.875%, 03/15/2013
              Prerefunded 03/15/2006 @ 101.50........                  1,682,954
   1,035,000  Massachusetts Consolidated
              Loans Series B, FGIC,
              5.50%, 06/01/2012
              Prerefunded 06/01/2006 @ 101...........                  1,115,906
   2,145,000  Nebraska Public Power District
              Revenue, Power Supply Systems
              Series C, 4.75%, 01/01/2007
              Escrowed to Maturity...................                  2,248,732
   4,775,000  Chicago, Illinois, Emergency
              Telephone System, FGIC,
              5.50%, 01/01/2007
              Escrowed to Maturity...................                  5,070,811
   1,000,000  Illinois Educational
              Facilities Authority Revenue,
              Loyola University, Chicago
              Series A, 7.00%, 07/01/2007
              Escrowed to Maturity...................                  1,122,680
      10,000  Connecticut State,
              5.50%, 12/01/2007
              Escrowed to Maturity...................                    10,726
   3,495,000  Ohio State Public Facilities
              Commission, Higher Education
              Capital Facilities Series A,
              AMBAC, 5.25%, 05/01/2009
              Escrowed to Maturity...................                  3,681,284
     160,000  District of Columbia
              Prerefunded 2001 Series B,
              FSA, 5.50%, 06/01/2009
              Escrowed to Maturity...................                    171,920
     235,000  Palm Beach County Solid Waste
              Authority, Florida Revenue
              Series A, AMBAC,
              6.00%, 10/01/2009
              Escrowed to Maturity...................                    261,000
   1,145,000  Montgomery County, Ohio
              Hospital Revenue, Grandview
              Hospital & Medical Center,
              5.40%, 12/01/2009
              Escrowed to Maturity...................                  1,205,777


--------------------------------------------------------------------------------
36 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                 -------------------------------
                                                 DIVERSIFIED MUNICIPAL PORTFOLIO
                                                 PORTFOLIO OF INVESTMENTS
                                                 -------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  2,100,000  Montgomery County, Ohio
              Hospital Revenue, Grandview
              Hospital & Medical Center,
              5.50%, 12/01/2010
              Prerefunded 12/01/2009 @ 100...........             $    2,251,536
   1,000,000  Montgomery County, Ohio
              Hospital Revenue, Grandview
              Hospital & Medical Center,
              5.60%, 12/01/2011
              Prerefunded 12/01/2009 @ 100...........                  1,078,610
   2,755,000  Tarrant County Health
              Facilities Development Corp.,
              Texas, Harris Methodist Health
              System Series A,
              5.125%, 09/01/2012
              Escrowed to Maturity...................                  2,857,844
   4,100,000  North Carolina Municipal Power
              Agency No. 1, Catawba Electric
              Revenue, 5.50%, 01/01/2013
              Escrowed to Maturity...................                  4,384,253
   2,045,000  Retama Development Corp.,
              Texas, Special Facilities
              Revenue, Retama Racetrack,
              8.75%, 12/15/2013
              Escrowed to Maturity...................                  2,770,320
     150,000  Florida State Board of
              Education Capital Outlay,
              9.125%, 06/01/2014
              Escrowed to Maturity...................                    202,770
     950,000  Massachusetts, Water Pollution
              Abatement Series B,
              5.25%, 08/01/2014
              Escrowed to Maturity...................                    998,403
   3,860,000  Retama Development Corp.,
              Texas, Special Facilities
              Revenue, Retama Racetrack,
              8.75%, 12/15/2014
              Escrowed to Maturity...................                  5,277,778
   1,125,000  Retama Development Corp.,
              Texas, Special Facilities
              Revenue, Retama Racetrack,
              8.75%, 12/15/2018
              Escrowed to Maturity...................                  1,538,213
   1,000,000  Bell County Health Facilities
              Development Corp., Texas,
              Lutheran General Health Care
              System, 6.50%, 07/01/2019
              Escrowed to Maturity...................                  1,137,770


--------------------------------------------------------------------------------
                                 ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 37

-------------------------------
DIVERSIFIED MUNICIPAL PORTFOLIO
       PORTFOLIO OF INVESTMENTS
-------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  4,940,000  Rhode Island Depositors
              Economic Protection Corp.
              Series A, FSA,
              5.75%, 08/01/2019
              Escrowed to Maturity...................             $    5,282,540
   1,500,000  Rhode Island Depositors
              Economic Protection Corp.
              Series A, FSA,
              5.50%, 08/01/2020
              Escrowed to Maturity...................                  1,559,865
   1,605,000  North Carolina Eastern
              Municipal Power Agency, Power
              System Revenue Series A,
              6.00%, 01/01/2026
              Prerefunded 01/01/2022 @ 100...........                  1,772,690
   5,780,000  Rhode Island Depositors
              Economic Protection Corp.
              Series A, 6.375%, 08/01/2022
              Escrowed to Maturity...................                  6,657,288
                                                                  --------------
              Total Prerefunded/Escrowed
              (Cost $138,105,498)....................                145,697,140
                                                                  --------------
              Inflation Adjusted - 1.75%
   1,000,000  Orlando, Florida Waste Water
              System Revenue Series A,
              Variable Rate CPI Bond, MBIA,
              5.02%, 10/01/2002......................                  1,005,120
   1,560,000  Orlando, Florida Waste Water
              System Revenue Series A,
              Variable Rate CPI Bond,
              1.17%, 10/01/2003......................                  1,580,467
   1,900,000  Orlando, Florida Waste Water
              System Revenue Series A,
              Variable Rate CPI Bond,
              1.19%, 10/01/2004......................                  1,926,448
   2,050,000  Orlando, Florida Waste Water
              System Revenue Series A,
              Variable Rate CPI Bond,
              1.21%, 10/01/2005......................                  2,075,748
   2,165,000  Orlando, Florida Waste Water
              System Revenue Series A,
              Variable Rate CPI Bond,
              1.23%, 10/01/2006......................                  2,186,433
   1,790,000  Orlando, Florida Waste Water
              System Revenue Series A,
              Variable Rate CPI Bond,
              1.25%, 10/01/2007......................                  1,791,790


--------------------------------------------------------------------------------
38 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                 -------------------------------
                                                 DIVERSIFIED MUNICIPAL PORTFOLIO
                                                 PORTFOLIO OF INVESTMENTS
                                                 -------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  5,965,000  Orlando, Florida Waste Water
              System Revenue Series A,
              Variable Rate CPI Bond,
              Mandatory Put 10/01/2007,
              1.25%, 10/01/2015......................             $    5,970,965
   5,685,000  Illinois Development Finance
              Authority, Adventist Health
              System Series B, Variable Rate
              CPI Bond, MBIA,
              2.10%, 01/01/2019......................                  5,691,538
   4,750,000  Delaware Valley Regional
              Finance Authority,
              Pennsylvania Local Government
              Revenue Series A, Variable
              Rate CPI Bond, AMBAC,
              Mandatory Put 07/01/2007,
              1.88%, 07/01/2027......................                  4,842,530
                                                                  --------------
              Total Inflation Adjusted
              (Cost $25,814,894).....................                 27,071,039
                                                                  --------------
              Insured - 32.22%
     595,000  Austin, Texas Utility System
              Revenue, MBIA,
              9.25%, 11/15/2002......................                    621,281
   4,295,000  Nassau County, New York Series
              C, FSA, 5.125%, 01/01/2003.............                  4,390,005
   1,800,000  Chicago, Illinois O'Hare
              International Airport Revenue
              Series A, MBIA,
              5.25%, 01/01/2003......................                  1,839,438
   2,860,000  Pike Township School Building
              Corp., Indiana Refunding First
              Mortgage, FGIC,
              4.50%, 01/15/2003......................                  2,911,852
  12,095,000  New Jersey State Transit
              Corp., Capital Grant
              Anticipation Notes Series A,
              AMBAC, 5.00%, 02/01/2003...............                 12,115,561
   3,200,000  Chicago Public Building
              Commission, Illinois Revenue
              Series C, FGIC,
              5.125%, 02/01/2003.....................                  3,272,800
   1,525,000  Carroll Independent School
              District, Texas Series A, PSF
              Guaranteed, 5.00%, 02/15/2003..........                  1,561,676
   2,160,000  Plano Independent School
              District, Texas, PSF Guaranteed,
              6.00%, 02/15/2003......................                  2,230,395
   1,625,000  Hawaii State Series CN, FGIC,
              6.25%, 03/01/2003......................                  1,682,509


--------------------------------------------------------------------------------
                                 ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 39

-------------------------------
DIVERSIFIED MUNICIPAL PORTFOLIO
       PORTFOLIO OF INVESTMENTS
-------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  3,100,000  Illinois State Series A, FSA,
              5.00%, 04/01/2003......................             $    3,185,436
   3,000,000  New York State Thruway
              Authority, Highway & Bridge
              Trust Fund Series B, AMBAC,
              6.00%, 04/01/2003......................                  3,112,740
   2,640,000  Blair County Convention and
              Sports Facilities Authority,
              Pennsylvania Revenue, FSA,
              5.40%, 05/01/2003......................                  2,723,134
   1,215,000  Walled Lake Consolidated
              School District, Michigan,
              MBIA, 6.00%, 05/01/2003................                  1,261,364
   3,000,000  Reedy Creek Improvement
              District, Florida Refunding
              Series A, AMBAC,
              5.00%, 06/01/2003......................                  3,089,040
   1,000,000  New Jersey State
              Transportation Trust Fund
              Authority Series A, AMBAC,
              6.00%, 06/15/2003......................                  1,042,660
   4,290,000  Phoenix Civic Improvement
              Corp., Arizona Municipal
              Facilities Excise Tax Revenue,
              FGIC, 5.25%, 07/01/2003................                  4,433,500
   2,400,000  Pima County, Arizona, FGIC,
              5.25%, 07/01/2003......................                  2,480,280
  12,710,000  Rockdale County Water & Sewer
              Authority, Georgia Revenue
              Series B, MBIA,
              5.25%, 07/01/2003......................                 13,131,972
   3,000,000  Kentucky State Property &
              Buildings Commission Refunding
              Project Number 69 Series B,
              FSA, 5.00%, 08/01/2003.................                  3,095,250
   2,500,000  Kentucky State Property &
              Buildings Commission Refunding
              Project Number 69 Series C,
              FSA, 5.00%, 08/01/2003.................                  2,579,375
   7,345,000  New York City Series A-1,
              AMBAC,
              6.25%, 08/01/2003......................                  7,707,108
   2,620,000  Lewisville, Independent School
              District, Texas, PSF
              Guaranteed,
              6.00%, 08/15/2003......................                  2,740,546
   3,005,000  New Haven, Connecticut Series
              B, FSA, 5.75%, 11/01/2003..............                  3,158,916


--------------------------------------------------------------------------------
40 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                 -------------------------------
                                                 DIVERSIFIED MUNICIPAL PORTFOLIO
                                                 PORTFOLIO OF INVESTMENTS
                                                 -------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  4,500,000  Metropolitan Football Stadium
              District, Colorado Sales Tax
              Revenue, Series B, MBIA,
              0.00%, 01/01/2004......................             $    4,248,090
   2,300,000  Du Page County, Illinois
              Transportation Revenue, FSA,
              5.25%, 01/01/2004......................                  2,383,628
   2,870,000  Clark County Public Utility
              District No. 1, Washington
              Generating System Revenue,
              FGIC, 6.00%, 01/01/2004................                  3,015,624
   1,000,000  Pennsylvania State First
              Series, MBIA,
              5.25%, 01/15/2004......................                  1,038,740
   3,130,000  Plano Independent School
              District, Texas, PSF Guaranteed,
              6.00%, 02/15/2004......................                  3,297,330
   3,590,000  Kansas City, Missouri
              Passenger Facility Charge
              Revenue, AMBAC,
              5.00%, 04/01/2004......................                  3,701,972
   3,190,000  Illinois State MBIA,
              5.50%, 04/01/2004......................                  3,343,918
     405,000  Niagara Frontier Authority,
              New York Airport Revenue,
              Greater Buffalo International
              Airport, AMBAC, AMT,
              5.75%, 04/01/2004......................                    405,000
   1,425,000  Louisiana State Series B, FSA,
              5.50%, 04/15/2004......................                  1,495,324
   2,410,000  Louisville and Jefferson
              County Metropolitan Sewer
              District, Kentucky Sewer and
              Drainage Systems Revenue
              Series A, FGIC,
              9.00%, 05/15/2004......................                  2,698,477
   2,260,000  Pennsylvania Economic
              Development Financing Authority
              Revenue, Northwestern
              Human Services Series A, ACA,
              4.60%, 06/01/2004......................                  2,300,364
   1,000,000  District of Columbia Series B-3,
              MBIA, 5.20%, 06/01/2004................                  1,044,170
   1,000,000  Port of Portland, Oregon
              Airport Revenue, AMT Refunding
              International Airport 15B,
              FGIC, 4.50%, 07/01/2004................                  1,023,750
   3,770,000  New Jersey State
              Transportation Trust Fund
              Authority Series A, FSA,
              5.50%, 06/15/2004......................                  3,971,506


--------------------------------------------------------------------------------
                                 ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 41

-------------------------------
DIVERSIFIED MUNICIPAL PORTFOLIO
       PORTFOLIO OF INVESTMENTS
-------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  2,800,000  Florida State Board of
              Education Lottery Revenue, FGIC,
              Series B, 5.00%, 07/01/2004............             $    2,924,264
   1,700,000  Louisville and Jefferson
              County Kentucky Regional
              Airport Authority, Airport
              Systems Revenue Series A,
              FSA, 5.00%, 07/01/2004.................                  1,762,696
   1,265,000  Rhode Island State Economic
              Development Corp. Revenue,
              Providence Place Mall Senior
              Note Obligation, Asset Guaranty,
              Radian, 5.45%, 07/01/2004..............                  1,318,282
   2,750,000  Maricopa County Unified School
              District No. 69, Arizona,
              Paradise Valley Project of
              1999 Series A, MBIA,
              5.75%, 07/01/2004......................                  2,914,670
   4,030,000  Regional Transportation
              Authority, Illinois, MBIA,
              5.75%, 07/01/2004......................                  4,260,516
   2,000,000  Kentucky State Property &
              Buildings Commission Refunding
              Project Number 69 Series C, FSA,
              5.00%, 08/01/2004......................                  2,088,740
   1,065,000  Bethlehem Area School
              District, Pennsylvania, FGIC,
              4.50%, 09/01/2004......................                  1,101,114
   2,945,000  Pittsburgh, School District,
              Pennsylvania Series A, AMBAC,
              5.50%, 09/01/2004......................                  3,112,836
   2,430,000  Tampa, Florida Utility Tax &
              Special Revenue Refunding,
              AMBAC, 6.00%, 10/01/2004...............                  2,607,584
   7,715,000  New Jersey State Turnpike
              Authority Revenue Series A, MBIA,
              5.25%, 01/01/2005......................                  8,077,296
   1,000,000  Chicago, Public Building
              Commission, Revenue Illinois
              Series C, FGIC,
              5.375%, 02/01/2005.....................                  1,048,090
   8,870,000  New York City Series E, AMBAC,
              6.50%, 02/15/2005......................                  9,609,492
   3,340,000  Hawaii State Series CS, MBIA,
              5.25%, 04/01/2005......................                  3,505,764
     800,000  Metropolitan Pier & Exposition
              Authority, Illinois, Dedicated
              State Tax Revenue, McCormick
              Place Series A, MBIA,
              5.70%, 06/15/2005......................                    850,328


--------------------------------------------------------------------------------
42 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                 -------------------------------
                                                 DIVERSIFIED MUNICIPAL PORTFOLIO
                                                 PORTFOLIO OF INVESTMENTS
                                                 -------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  1,815,000  New Jersey State
              Transportation Trust Fund
              Authority, Transportation
              System Series B, MBIA,
              6.00%, 06/15/2005......................             $    1,951,706
   1,725,000  Washington Public Power Supply
              System Revenue, Nuclear
              Project No. 1 Series A, AMBAC,
              6.00%, 07/01/2005......................                  1,850,597
   2,395,000  Hawaii State Airports Systems
              Revenue Series B, FGIC,
              6.125%, 07/01/2005.....................                  2,547,490
   1,640,000  New York State Dormitory
              Authority Revenue, City
              University System Consolidated
              Series C, AMBAC,
              6.25%, 07/01/2005......................                  1,784,435
   2,385,000  Johnston County, North
              Carolina Public Improvement, FSA,
              4.00%, 03/01/2006......................                  2,409,041
   1,000,000  Utah State Board of Regents,
              Student Loan Revenue Series J,
              AMBAC, AMT,
              6.00%, 05/01/2006......................                  1,071,030
   1,340,000  Arlington, Texas Waterworks &
              Sewer Revenue, AMBAC,
              6.00%, 06/01/2006......................                  1,451,327
   2,095,000  Virginia Port Authority
              Facilities Revenue, MBIA, AMT,
              6.00%, 07/01/2006......................                  2,266,266
   2,200,000  Clark County Public Utility
              District No. 1, Washington
              Electric Revenue, AMBAC,
              5.50%, 01/01/2007......................                  2,329,470
   4,485,000  Cleveland, Ohio Waterworks
              Revenue Series G, MBIA,
              5.50%, 01/01/2007......................                  4,758,899
   6,110,000  Chicago, Illinois O'Hare
              International Airport Revenue,
              Second Lien-Series A, AMBAC,
              6.00%, 01/01/2007......................                  6,494,441
   1,000,000  Prince Georges County,
              Maryland Consolidated Public
              Improvement Series A, MBIA,
              6.00%, 03/15/2007......................                  1,088,520
   2,000,000  Walled Lake Consolidated
              School District, Michigan, MBIA,
              6.00%, 05/01/2007......................                  2,175,400


--------------------------------------------------------------------------------
                                 ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 43

-------------------------------
DIVERSIFIED MUNICIPAL PORTFOLIO
       PORTFOLIO OF INVESTMENTS
-------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  1,715,000  Northeast Hospital Authority,
              Texas, Northeast Medical
              Center Hospital Revenue, FSA,
              5.75%, 05/15/2007......................             $    1,834,536
   2,525,000  Philadelphia, Pennsylvania
              Airport Revenue Series A, FGIC,
              6.00%, 06/15/2007......................                  2,720,485
   1,200,000  Philadelphia, Pennsylvania
              Airport Revenue Series B,
              FGIC, AMT,
              6.00%, 06/15/2007......................                  1,287,132
   1,105,000  Delaware Transportation
              Authority System Revenue,
              AMBAC, 6.00%, 07/01/2007...............                  1,200,373
   2,030,000  MTA, New York Commuter
              Facilities Revenue Series C-1, FGIC,
              6.00%, 07/01/2007......................                  2,224,230
   2,775,000  Washington Public Power Supply
              System Revenue, Nuclear
              Project No. 1 Series A, AMBAC,
              6.00%, 07/01/2007......................                  3,005,020
   1,000,000  Cook County, Illinois, MBIA,
              7.25%, 11/01/2007......................                  1,141,360
   2,115,000  Connecticut State Resource
              Recovery Authority,
              Mid-Connecticut System Series A,
              MBIA, 5.75%, 11/15/2007................                  2,288,388
   1,400,000  Massachusetts Consolidated
              Loans Series A, MBIA,
              5.00%, 01/01/2008......................                  1,476,230
   2,270,000  Clark County Public Utility
              District No. 1, Washington
              Electric Revenue, AMBAC,
              5.50%, 01/01/2008......................                  2,415,507
   1,465,000  Sangamon County School
              District No. 186, Illinois, FGIC,
              5.55%, 01/01/2008......................                  1,544,022
   1,000,000  Berkley City School District,
              Michigan, FGIC,
              7.00%, 01/01/2008......................                  1,137,140
   1,000,000  Memphis-Shelby County Airport
              Authority, Tennessee Revenue
              Series A, MBIA, AMT,
              6.00%, 02/15/2008......................                  1,074,930
   1,875,000  Port of Port Arthur Navigation
              District, Texas, AMBAC,
              6.00%, 03/01/2008......................                  2,048,944
   1,095,000  Haverhill, Massachusetts, FGIC,
              6.00%, 06/15/2008......................                  1,194,426


-------------------------------------------------------------------------------
44 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                 -------------------------------
                                                 DIVERSIFIED MUNICIPAL PORTFOLIO
                                                 PORTFOLIO OF INVESTMENTS
                                                 -------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  2,000,000  Intermountain Power Agency,
              Utah Power Supply Revenue
              Series A, AMBAC,
              6.50%, 07/01/2008......................             $    2,249,084
   4,140,000  Metropolitan Washington
              Airport Authority, District of
              Columbia Revenue Series A,
              MBIA, AMT, 5.80%, 10/01/2008...........                  4,391,257
   1,265,000  Emerald Peoples Utility
              District, Oregon, FGIC,
              7.35%, 11/01/2008......................                  1,487,121
   2,750,000  Indianapolis, Indiana Resource
              Recovery Revenue, Ogden Martin
              System Inc. Project, AMBAC,
              6.75%, 12/01/2008......................                  3,050,767
   5,000,000  Clark County Public Utility
              District No. 1, Washington
              Electric Revenue, AMBAC,
              5.25%, 01/01/2009......................                  5,251,300
   1,675,000  Chicago, Illinois O'Hare
              International Airport Revenue,
              Second Lien-Series C, MBIA,
              5.75%, 01/01/2009......................                  1,777,510
   2,070,000  North Carolina Eastern
              Municipal Power Agency, Power
              System Revenue Series B, ACA,
              6.125%, 01/01/2009.....................                  2,192,026
   1,000,000  Middlesex County Utilities
              Authority, New Jersey Sewer
              Revenue Series A, FGIC,
              5.15%, 03/15/2009......................                  1,049,800
   2,100,000  District of Columbia
              2001 Series B, FSA,
              5.50%, 06/01/2009......................                  2,236,458
   1,780,000  Massachusetts Port Authority
              Revenue Series B, FSA,
              5.50%, 07/01/2009......................                  1,867,558
   1,530,000  Texas Municipal Power Agency
              Revenue, MBIA,
              5.25%, 09/01/2009......................                  1,613,400
   1,000,000  Anchorage, Alaska, FGIC,
              6.00%, 10/01/2009......................                  1,100,540
   6,410,000  Metropolitan Washington
              Airport Authority, District of
              Columbia Revenue, Virginia
              General Airport Series A, MBIA,
              5.90%, 10/01/2009......................                  6,782,934
   4,070,000  Palm Beach County Solid Waste
              Authority, Florida Revenue
              Series A, AMBAC,
              6.00%, 10/01/2009......................                  4,449,324


--------------------------------------------------------------------------------
                                 ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 45

-------------------------------
DIVERSIFIED MUNICIPAL PORTFOLIO
       PORTFOLIO OF INVESTMENTS
-------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  1,370,000  Indiana Transportation Finance
              Authority, Airport Facilities
              Lease Revenue Series A, AMBAC,
              6.00%, 11/01/2009......................             $    1,505,274
   5,000,000  Connecticut State Resource
              Recovery Authority Series A, MBIA,
              5.375%, 11/15/2009.....................                  5,315,650
   1,000,000  Providence Public Building
              Authority, Rhode Island Series A,
              FSA, 5.10%, 12/15/2009.................                  1,053,810
   1,890,000  Chicago, Illinois O'Hare
              International Airport Revenue,
              Second Lien-Series C, MBIA,
              5.00%, 01/01/2010......................                  1,910,412
   1,000,000  Memphis-Shelby County Airport
              Authority, Tennessee Revenue
              Series A, MBIA, AMT,
              6.25%, 02/15/2010......................                  1,090,590
   1,065,000  Detroit City School District,
              Michigan Series A, AMBAC,
              6.50%, 05/01/2010......................                  1,203,258
   2,510,000  Detroit, Michigan Sewage
              Disposal Revenue Series B, MBIA,
              6.00%, 07/01/2010......................                  2,764,916
   3,000,000  Houston, Texas, Hotel
              Occupancy Tax & Special
              Revenue, Refunding Convention
              & Entertainment Series A, AMBAC,
              5.50%, 09/01/2010......................                  3,205,860
   1,500,000  Brownsville, Texas Utilities
              System Revenue, AMBAC,
              6.25%, 09/01/2010......................                  1,680,945
   2,065,000  Broward County, Florida
              Airport System Revenue Series E,
              MBIA, AMT, 5.25%, 10/01/2010...........                  2,137,936
   4,565,000  Metropolitan Washington Airport
              Authority, District of Columbia
              Revenue, Virginia General Airport
              Series A, MBIA, 5.90%, 10/01/2010......                  4,821,690
   5,000,000  Connecticut State Resource
              Recovery Authority Series A,
              MBIA, 5.375%, 11/15/2010...............                  5,291,700
   1,000,000  Amarillo Junior College
              District, Texas, FGIC,
              5.125%, 02/15/2011.....................                  1,018,730
   2,000,000  Louisiana State Office
              Facilities Corp., Lease
              Revenue, Capitol Complex
              Program Series A, MBIA,
              5.50%, 03/01/2011......................                  2,114,080


--------------------------------------------------------------------------------
46 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                 -------------------------------
                                                 DIVERSIFIED MUNICIPAL PORTFOLIO
                                                 PORTFOLIO OF INVESTMENTS
                                                 -------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  1,915,000  Philadelphia Parking
              Authority, Pennsylvania Revenue,
              FSA, 5.50%, 09/01/2011.................             $    2,037,024
   1,275,000  Brownsville, Texas Utility
              System Revenue, AMBAC,
              6.25%, 09/01/2011......................                  1,433,138
   2,100,000  Grand Rapids, Michigan Water
              Supply Systems Revenue, FGIC,
              5.75%, 01/01/2012......................                  2,262,687
   4,000,000  Richmond, Virginia, FSA,
              5.50%, 01/15/2012......................                  4,277,520
   1,025,000  Goose Creek Independent School
              District, Texas, PSF Guaranteed,
              5.00%, 02/15/2012......................                  1,038,858
   1,000,000  Amarillo Junior College
              District, Texas, FGIC,
              5.125%, 02/15/2012.....................                  1,012,550
   3,455,000  Hamilton County, Ohio Sales
              Tax Subordinated Series B,
              AMBAC, 5.75%, 12/01/2012...............                  3,720,620
   1,075,000  Anchorage, Alaska School
              Improvement Series B, FGIC,
              5.875%, 12/01/2012.....................                  1,165,537
   3,500,000  Northern Colorado Water
              Conservancy District,
              Municipal Sub-District Revenue
              Series F, AMBAC,
              6.50%, 12/01/2012......................                  3,906,035
   2,475,000  Chicago Public Building
              Commission, Illinois Revenue,
              Chicago Park District Series A,
              FGIC, 5.375%, 01/01/2013...............                  2,579,767
   2,895,000  Manchester Housing &
              Redevelopment Authority, New
              Hampshire Revenue Series A,
              ACA, 6.75%, 01/01/2013.................                  3,044,729
   2,085,000  New York State Dormitory
              Authority Lease Revenue,
              Mental Health Facilities
              Improvement Project Series 1,
              FSA, 5.125%, 01/15/2013................                  2,140,461
   1,195,000  New York State Dormitory
              Authority, Mental Health
              Services Facilities
              Improvement Series D, MBIA,
              5.25%, 02/15/2013......................                  1,242,298
   1,035,000  Sacramento Municipal Utility
              District, California Series G, MBIA,
              6.50%, 09/01/2013......................                  1,218,112


--------------------------------------------------------------------------------
                                 ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 47

-------------------------------
DIVERSIFIED MUNICIPAL PORTFOLIO
       PORTFOLIO OF INVESTMENTS
-------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  2,445,000  Sunrise, Florida Utility
              System Revenue, AMBAC,
              5.50%, 10/01/2013......................             $    2,619,426
   3,410,000  St. Clair County, Illinois,
              FGIC, 5.625%, 10/01/2013...............                  3,630,525
   3,000,000  Hamilton County, Ohio Sales
              Tax Subordinated Series B,
              AMBAC, 5.75%, 12/01/2013...............                  3,226,230
   2,390,000  Illinois State First Series,
              MBIA, 5.75%, 12/01/2013................                  2,573,743
   2,235,000  Manchester Housing &
              Redevelopment Authority, New
              Hampshire Revenue Series A,
              ACA, 6.75%, 01/01/2014.................                  2,345,945
   1,555,000  Washoe County School District,
              Nevada, FGIC,
              5.25%, 06/01/2014......................                  1,587,282
   5,425,000  Washington State Health Care
              Facilities Authority,
              Children's Hospital & Regional
              Medical Center, FSA,
              5.25%, 10/01/2014......................                  5,525,417
   1,150,000  Douglas County School District
              No. 206, Washington Eastmont,
              FGIC, 5.75%, 12/01/2014................                  1,235,422
   1,000,000  Manchester Housing &
              Redevelopment Authority, New
              Hampshire Revenue Series A,
              ACA, 6.75%, 01/01/2015.................                  1,046,870
   3,370,000  Cypress-Fairbanks Independent
              School District, Texas, PSF
              Guaranteed,
              5.25%, 02/15/2016......................                  3,403,633
   3,515,000  Lansing, Michigan Community
              College, FGIC,
              5.50%, 05/01/2016......................                  3,661,119
  10,745,000  Lower Colorado River
              Authority, Texas Revenue
              Series A, FSA,
              5.875%, 05/15/2016.....................                 11,461,262
   1,800,000  Magnolia Independent School
              District, Texas, PSF Guaranteed,
              5.00%, 08/15/2016......................                  1,790,766
   1,430,000  District of Columbia Water &
              Sewer Authority, Public
              Utility Revenue, FSA,
              6.00%, 10/01/2016......................                  1,595,022


--------------------------------------------------------------------------------
48 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                 -------------------------------
                                                 DIVERSIFIED MUNICIPAL PORTFOLIO
                                                 PORTFOLIO OF INVESTMENTS
                                                 -------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  3,000,000  Houston, Texas, Water & Sewer
              Systems Revenue, Refunding
              Junior Lien Forward Series B,
              AMBAC, 5.75%, 12/01/2016
              (Note C, p. 18)........................             $    3,099,750
   6,995,000  Hawaii State Series CX, FSA,
              5.50%, 02/01/2017......................                  7,235,978
   2,000,000  Wisconsin State Series B, FSA,
              5.25%, 05/01/2017......................                  2,014,280
   1,025,000  Regional Transportation
              Authority, Illinois, Refunding
              Series B, FGIC,
              5.50%, 06/01/2017......................                  1,081,180
   1,760,000  Clark County, Nevada Series A,
              AMBAC, 6.50%, 06/01/2017...............                  2,040,157
   7,000,000  Energy Northwest Washington
              Electric Revenue, Refunding
              Project 1 A, MBIA,
              5.75%, 07/01/2017......................                  7,364,630
   3,415,000  Tampa, Florida Occupational
              License Tax Refunding Series A,
              FGIC, 5.375%, 10/01/2017...............                  3,510,142
   3,065,000  University of Connecticut
              Revenue, Refunding Student Fee
              Series A, FGIC,
              5.25%, 11/15/2017......................                  3,139,878
   2,405,000  Weld County, Colorado School
              District No. 6 Greeley, FSA,
              5.25%, 12/01/2017......................                  2,458,054
   2,000,000  Houston, Texas, Water & Sewer
              Systems Revenue, Refunding
              Junior Lien Forward Series B,
              AMBAC, 5.75%, 12/01/2017
              (Note C, p. 18)........................                  2,055,520
   1,575,000  Allen County, Indiana Juvenile
              Justice Center, First Mortgage
              Revenue, AMBAC,
              5.50%, 01/01/2018......................                  1,626,487
   3,000,000  Memphis-Shelby County Airport
              Authority, Tennessee Revenue
              Series D, AMBAC,
              6.25%, 03/01/2018......................                  3,236,160
   4,000,000  San Antonio, Texas Water
              Revenue, Refunding Systems,
              FSA, 5.50%, 05/15/2018.................                  4,115,440
   7,475,000  Energy Northwest Washington
              Electric Revenue, Refunding
              Project 3 B Convertible to ARCS,
              MBIA, 5.00%, 07/01/2018................                  7,755,405


--------------------------------------------------------------------------------
                                 ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 49

-------------------------------
DIVERSIFIED MUNICIPAL PORTFOLIO
       PORTFOLIO OF INVESTMENTS
-------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  2,455,000  Energy Northwest Washington
              Electric Revenue, Refunding
              Columbia Generating Series A,
              MBIA, 5.75%, 07/01/2018................             $    2,564,935
   2,865,000  New York State Dormitory
              Authority, New York University
              Series A, MBIA,
              6.00%, 07/01/2018......................                 3,201,236
   2,310,000  University of Illinois
              Certificates of Participation,
              Utilities Infrastructure
              Projects Series A, AMBAC,
              5.50%, 08/15/2018......................                 2,364,146
   4,695,000  Tampa, Florida Occupational
              License Tax Refunding Series A,
              FGIC, 5.375%, 10/01/2018...............                 4,806,600
   4,110,000  Michigan State Trunk Line,
              Series A, FSA,
              5.50%, 11/01/2018......................                 4,223,765
   2,725,000  University of Colorado
              Enterprise Systems Revenue,
              Refunding & Improvement,
              AMBAC, 5.375%, 06/01/2019..............                 2,788,002
   4,745,000  Michigan State Certificates of
              Participation, New Center
              Development, Inc., MBIA,
              5.375%, 09/01/2019.....................                 4,812,996
   3,000,000  San Antonio, Texas Water
              Revenue, Refunding Systems,
              FSA, 5.50%, 05/15/2020.................                 3,067,560
   1,005,000  Regional Transportation
              Authority, Illinois Series C,
              FGIC, 7.75%, 06/01/2020................                 1,269,617
  11,000,000  Metropolitan Atlanta Rapid
              Transit Authority, Georgia
              Sales Tax Revenue, Second
              Indenture Series B, MBIA,
              5.10%, 07/01/2020......................                 10,896,050
   7,090,000  New Hampshire Health &
              Education Facilities Finance
              Authority Revenue, University
              System of New Hampshire,
              AMBAC, 5.375%, 07/01/2020..............                  7,145,940
              (Note C, p. 18)
   4,000,000  Kentucky State Property &
              Buildings Commission Refunding
              Project Number 76, AMBAC,
              5.50%, 08/01/2020......................                 4,193,640
   3,135,000  Illinois State Dedicated Tax
              Revenue, AMBAC,
              6.25%, 12/15/2020......................                 3,529,383


--------------------------------------------------------------------------------
50 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                 -------------------------------
                                                 DIVERSIFIED MUNICIPAL PORTFOLIO
                                                 PORTFOLIO OF INVESTMENTS
                                                 -------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  2,540,000  Hawaii State Series CX, FSA,
              5.50%, 02/01/2021......................             $    2,595,905
   3,000,000  Arlington Independent School
              District, Texas, PSF Guaranteed,
              5.00%, 02/15/2021......................                  2,872,590
   1,000,000  New Jersey Health Care
              Facilities Financing Authority
              Revenue, Jersey City Medical
              Center, AMBAC, FHA,
              4.80%, 08/01/2021......................                    994,290
   3,980,000  McGee-Creek Authority,
              Oklahoma Water Revenue, MBIA,
              6.00%, 01/01/2023......................                  4,396,945
   2,690,000  MTA, New York Dedicated Tax
              Fund Series A, FGIC,
              5.00%, 04/01/2023......................                  2,601,741
   3,455,000  Seguin Independent School
              District, Texas, PSF Guaranteed,
              5.00%, 04/01/2023......................                  3,282,665
   2,000,000  Harris County, Texas Toll Road
              Senior Lien, MBIA,
              5.00%, 08/15/2024......................                  1,891,740
                                                                  --------------
              Total Insured
              (Cost $484,549,309)....................                497,916,483
                                                                  --------------
              Tax Supported - 28.53%
              State General Obligations - 9.88%
   1,800,000  Illinois State First Series,
              5.50%, 01/01/2003......................                  1,844,226
   2,635,000  South Carolina State School
              Facility Series A, State Aid
              Withholding,
              5.75%, 01/01/2003......................                  2,705,565
   1,090,000  California State,
              7.00%, 03/01/2003......................                  1,136,401
   2,035,000  Florida State Board of
              Education Capital Outlay,
              Public Education Series E,
              5.50%, 06/01/2003......................                  2,106,978
   2,500,000  Connecticut State Series B,
              4.50%, 06/15/2003......................                  2,564,650
   2,500,000  Georgia State Series B,
              4.00%, 07/01/2003......................                  2,547,125
  10,015,000  Washington State, Refunding
              Motor Vehicle Fuel Tax B,
              4.50%, 09/01/2003......................                 10,271,184
   2,950,000  Alabama State Series A,
              5.50%, 10/01/2003......................                  3,073,723


--------------------------------------------------------------------------------
                                 ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 51

-------------------------------
DIVERSIFIED MUNICIPAL PORTFOLIO
       PORTFOLIO OF INVESTMENTS
-------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  2,545,000  Washington State, Motor
              Vehicle Fuel Series D,
              5.00%, 01/01/2004......................             $    2,630,334
   6,680,000  Washington State, Refunding
              Series R-2000A,
              5.00%, 01/01/2004......................                  6,903,980
   2,575,000  Massachusetts Bay
              Transportation Authority,
              General Transportation System
              Series A, State Guaranteed,
              5.30%, 03/01/2004......................                  2,687,064
   2,300,000  California State,
              7.00%, 03/01/2004......................                  2,468,222
   2,870,000  Wisconsin State Refunding
              Series 2, 5.00%, 05/01/2004............                  2,982,360
   1,370,000  Wisconsin State Series A,
              5.75%, 05/01/2004......................                  1,444,172
   1,165,000  California State,
              7.10%, 05/01/2004......................                  1,259,750
   6,725,000  Illinois State,
              5.00%, 06/01/2004......................                  7,002,742
   3,555,000  Ohio State Common Schools
              Capital Facilities Series A,
              4.50%, 06/15/2004......................                  3,669,115
   1,390,000  Georgia State Series E,
              6.00%, 07/01/2004......................                  1,480,725
   2,400,000  New Jersey State,
              6.50%, 07/15/2004......................                  2,586,120
   9,915,000  Maryland State, State and
              Local Facilities Loan First
              Series, 5.125%, 08/01/2004.............                 10,405,396
   1,365,000  Ohio State,
              6.50%, 08/01/2004......................                  1,470,938
   1,760,000  Texas State Series A,
              5.80%, 10/01/2004......................                  1,875,403
   4,355,000  Washington State, Motor
              Vehicle Fuel Series D,
              5.00%, 01/01/2005......................                  4,526,631
   3,950,000  Washington State, Various
              Purpose Series C,
              5.00%, 01/01/2005......................                  4,105,669
   1,045,000  Florida State Board of
              Education Capital Outlay,
              Public Education Series B,
              4.50%, 06/01/2005......................                  1,078,503
   5,000,000  Pennsylvania State,
              5.00%, 02/01/2007......................                  5,203,900
   7,250,000  Massachusetts Series A,
              5.25%, 02/01/2008......................                  7,510,782
   2,600,000  Georgia State Series A,
              6.25%, 04/01/2008......................                  2,884,232


--------------------------------------------------------------------------------
52 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                 -------------------------------
                                                 DIVERSIFIED MUNICIPAL PORTFOLIO
                                                 PORTFOLIO OF INVESTMENTS
                                                 -------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  1,670,000  Georgia State Series D,
              6.70%, 08/01/2008......................             $    1,901,746
   1,000,000  South Carolina State Series A,
              5.00%, 03/01/2009......................                  1,033,340
   1,110,000  New Jersey State,
              5.50%, 02/01/2010......................                  1,190,042
   2,225,000  Massachusetts Bay
              Transportation Authority
              Series A, 5.75%, 03/01/2010............                  2,422,202
   1,490,000  Georgia State Series C,
              6.25%, 08/01/2010......................                  1,683,685
   2,785,000  Massachusetts Consolidated
              Loan Series C,
              5.25%, 08/01/2011......................                  2,918,179
   3,780,000  Massachusetts Bay
              Transportation Authority
              Series A, 5.50%, 03/01/2012............                  4,054,390
   1,000,000  Georgia State Series B,
              6.00%, 03/01/2012......................                  1,117,140
     990,000  Florida State Board of
              Education Capital Outlay,
              9.125%, 06/01/2014.....................                  1,334,698
   2,790,000  Massachusetts Consolidated
              Loan Series C,
              5.75%, 10/01/2014......................                  3,064,927
  11,870,000  Massachusetts Consolidated
              Loan Series C,
              5.375%, 12/01/2018.....................                 12,088,527
   3,515,000  California State,
              5.00%, 06/01/2019......................                  3,408,425
   4,070,000  California State,
              5.25%, 09/01/2020......................                  4,041,347
   2,875,000  Texas State Water,
              5.25%, 08/01/2021......................                  2,840,414
   1,000,000  California State,
              5.50%, 06/01/2022......................                  1,010,390
   4,980,000  California State,
              5.00%, 11/01/2022......................                  4,740,064
   3,515,000  California State,
              5.125%, 06/01/2025.....................                  3,365,472
                                                                  --------------
              Total State General Obligations
              (Cost $149,350,298)....................                152,640,878
                                                                  --------------
              Local General Obligations - 6.35%
   1,450,000  Avondale School District,
              Michigan School Bond Loan Fund,
              8.25%, 05/01/2002......................                  1,457,482
   2,160,000  Montgomery County, Maryland,
              8.60%, 05/01/2002......................                  2,171,621


--------------------------------------------------------------------------------
                                 ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 53

-------------------------------
DIVERSIFIED MUNICIPAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
-------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------
$  2,885,000  Seattle, Washington Series B,
              5.00%, 12/01/2002......................             $    2,942,065
   3,965,000  Charlotte, North Carolina,
              5.00%, 02/01/2003......................                  4,057,781
   2,000,000  New York City Series G,
              5.70%, 02/01/2003......................                  2,055,200
     590,000  Philadelphia Authority for
              Industrial Development,
              Pennsylvania, Gallery II
              Garage Project,
              6.125%, 02/15/2003.....................                    605,322
   2,905,000  Mecklenburg County, North
              Carolina Refunding Series C,
              5.00%, 04/01/2003......................                  2,986,601
   1,205,000  Shelby County, Tennessee
              Series B, 5.00%, 04/01/2003............                  1,238,246
   2,300,000  Fairfax County, Virginia
              Public Improvement Series A,
              5.25%, 06/01/2003......................                  2,376,958
   4,575,000  Houston Independent School
              District, Texas Public
              Property Finance Contractual
              Obligation, 5.25%, 07/15/2003..........                  4,729,223
   1,945,000  Wake County, North Carolina
              Series B, 4.50%, 02/01/2004............                  1,999,596
   2,775,000  Stillwater Independent School
              District Number 834, Minnesota
              Refunding, 5.00%, 02/01/2004...........                  2,875,400
   1,265,000  Box Elder County School
              District, Utah Refunding,
              4.50%, 06/15/2004......................                  1,303,962
   2,180,000  Pennsylvania Convention &
              Exhibition Center Authority
              Revenue Series A,
              6.25%, 09/01/2004......................                  2,259,614
   2,180,000  Ware County, Georgia School
              District, 4.00%, 02/01/2005............                  2,210,193
   1,100,000  Huntsville, Alabama Series A
              (warrants expire 02/01/2005),
              5.00%, 02/01/2005......................                  1,147,322
   2,590,000  Wake County, North Carolina
              Series B, 4.50%, 02/01/2006............                  2,668,814
   6,300,000  Anne Arundel County, Maryland,
              5.00%, 03/01/2006......................                  6,609,519
   3,660,000  New York City Series I,
              6.25%, 04/15/2006......................                  3,958,217
   1,455,000  Montgomery County, Maryland
              Series A, 5.75%, 07/01/2006............                  1,575,838
   6,525,000  Port of Seattle, Washington,
              AMT, 5.50%, 05/01/2007.................                  6,861,298


--------------------------------------------------------------------------------
54 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                 -------------------------------
                                                 DIVERSIFIED MUNICIPAL PORTFOLIO
                                                 PORTFOLIO OF INVESTMENTS
                                                 -------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  2,620,000  Jersey City, New Jersey Series
              A, 6.00%, 10/01/2007...................             $    2,877,520
   1,020,000  Indianapolis Local Public
              Improvement Bond Bank, Indiana
              Series B, 5.00%, 02/01/2010............                  1,048,458
   1,170,000  Austin, Texas Public Improvement,
              5.75%, 09/01/2010......................                  1,259,727
   1,190,000  Roanoke, Virginia,
              5.00%, 02/01/2011......................                  1,221,357
   6,250,000  New York City Series I,
              5.875%, 03/15/2013.....................                  6,539,062
   2,105,000  Shelby County, Tennessee,
              Public Improvement Series A,
              5.625%, 04/01/2014.....................                  2,227,764
   1,400,000  Travis County, Texas,
              5.00%, 03/01/2015......................                  1,393,350
   2,900,000  Montgomery County, Maryland
              Public Improvement Series A,
              5.00%, 02/01/2016......................                  2,930,798
   1,000,000  Harris County, Texas Toll Road,
              5.125%, 08/15/2017.....................                    996,250
   5,285,000  Horry County School District,
              South Carolina Series A, SCSDE,
              5.375%, 03/01/2018.....................                  5,384,358
   2,290,000  Harris County, Texas Refunding,
              5.375%, 10/01/2018.....................                  2,311,182
   2,665,000  Dyer Redevelopment Authority,
              Indiana Economic Development
              Lease, 6.55%, 07/15/2020...............                  2,752,545
   6,735,000  Du Page County, Illinois Jail
              Project, 5.60%, 01/01/2021.............                  7,054,576
   1,920,000  Du Page County, Illinois
              Stormwater Project,
              5.60%, 01/01/2021......................                  2,011,104
                                                                  --------------
              Total Local General Obligations
              (Cost $95,273,589).....................                 98,098,323
                                                                  --------------
              Tax Lease - 3.84%
   2,000,000  Virginia Public School
              Authority School Financing
              Series A, 5.00%, 08/01/2003............                  2,066,420
   3,715,000  Virginia Public School
              Authority Series A,
              5.50%, 08/01/2003......................                  3,862,486
   5,710,000  Virginia College Building
              Authority, Educational
              Facilities Revenue, 21st
              Century College Program,
              5.00%, 02/01/2004......................                  5,914,475


--------------------------------------------------------------------------------
                                 ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 55

-------------------------------
DIVERSIFIED MUNICIPAL PORTFOLIO
       PORTFOLIO OF INVESTMENTS
-------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  8,125,000  Virginia College Building
              Authority, Educational
              Facilities Revenue, 21st
              Century College Program,
              5.75%, 02/01/2004......................             $    8,523,613
   3,380,000  Virginia Public School
              Authority Series A,
              5.50%, 08/01/2004......................                  3,567,691
   3,340,000  Michigan State Building
              Authority Revenue Series I,
              6.50%, 10/01/2004......................                  3,618,923
   1,315,000  New York State Urban
              Development Corp.,
              Correctional Facilities Series 5,
              6.00%, 01/01/2005......................                  1,401,645
   1,680,000  Virginia College Building
              Authority, Educational
              Facilities Revenue, 21st
              Century College Program,
              5.875%, 02/01/2005.....................                  1,789,704
   1,430,000  New Jersey State Certificates
              of Participation Series A,
              6.40%, 04/01/2005......................                  1,470,641
   2,000,000  New York State Dormitory
              Authority, State University
              Series A, 5.50%, 05/15/2005............                  2,119,480
   1,005,000  New York State Dormitory
              Authority, City University
              Series 2A, 5.70%, 07/01/2005...........                  1,073,470
   1,005,000  New York State Dormitory
              Authority, City University
              Series C, 5.70%, 07/01/2005............                  1,073,471
   1,000,000  City University of New York
              Certificates of Participation,
              John Jay College,
              5.75%, 08/15/2005......................                  1,070,500
   1,720,000  New York State Medical Care
              Facilities Financing
              Authority, Mental Health
              Services Series A,
              5.35%, 02/15/2006......................                  1,801,820
   1,000,000  New York State Dormitory
              Authority, State University
              Series A, 6.50%, 05/15/2006............                  1,102,750
   1,000,000  New York State Dormitory
              Authority, City University
              Series A, 5.75%, 07/01/2007............                  1,075,620
   3,890,000  Philadelphia Hospitals &
              Higher Education Facilities
              Authority, Pennsylvania Revenue,
              5.875%, 08/01/2007.....................                  3,964,221


--------------------------------------------------------------------------------
56 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                 -------------------------------
                                                 DIVERSIFIED MUNICIPAL PORTFOLIO
                                                 PORTFOLIO OF INVESTMENTS
                                                 -------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  2,000,000  McLean County Public Building
              Commission, Illinois,
              7.25%, 11/01/2007......................             $    2,292,940
   4,045,000  Philadelphia Hospitals &
              Higher Education Facilities
              Authority, Pennsylvania Revenue,
              6.20%, 08/01/2011......................                  4,102,682
   1,115,000  District of Columbia
              Certificates of Participation,
              7.30%, 01/01/2013......................                  1,155,463
   2,000,000  Walled Lake Consolidated
              School District, Michigan,
              5.75%, 05/01/2013......................                  2,149,440
   1,280,000  New York State Dormitory
              Authority, City University
              Series A, 5.75%, 07/01/2013............                  1,391,578
   1,585,000  Virginia College Building
              Authority, Educational
              Facilities Revenue, Public
              Higher Education Series A,
              5.75%, 09/01/2013......................                  1,717,776
   1,000,000  Sacramento City Finance
              Authority, California Lease
              Revenue Series B,
              5.40%, 11/01/2020......................                  1,020,000
                                                                  --------------
              Total Tax Lease
              (Cost $57,026,840).....................                 59,326,809
                                                                  --------------
              Special Tax - 8.08%
  10,600,000  Mississippi State Highway
              Revenue, Four Lane Highway
              Program Series 39,
              5.00%, 06/01/2003......................                 10,919,590
   2,150,000  Illinois State Sales Tax
              Revenue, 5.75%, 06/15/2003.............                  2,232,001
     250,000  Metropolitan Pier & Exposition
              Authority, Illinois, Dedicated
              State Tax Revenue Series A,
              5.90%, 06/15/2003......................                    259,975
   4,500,000  Wisconsin State Transportation
              Revenue Series A,
              5.30%, 07/01/2003......................                  4,529,700
   9,315,000  New Mexico State Severance
              Tax, 5.50%, 07/01/2003.................                  9,657,233
   2,825,000  MAC, New York Series E,
              6.00%, 07/01/2003......................                  2,947,775
   1,500,000  Michigan State Comprehensive
              Transportation, Series B,
              5.75%, 05/15/2004......................                  1,535,310


--------------------------------------------------------------------------------
                                 ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 57

-------------------------------
DIVERSIFIED MUNICIPAL PORTFOLIO
       PORTFOLIO OF INVESTMENTS
-------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  1,070,000  Las Vegas, Nevada Local
              Improvement Bonds, Special
              Improvement District Number
              808-Summerlin Area,
              5.20%, 06/01/2004......................             $    1,075,778
   1,265,000  New Mexico State Highway
              Commerce Tax Revenue Senior
              Subordinated Lien,
              4.75%, 06/15/2004......................                  1,311,742
   2,640,000  Illinois State Sales Tax Revenue,
              5.00%, 06/15/2004......................                  2,746,893
   2,000,000  New Mexico State Severance Tax
              Series B, 5.00%, 07/01/2004............                  2,084,340
   6,100,000  MAC, New York Series J,
              6.00%, 07/01/2004......................                  6,509,066
   1,725,000  Phoenix, Arizona, Street &
              Highway User Revenue, Refunding,
              6.40%, 07/01/2004......................                  1,775,025
   1,850,000  Chicago, Illinois Tax
              Increment, Allocation
              Subordinated Central Loop
              Redevelopment Series A,
              6.45%, 12/01/2004......................                  1,933,250
   1,695,000  Heritage Isles Community
              Development District, Florida
              Special Assessment Revenue,
              Series A, 5.75%, 05/01/2005............                  1,673,406
   2,390,000  Sampson Creek Community
              Development District, Florida
              Capital Improvement Revenue
              Series B, 6.30%, 05/01/2005............                  2,403,742
   1,190,000  Las Vegas, Nevada Local
              Improvement Bonds, Special
              Improvement District Number
              808-Summerlin Area,
              5.375%, 06/01/2005.....................                  1,198,318
   9,730,000  MAC, New York Series G,
              6.00%, 07/01/2005......................                 10,519,006
   2,060,000  Chicago, Illinois Tax
              Increment, Allocation
              Subordinated Central Loop
              Redevelopment Series A,
              6.50%, 12/01/2005......................                  2,159,931
   3,350,000  Meadow Pointe III Community
              Development District, Florida
              Capital Improvement Revenue
              Series 2001-1,
              5.90%, 01/01/2006......................                  3,360,787


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

                                                 -------------------------------
                                                 DIVERSIFIED MUNICIPAL PORTFOLIO
                                                 PORTFOLIO OF INVESTMENTS
                                                 -------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  1,040,000  Alabama State Public School &
              College Authority, Capital
              Improvement Pool Series A,
              5.00%, 02/01/2006......................             $    1,086,280
   3,000,000  Harbour Lake Estates Community
              Development District, Florida
              Special Assessment,
              6.40%, 02/01/2006......................                  3,034,050
   2,310,000  Capital Region Community
              Development District, Florida
              Revenue Capital Improvement
              Series B, 5.95%, 05/01/2006............                  2,314,828
   1,500,000  Connecticut State Special Tax
              Obligation Revenue Series B,
              6.00%, 09/01/2006......................                  1,636,620
   3,100,000  Dove Mountain Resort Community
              Facilities District, Arizona
              Assessment Lien,
              6.00%, 12/01/2006......................                  3,084,810
   3,600,000  University Place Community
              Development District, Florida
              Special Assessment Series B,
              6.10%, 05/01/2007......................                  3,578,112
   2,840,000  Fishhawk Community Development
              District, Florida Special Assessment
              Revenue, 6.65%, 05/01/2007.............                  2,919,605
   2,245,000  Lake Powell Residential Golf
              Community Development
              District, Florida Special
              Assessment Revenue Series C,
              6.70%, 05/01/2007......................                  2,270,750
   1,035,000  Las Vegas, Nevada Local
              Improvement Bonds, Special
              Improvement District Number
              808-Summerlin Area,
              5.50%, 06/01/2007......................                  1,005,999
   1,095,000  Connecticut State Special Tax
              Obligation Revenue Series A,
              5.25%, 09/01/2007......................                  1,158,784
   1,000,000  River Ridge Community
              Development District, Florida
              Capital Improvement Revenue
              5.75%, 05/01/2008......................                  1,002,990
   2,710,000  Stoneybrook, Community
              Development District, Florida
              Capital Improvement Revenue
              Series B, 5.70%, 05/01/2008............                  2,713,984


--------------------------------------------------------------------------------
                                 ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 59

-------------------------------
DIVERSIFIED MUNICIPAL PORTFOLIO
       PORTFOLIO OF INVESTMENTS
-------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  1,200,000  Waterchase Community
              Development District, Florida
              Capital Improvement Revenue
              Series B, 5.90%, 05/01/2008............             $    1,193,892
   3,000,000  Bonita Springs, Vasari
              Community Development
              District, Florida Revenue, Capital
              Improvement Series B,
              6.20%, 05/01/2009......................                  2,966,070
   1,280,000  Saddlebrook, Community
              Development District, Florida
              Special Assessment Series B,
              6.25%, 05/01/2009......................                  1,270,554
   1,150,000  Illinois State Sales Tax
              Revenue Series U,
              5.00%, 06/15/2009......................                  1,175,242
   1,000,000  Connecticut State Special Tax
              Obligation Series B,
              6.15%, 09/01/2009......................                  1,112,950
   3,050,000  Harbor Bay Community
              Development District, Florida
              Capital Improvement Revenue
              Series B, 6.35%, 05/01/2010............                  3,042,192
   1,610,000  Lakewood Ranch Community
              Development District 5,
              Florida Special Assessment
              Revenue Series B,
              6.00%, 05/01/2011......................                  1,601,580
   3,000,000  Miromar Lakes Community
              Development District, Florida
              Capital Improvement Revenue
              Series B, 7.25%, 05/01/2012............                  3,123,750
   3,225,000  Illinois State Sales Tax
              Revenue Series Q,
              6.00%, 06/15/2012......................                  3,544,920
   3,860,000  Hot Springs, Arkansas Sales &
              Use Tax, Refunding & Improvement,
              4.125%, 07/01/2012.....................                  3,900,067
   1,525,000  Dyer Redevelopment Authority,
              Indiana Economic Development
              Lease, 6.875%, 07/15/2014..............                  1,618,086
   3,695,000  Beacon Tradeport Community
              Development District, Florida
              Industrial Project Series B,
              7.125%, 05/01/2022.....................                  3,679,074
                                                                  --------------
              Total Special Tax (Cost $122,480,548)..                124,868,057
                                                                  --------------


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

                                                 -------------------------------
                                                 DIVERSIFIED MUNICIPAL PORTFOLIO
                                                 PORTFOLIO OF INVESTMENTS
                                                 -------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

              Miscellaneous Tax - 0.38%
$  5,325,000  Indianapolis Local Public
              Improvement Bond Bank, Indiana
              Series B, 6.00%, 01/10/2013............             $    5,855,317
                                                                  --------------
              Total Miscellaneous Tax
              (Cost $5,224,697)......................                  5,855,317
                                                                  --------------
              Total Tax Supported
              (Cost $429,355,992)....................                440,789,384
                                                                    ------------
              Revenue - 20.71%
              Airport Revenue - 0.49%
   4,130,000  Clark County, Nevada Passenger
              Facility Charge Revenue, Las
              Vegas McCarran International
              Airport Series A,
              5.875%, 07/01/2004.....................                  4,228,707
   1,500,000  Denver City & County, Colorado
              Airport Revenue Series B, AMT,
              7.25%, 11/15/2005......................                  1,559,145
     800,000  Denver City & County, Colorado
              Airport Revenue Series A, AMT,
              7.50%, 11/15/2006......................                    871,976
   1,000,000  Massachusetts Port Authority
              Revenue Series B, AMT,
              5.00%, 07/01/2013......................                    988,080
                                                                  --------------
              Total Airport Revenue
              (Cost $7,500,664)......................                  7,647,908
                                                                  --------------
              Electric Revenue - 4.98%
  18,775,000  Seattle, Washington Municipal
              Light & Power Revenue,
              Anticipation Notes,
              4.50%, 03/28/2003......................                 19,175,471
   3,045,000  Pittsylvania County Industrial
              Development Authority, Virginia
              Revenue Series A, AMT,
              7.30%, 01/01/2004......................                  3,115,796
   2,000,000  Omaha Public Power District,
              Nebraska Electric Revenue
              Series A, 5.25%, 02/01/2004............                  2,080,460
   3,610,000  San Antonio, Texas Electric &
              Gas Revenue, Refunding Series A,
              5.00%, 02/01/2004......................                  3,735,375
   1,900,000  San Antonio, Texas Electric &
              Gas Revenue, Refunding Systems,
              5.00%, 02/01/2004......................                  1,965,987


--------------------------------------------------------------------------------
                                 ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 61

-------------------------------
DIVERSIFIED MUNICIPAL PORTFOLIO
       PORTFOLIO OF INVESTMENTS
-------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  1,470,000  Energy Northwest Washington
              Wind Project Revenue Series A,
              4.00%, 07/01/2004......................             $    1,445,613
   9,600,000  Salt River Project Arizona
              Agricultural Improvement &
              Power District Electric
              Systems Revenue, Refunding
              Salt River Project Series A,
              5.00%, 01/01/2005......................                  9,993,600
   5,000,000  North Carolina Eastern
              Municipal Power Agency, Power
              System Revenue Series B,
              6.00%, 01/01/2005......................                  5,168,600
   1,530,000  Energy Northwest Washington
              Wind Project Revenue Series A,
              4.30%, 07/01/2005......................                  1,484,559
   1,000,000  Seattle, Washington Municipal
              Light & Power Revenue,
              5.10%, 11/01/2005......................                  1,041,840
   6,550,000  Salt River Project Arizona
              Agricultural Improvement &
              Power District Electric
              Systems Revenue, Refunding
              Salt River Project Series A,
              5.25%, 01/01/2006......................                  6,889,880
   3,500,000  Washington Public Power Supply
              System Revenue, Nuclear
              Project No. 3 Series B,
              5.60%, 07/01/2007......................                  3,709,650
   3,745,000  North Carolina Eastern
              Municipal Power Agency, Power
              System Revenue Series B,
              6.125%, 01/01/2009.....................                  3,950,488
   3,500,000  Pittsylvania County, Virginia
              Industrial Development
              Authority Revenue, Exempt Facility
              Series B, 7.65%, 01/01/2010............                  3,667,720
   2,395,000  Seattle, Washington Municipal
              Light & Power Revenue,
              Anticipation Notes,
              5.625%, 12/01/2012.....................                  2,524,833
     630,000  North Carolina Eastern
              Municipal Power Agency, Power
              System Revenue Series D,
              6.45%, 01/01/2014......................                    668,348
   2,345,000  Seattle, Washington Municipal
              Light & Power Revenue,
              5.625%, 12/01/2014.....................                  2,445,155
   1,850,000  Seattle, Washington Municipal
              Light & Power Revenue,
              5.625%, 12/01/2016.....................                  1,910,643


--------------------------------------------------------------------------------
62 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                 -------------------------------
                                                 DIVERSIFIED MUNICIPAL PORTFOLIO
                                                 PORTFOLIO OF INVESTMENTS
                                                 -------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  1,880,000  North Carolina Eastern
              Municipal Power Agency, Power
              System Revenue Series B,
              5.70%, 01/01/2017......................             $    1,863,174
                                                                  --------------
              Total Electric Revenue
              (Cost $75,879,396).....................                 76,837,192
                                                                  --------------
              Health Care Revenue - 3.54%
   1,180,000  Illinois Development Finance
              Authority Revenue, Community
              Rehabilitation Providers
              Series A, 5.60%, 07/01/2002............                  1,185,310
   1,000,000  Iowa Finance Authority
              Hospital Facility Revenue,
              Iowa Health System,
              6.25%, 02/15/2004......................                  1,051,450
   2,100,000  Clackamas County Hospital
              Facility Authority, Oregon
              Revenue, Refunding Legacy
              Health Systems,
              5.00%, 05/01/2005......................                  2,186,730
   1,200,000  Oklahoma Development Finance
              Authority Revenue, Hillcrest
              Healthcare System Series A,
              4.70%, 08/15/2005......................                  1,042,452
   1,905,000  Connecticut State Health &
              Educational Facilities Authority
              Revenue, Hospital for Special
              Care Issue B,
              5.125%, 07/01/2007.....................                  1,909,629
   7,010,000  Boston, Massachusetts City
              Hospital Revenue Series B, FHA,
              5.75%, 02/15/2008......................                  7,096,223
   1,000,000  Oklahoma Development Finance
              Authority Revenue, Hillcrest
              Healthcare System Series A,
              5.00%, 08/15/2009......................                    848,730
   2,750,000  Cuyahoga County, Ohio Hospital
              Facilities Revenue, Canton
              Incorporated Project,
              6.75%, 01/01/2010......................                  2,931,995
   4,210,000  Kentucky Economic Development
              Finance Authority Revenue,
              Norton Healthcare Incorporated
              Series A, 6.125%, 10/01/2010...........                  4,300,726
   3,215,000  Chattanooga Health,
              Educational & Housing Facility
              Board, Tennessee Revenue,
              Catholic Health Initiatives
              Series A, 5.375%, 12/01/2011...........                  3,329,422


--------------------------------------------------------------------------------
                                 ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 63

-------------------------------
DIVERSIFIED MUNICIPAL PORTFOLIO
       PORTFOLIO OF INVESTMENTS
-------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  1,240,000  Kentucky Economic Development
              Finance Authority Revenue,
              Catholic Health Initiatives
              Series A, 5.375%, 12/01/2011...........             $    1,285,471
   3,545,000  Illinois Health Facilities
              Authority Revenue, Advocate
              Network Health Care,
              6.25%, 11/15/2012......................                  3,839,022
   2,240,000  Oklahoma Development Finance
              Authority Revenue, Hillcrest
              Healthcare System Series A,
              5.75%, 08/15/2013......................                  1,900,752
   5,015,000  Montgomery County, Ohio
              Hospital Revenue, Kettering
              Medical Center,
              6.75%, 04/01/2018......................                  5,143,936
   2,540,000  Arizona Health Facilities
              Authority Revenue, Catholic
              Healthcare West Series A,
              6.625%, 07/01/2020.....................                  2,593,772
   1,120,000  Henderson, Nevada Health Care
              Facility Revenue, Catholic
              Healthcare West Series A,
              6.75%, 07/01/2020......................                  1,143,755
   2,000,000  Metropolitan Health Facilities
              Development Corp., Texas
              Wilson N. Jones Memorial
              Hospital Project,
              7.20%, 01/01/2021......................                  2,093,340
   1,275,000  Chester County, Pennsylvania
              Health & Education Facilities
              Authority, Pennsylvania Hospital
              Revenue, Chester County Hospital
              Series A, 6.75%, 07/01/2021............                  1,173,255
   1,140,000  Pennsylvania State Higher
              Educational Facilities
              Authority Revenue, UPMC Health
              Systems Series A,
              6.00%, 01/15/2022......................                  1,146,578
   1,020,000  Massachusetts Health &
              Educational Facilities
              Authority Revenue, Healthcare
              Systems Covenant Health,
              6.00%, 07/01/2022......................                    984,932
   1,000,000  New Hampshire Health &
              Education Facilities Authority
              Revenue, Healthcare Systems
              Covenant Health,
              6.00%, 07/01/2022......................                    955,930


--------------------------------------------------------------------------------
64 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                 -------------------------------
                                                 DIVERSIFIED MUNICIPAL PORTFOLIO
                                                 PORTFOLIO OF INVESTMENTS
                                                 -------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  3,000,000  Allegheny County Hospital
              Development Authority,
              Pennsylvania Revenue, West
              Pennsylvania Health System
              Series B, 9.25%, 11/15/2022............             $    3,187,830
   3,490,000  Huntsville, Alabama Health
              Care Authority Series A,
              5.625%, 06/01/2026.....................                  3,349,597
                                                                  --------------
              Total Health Care Revenue
              (Cost $53,700,221).....................                 54,680,837
                                                                  --------------
              Higher Education Revenue - 0.57%
   1,415,000  Virginia Polytechnic Institute
              & State University Revenue
              Series A, 5.25%, 06/01/2008............                  1,488,566
   1,125,000  Vermont Educational & Health
              Buildings Financing Agency
              Revenue, Norwich University Project,
              5.50%, 07/01/2018......................                  1,072,632
   1,230,000  University of Texas University
              Revenues, Financing Systems
              Series B, 5.375%, 08/15/2019...........                  1,244,809
   2,820,000  Massachusetts Health &
              Educational Facilities
              Authority Revenue, Harvard
              University Series N,
              6.25%, 04/01/2020......................                  3,209,724
   1,840,000  Milledgeville-Baldwin County,
              Georgia Development Authority
              Student Housing Revenue,
              Georgia College & State
              University Foundation,
              4.00%, 09/01/2032......................                  1,863,607
                                                                  --------------
              Total Higher Education Revenue
              (Cost $8,535,785)......................                  8,879,338
                                                                  --------------
              Tobacco Revenue - 1.11%
   8,000,000  South Carolina Tobacco
              Settlement Revenue Management
              Series B, 6.00%, 05/15/2022............                  8,041,520
   6,800,000  Northern Tobacco
              Securitization Corp., Alaska
              Tobacco Settlement Revenue,
              6.20%, 06/01/2022......................                  7,081,792
   2,000,000  District of Columbia Tobacco
              Settlement Financing Corp. Asset-
              Backed Bonds, 6.25%, 05/15/2024........                  2,080,720
                                                                  --------------


--------------------------------------------------------------------------------
                                 ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 65

-------------------------------
DIVERSIFIED MUNICIPAL PORTFOLIO
       PORTFOLIO OF INVESTMENTS
-------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

              Total Tobacco Revenue
              (Cost $16,618,257).....................             $   17,204,032
                                                                  --------------
              Toll Revenue - 0.07%
$  1,000,000  Triborough Bridge & Tunnel
              Authority, New York Toll
              Revenue Series A,
              5.00%, 01/01/2012......................                  1,018,960
                                                                  --------------
              Total Toll Revenue
              (Cost $980,993)........................                  1,018,960
                                                                  --------------
              Water/Sewer Revenue - 2.55%
   3,775,000  Northeast Maryland Waste
              Disposal Authority, Solid
              Waste Revenue, AMT,
              5.60%, 07/01/2002......................                  3,807,503
   5,200,000  Missouri State Public
              Utilities Commission Revenue
              Interim Construction Notes,
              4.00%, 11/15/2002......................                  5,265,572
   2,500,000  Abilene, Texas Waterworks &
              Sewer Systems Certificates
              Obligation B,
              4.60%, 02/15/2009......................                  2,499,200
   2,230,000  Texas State Water Development
              Board Revenue, Revolving
              Senior Lien Series A,
              5.50%, 07/15/2010......................                  2,319,356
   1,130,000  Michigan Municipal Bond
              Authority Revenue, Clean Water
              Revolving Fund,
              5.625%, 10/01/2011.....................                  1,215,224
   1,525,000  Arizona Water Infrastructure
              Finance Authority Revenue,
              Water Quality Series A,
              5.75%, 10/01/2011......................                  1,661,137
   3,620,000  Dallas, Texas Waterworks &
              Sewer System Revenue,
              5.00%, 10/01/2013......................                  3,669,666
      55,000  Massachusetts Water Pollution
              Abatement Trust Series B,
              5.25%, 08/01/2014......................                     57,540
   3,745,000  Michigan Municipal Bond
              Authority Revenue, Clean Water
              Revolving Fund,
              5.75%, 10/01/2014......................                  4,012,356
   3,460,000  Massachusetts Water Pollution
              Abatement Trust, New Bedford
              Program Series A,
              5.125%, 02/01/2016.....................                  3,489,721


--------------------------------------------------------------------------------
66 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                 -------------------------------
                                                 DIVERSIFIED MUNICIPAL PORTFOLIO
                                                 PORTFOLIO OF INVESTMENTS
                                                 -------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  3,325,000  Ohio State Water Development
              Authority Pollution Control Revenue,
              5.25%, 06/01/2017......................             $    3,374,476
   6,850,000  Ohio State Water Development
              Authority Pollution Control Revenue,
              5.25%, 12/01/2017......................                  6,951,928
   1,040,000  Tampa Florida Water & Sewer
              Revenue Refunding Series A,
              5.25%, 10/01/2018......................                  1,054,238
                                                                  --------------
              Total Water/Sewer Revenue
              (Cost $39,108,453).....................                 39,377,917
                                                                  --------------
              Miscellaneous Revenue - 2.71%
   1,650,000  East Chicago, Indiana Bond
              Anticipation Notes,
              5.00%, 07/01/2002......................                  1,652,788
   1,900,000  East Chicago, Indiana Bond
              Anticipation Notes,
              5.00%, 01/01/2003......................                  1,903,287
   3,650,627  Municipal Tax-Exempt Trust,
              Certificate Class A-3, MBIA,
              3.85%, 04/07/2003......................                  3,650,992
   4,854,375  Koch Fixed-Rate Trust, Various
              States Class A1,
              4.70%, 10/06/2003......................                  4,866,900
   4,385,000  Broward County, Wheelabrator
              Resource Recovery Revenue,
              Florida Series A,
              5.00%, 12/01/2003......................                  4,491,468
  10,635,000  Broward County, Wheelabrator
              Resource Recovery Revenue,
              Florida Series A,
              5.00%, 12/01/2004......................                 10,932,886
   2,420,000  New York Convention Center
              Operating Corp., New York
              Certificates of Participation,
              Yale Building Acquisition Project,
              6.50%, 12/01/2004......................                  2,484,324
   1,700,000  Mashantucket Western Pequot
              Tribe, Connecticut Special
              Revenue, Rule 144A, Series B,
              5.55%, 09/01/2008......................                  1,741,310
   4,000,000  Michigan Municipal Bond
              Authority Revenue, Public
              School Detroit Academy A,
              7.50%, 10/01/2012......................                  4,134,200
   1,780,000  Chicago, Illinois Park
              District Harbor Facilities Revenue,
              5.875%, 01/01/2013.....................                  1,896,875


--------------------------------------------------------------------------------
                                 ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 67

-------------------------------
DIVERSIFIED MUNICIPAL PORTFOLIO
       PORTFOLIO OF INVESTMENTS
-------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  1,920,000  Chicago, Illinois Park
              District Harbor Facilities Revenue,
              5.875%, 01/01/2014.....................             $    2,029,305
   2,035,000  Chicago, Illinois Park
              District Harbor Facilities Revenue,
              5.875%, 01/01/2015.....................                  2,133,270
                                                                  --------------
              Total Miscellaneous Revenue
              (Cost $41,535,806).....................                 41,917,605
                                                                  --------------
              Industrial Development/Pollution Control
              Revenue - 4.69%
   2,410,000  Georgetown County, South
              Carolina Pollution Control
              Facilities Revenue, Refunding
              International Paper Co. Project,
              6.25%, 06/15/2005......................                  2,468,611
   6,100,000  Springfield Airport Authority,
              Illinois Garrett Aviation
              Services Project,
              4.40%, 02/01/2008......................                  6,090,362
   4,280,000  Midland County, Michigan
              Economic Development
              Sublimated Obligation Series A,
              AMT, 6.875%, 07/23/2009................                  4,443,282
   4,300,000  New Jersey Economic
              Development Authority, Exempt
              Facilities Revenue, Waste
              Management Inc. Project,
              4.00%, 11/01/2013......................                  4,279,059
   3,950,000  Morehouse Parish Louisiana
              Pollution Control Revenue,
              Refunding International Paper
              Co. Project Series A,
              5.70%, 04/01/2014 (Note C, p. 18)......                  3,956,794
   2,070,000  North Carolina Capital
              Facilities Finance Agency,
              Exempt Facilities Revenue,
              Waste Management of Carolinas
              Project, 4.00%, 08/01/2014.............                  2,062,631
   3,500,000  South Carolina Jobs Economic
              Development Authority Revenue,
              Waste Management Inc. Project,
              4.10%, 11/01/2016......................                  3,487,225
   3,700,000  New Hampshire State Business
              Finance Authority Pollution
              Control Revenue, Public
              Service Co. Series D,
              6.00%, 05/01/2021......................                  3,683,165


--------------------------------------------------------------------------------
68 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                 -------------------------------
                                                 DIVERSIFIED MUNICIPAL PORTFOLIO
                                                 PORTFOLIO OF INVESTMENTS
                                                 -------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  1,000,000  Louisiana Local Government
              Environmental Facilities,
              Community Development
              Authority Revenue, Air Cargo,
              6.65%, 01/01/2025......................             $    1,002,910
   2,600,000  Trinity River Authority, Texas
              Pollution Control Revenue,
              Refunding TXU Electric Company
              Project, 4.90%, 05/01/2028.............                  2,611,284
   9,000,000  Pope County, Arkansas Revenue,
              Refunding Energy Arkansas Inc.
              Project, 5.05%, 09/01/2028.............                  9,021,960
  10,540,000  Matagorda County, Texas,
              Navigation District No. 1
              Pollution Control Revenue,
              Refunding Central Power & Light
              Series A, 3.75%, 05/01/2030............                 10,468,012
   4,960,000  Brazos River Authority, Texas
              Pollution Control Revenue, TXU
              Electric Co. Project Series A,
              4.95%, 10/01/2030......................                  4,982,369
   5,065,000  Brazos River Authority, Texas
              Pollution Control Revenue, TXU
              Electric Co. Project Series D,
              4.25%, 05/01/2033......................                  5,069,457
   2,430,000  Ohio State Water Development
              Authority Pollution Control
              Facilities Revenue, Refunding
              Edison Co. Series B, AMT,
              4.40%, 06/01/2033......................                  2,435,662
   1,990,000  Tulsa, Oklahoma Municipal
              Airport Trust Revenue Series A,
              5.80%, 06/01/2035......................                  1,920,131
   4,415,000  Washoe County, Water Facility
              Revenue, Nevada Variable
              Refunding AMT Sierra
              Pacific Power Company,
              5.75%, 03/01/2036......................                  4,470,850
                                                                  --------------
              Total Industrial Development/Pollution
              Control Revenue (Cost $72,100,357).....                 72,453,764
                                                                  --------------
              Total Revenue
              (Cost $315,959,932)....................                320,017,553
                                                                  --------------
              Asset-Backed Securities - 1.72%
              Housing - 1.64%
   5,765,000  Rhode Island Housing &
              Mortgage Finance Corp.
              Homeownership Opportunity Note
              Series 39C, 4.00%, 03/24/2005..........                  5,834,353


--------------------------------------------------------------------------------
                                 ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 69

-------------------------------
DIVERSIFIED MUNICIPAL PORTFOLIO
       PORTFOLIO OF INVESTMENTS
-------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$    100,000  Wisconsin Housing & Economic
              Development Authority, Home
              Ownership Revenue Series B,
              7.10%, 09/01/2015......................             $      103,038
   2,195,000  Sedgwick & Shawnee Counties,
              Kansas, Single Family Revenue,
              GNMA Mortgage-Backed
              Securities Program Series A-1,
              AMT, 6.50%, 12/01/2022.................                  2,323,561
   1,700,000  Jefferson Parish, Louisiana
              Home Mortgage Revenue,
              FNMA & GNMA Mortgage-Backed
              Securities Series C-1, AMT,
              5.40%, 12/01/2024......................                  1,713,991
   2,325,000  Municipal Tax-Exempt Trust,
              Certificate Class A-5, FHLMC,
              4.80%, 07/14/2026......................                  2,310,352
   2,055,000  District of Columbia Housing
              Finance Agency, Mortgage
              Revenue, Single Family
              Series A, AMT,
              6.25%, 12/01/2028......................                  2,072,241
     785,000  Oklahoma Housing Finance
              Agency, Single Family
              Redevelopment, Mortgage
              Homeownership Loan Series B-2,
              AMT, 6.55%, 03/01/2029.................                    805,850
   1,720,000  Missouri State Housing
              Development Commission, FNMA &
              GNMA Mortgage Revenue, Single
              Family Series B-2, AMT,
              6.40%, 09/01/2029......................                  1,819,794
     875,000  Chicago, Illinois Single
              Family Mortgage Revenue Series A,
              FNMA, GNMA, 6.35%, 10/01/2030..........                    917,718
   1,215,000  Wyoming Community Development
              Authority, Housing Revenue
              Series 1, AMT, 6.20%, 12/01/2030.......                  1,249,871
   2,925,000  Multifamily Housing Revenue
              Bond Passthrough Certificates
              Beneficial Ownership Series
              2000-6, 5.95%, 11/01/2033..............                  2,864,072
   3,465,000  Multifamily Housing Revenue
              Bond Passthrough Certificates
              Beneficial Ownership Series
              2000-7, 6.00%, 11/01/2033..............                  3,388,978
                                                                  --------------
              Total Housing
              (Cost $25,795,084).....................                 25,403,819
                                                                  --------------


--------------------------------------------------------------------------------
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

                                                 -------------------------------
                                                 DIVERSIFIED MUNICIPAL PORTFOLIO
                                                 PORTFOLIO OF INVESTMENTS
                                                 -------------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

              Student Loan - 0.08%
$  1,200,000  South Carolina State Education
              Assistance Authority Revenue,
              Guaranteed Student Loans,
              6.625%, 09/01/2006.....................             $    1,236,084
                                                                  --------------
              Total Student Loan (Cost $1,234,026)...                  1,236,084
                                                                  --------------
              Total Asset-Backed Securities
              (Cost $27,029,110).....................                 26,639,903
                                                                  --------------
              Investment Summary
              Total Investments - 99.31%
              (Cost $1,497,294,715)
              (Note B, p. 71)........................              1,534,611,502
              Cash and Other Assets, Less
              Liabilities - 0.69%....................                 10,644,369
                                                                  --------------
              Net Assets - 100.00%...................             $1,545,255,871
                                                                  ==============

See footnote summary on page 72.


--------------------------------------------------------------------------------
                                 ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 71

-------------------------------
DIVERSIFIED MUNICIPAL PORTFOLIO
       PORTFOLIO OF INVESTMENTS
-------------------------------

(a)   Explanation of abbreviations:

      Insured-bond abbreviations:

      ACA            -ACA Financial Guaranty Corporation
      AMBAC          -AMBAC Indemnity Corporation
      FGIC           -Financial Guaranty Insurance Company
      FSA            -Financial Security Assurance, Inc.
      MBIA           -Municipal Bond Investors Assurance Corporation
      PSF Guaranteed -(Texas) Permanent School Funds
      Radian         -Radian Group, Inc.

      Other abbreviations:
      AMT            -Subject to Alternative Minimum Tax
      CPI            -Consumer Price Index
      FHA            -Federal Housing Administration
      FNMA           -Federal National Mortgage Association
      GNMA           -Government National Mortgage Association
      FHLMC          -Federal Home Loan Mortgage Corporation

(b) At March 31, 2002, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $41,992,027 and gross unrealized depreciation of investments was $4,675,240 resulting in net unrealized appreciation of $37,316,787.

(c)   When-issued security.

(d)   Allocation of Portfolio net assets at March 31, 2002:

      Alabama                                       1.23%
      Alaska                                        0.60
      Arizona                                       2.66
      Arkansas                                      0.84
      California                                    1.62
      Colorado                                      1.99
      Connecticut                                   2.24
      Delaware                                      0.08
      Florida                                       7.06
      Georgia                                       2.83
      Hawaii                                        1.14
      Illinois                                      8.36
      Indiana                                       1.55
      Iowa                                          0.07
      Kansas                                        0.48
      Kentucky                                      1.57
      Louisiana                                     1.27
      Maryland                                      1.85
      Massachusetts                                 3.86
      Michigan                                      4.27
      Minnesota                                     0.46
      Mississippi                                   0.71
      Missouri                                      1.23
      Nebraska                                      0.55
      Nevada                                        1.68
      New Hampshire                                 1.18%
      New Jersey                                    2.69
      New Mexico                                    0.84
      New York                                      5.79
      North Carolina                                2.34
      Ohio                                          3.51
      Oklahoma                                      0.70
      Oregon                                        0.30
      Pennsylvania                                  2.88
      Rhode Island                                  1.40
      South Carolina                                1.58
      Tennessee                                     0.79
      Texas                                        10.29
      Utah                                          0.39
      Vermont                                       0.07
      Virginia                                      2.97
      Washington                                    7.40
      Wisconsin                                     0.85
      Wyoming                                       0.08
      District of Columbia                          2.28
      Tax-Exempt Private
      Municipal Trust                               0.77
      Cash and Other Assets,
      Less Liabilities                              0.69
      Total                                       100.00%

      See Notes to Financial Statements.


--------------------------------------------------------------------------------
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

                                                    ----------------------------
                                                    NEW YORK MUNICIPAL PORTFOLIO
                                                    PORTFOLIO OF INVESTMENTS
                                                    ----------------------------

NEW YORK MUNICIPAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2002 (unaudited)

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

              Tax-Exempt Variable-Rate Demand Notes - 9.00%
$  1,500,000  New York City Series H,
              Subseries H-2, MBIA,
              1.40%, 08/01/2013......................               $  1,500,000
   2,300,000  New York City Subseries A-8,
              1.35%, 08/01/2018......................                  2,300,000
   5,400,000  New York City Subseries A-7,
              1.35%, 08/01/2020......................                  5,400,000
   9,400,000  New York City Series B,
              1.35%, 10/01/2021......................                  9,400,000
  32,800,000  New York City Municipal Water
              Finance Authority, Water &
              Sewer System Revenue Series C,
              1.35%, 06/15/2023......................                 32,800,000
   2,700,000  New York City Series B,
              Subseries B-4,
              1.35%, 08/15/2023......................                  2,700,000
  14,200,000  New York City Transitional
              Finance Authority Revenue,
              Adjusted Future Tax Secured
              Subseries B-1,
              1.40%, 11/01/2027......................                 14,200,000
   1,400,000  New York City Transitional
              Finance Authority Revenue,
              Future Tax Series C, Daily
              Floater, Putable Daily,
              1.40%, 05/01/2028......................                  1,400,000
   6,000,000  Long Island Power Authority,
              New York Electric Systems
              Revenue, Subordinated Series
              1B-RMKT, 1.40%, 05/01/2033.............                  6,000,000
                                                                    ------------
              Total Tax-Exempt Variable-Rate
              Demand Notes
              (Cost $75,700,000).....................                 75,700,000
                                                                    ------------
              U.S. Treasury Bond - 0.89%
   6,500,000  United States Treasury Bond
              7.50%, 11/15/2016......................                  7,467,915
                                                                    ------------

              Total U.S. Treasury Bond
              (Cost $7,810,740)......................                  7,467,915
                                                                    ------------
              Prerefunded/Escrowed - 9.76%
   1,600,000  New York City Series B, AMBAC,
              8.25%, 06/01/2017
              Prerefunded 06/01/2001 @ 101.50........                  1,626,352


--------------------------------------------------------------------------------
                                 ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 73

----------------------------
NEW YORK MUNICIPAL PORTFOLIO
    PORTFOLIO OF INVESTMENTS
----------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  2,130,000  New York City Municipal Water
              Finance Authority Series B,
              6.375%, 06/15/2022
              Prerefunded 06/15/2002 @ 101...........               $  2,171,024
   2,100,000  MTA, New York Transit
              Facilities Revenue Series L,
              6.625%, 07/01/2014
              Prerefunded 07/01/2002 @ 101.50........                  2,156,511
   1,240,000  MTA, New York Transit
              Facilities Revenue Series J,
              FGIC, 6.375%, 07/01/2010
              Prerefunded 07/01/2002 @ 102...........                  1,278,787
   2,010,000  New York City Series C,
              Subseries C-1, AMBAC,
              6.625%, 08/01/2015
              Prerefunded 08/01/2002 @ 101.50........                  2,072,270
   3,680,000  New York State Housing Finance
              Agency Service Contract
              Revenue Series C,
              6.30%, 03/15/2022
              Prerefunded 09/15/2002 @ 102...........                  3,828,893
   5,490,000  New York State Power Authority
              Revenue Series CC,
              5.00%, 01/01/2009
              Prerefunded 01/01/2003 @ 102...........                  5,719,976
   1,955,000  New York State Power Authority
              Revenue Series CC,
              5.00%, 01/01/2014
              Prerefunded 01/01/2003 @ 102...........                  2,036,895
   1,165,000  New York State Medical Care
              Facilities Finance Agency,
              Hospital & Nursing Home
              Insured Mortgage, FHA,
              6.35%, 02/15/2012
              Prerefunded 02/15/2003 @ 102...........                  1,218,625
  31,715,000  New York City Health &
              Hospital Corp. Series A,
              6.30%, 02/15/2020
              Prerefunded 02/15/2003 @ 102...........                 33,509,117
   5,605,000  New York State Dormitory
              Authority Revenue, State
              University Educational
              Facilities Series A,
              6.375%, 05/15/2014
              Prerefunded 05/15/2003 @ 102...........                  5,968,989


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

                                                    ----------------------------
                                                    NEW YORK MUNICIPAL PORTFOLIO
                                                    PORTFOLIO OF INVESTMENTS
                                                    ----------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$    620,000  New York State Medical Care
              Facilities Finance Agency,
              Hospital & Nursing Home
              Insured Mortgage, FHA,
              6.125%, 02/15/2014
              Prerefunded 02/15/2004 @ 102...........               $    630,800
   1,140,000  New York State Environmental
              Facilities Corp., Pollution
              Control Revenue, State Water
              Revolving Fund Series E,
              6.70%, 06/15/2010
              Prerefunded 06/15/2004 @ 101.50........                  1,252,564
   1,050,000  New York State Medical Care
              Facilities Finance Authority,
              Mental Health Services, MBIA,
              6.15%, 02/15/2015
              Prerefunded 08/15/2004 @ 102...........                  1,151,923
   2,800,000  New York State Thruway
              Authority, General Revenue
              Series C, 5.75%, 01/01/2009
              Prerefunded 01/01/2005 @ 102...........                  3,040,436
   1,410,000  New York State Medical Care
              Facilities Finance Authority,
              Hospital & Nursing Home
              Insured Mortgage, FHA,
              5.875%, 02/15/2005
              Escrowed to Maturity...................                  1,457,376
     900,000  New York City Series B,
              6.30%, 08/15/2008
              Prerefunded 08/15/2005 @ 101...........                    997,641
   2,220,000  New York State Power Authority
              Revenue Series W,
              6.50%, 01/01/2008
              Escrowed to Maturity...................                  2,474,412
   3,945,000  New York State Medical Care
              Facilities Finance Agency,
              Hospital & Nursing Home
              Insured Mortgage Series C,
              6.25%, 08/15/2012
              Escrowed to Maturity...................                  4,082,917
   4,670,000  Niagara Falls Bridge
              Commission, New York Toll
              Revenue, 6.30%, 10/01/2012
              Escrowed to Maturity...................                  5,460,818
                                                                    ------------
              Total Prerefunded/Escrowed
              (Cost $79,456,909).....................                 82,136,326
                                                                    ------------


--------------------------------------------------------------------------------
                                 ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 75

----------------------------
NEW YORK MUNICIPAL PORTFOLIO
    PORTFOLIO OF INVESTMENTS
----------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

              Insured - 36.97%
$  1,740,000  Dansville Central School
              District, New York, FSA,
              5.375%, 06/15/2002 .....................              $  1,752,893
   1,950,000  New York State Dormitory
              Authority, University of
              Rochester Series A, MBIA,
              5.00%, 07/01/2002 ......................                 1,965,561
   1,805,000  Suffolk County, New York
              Series A, MBIA,
              4.875%, 08/15/2002 .....................                 1,825,541
   4,325,000  Port Authority of New York &
              New Jersey, Consolidated 119th
              Series, FGIC,
              5.00%, 09/15/2002 ......................                 4,384,728
   1,315,000  Suffolk County, New York
              Judicial Facilities Agency
              Agreement, John P. Cohalan
              Complex, AMBAC,
              5.00%, 10/15/2002 ......................                 1,337,013
   1,850,000  Nassau County, New York Series C,
              FSA, 5.125%, 01/01/2003 ................                 1,890,922
   1,020,000  New York State Dormitory
              Authority, Brookdale Hospital,
              Secured Hospital Program
              Series J, FSA,
              5.50%, 02/15/2003 ......................                 1,049,070
   3,000,000  Long Island Power Authority,
              New York Electric System
              Revenue, MBIA-IBC,
              4.25%, 04/01/2003 ......................                 3,058,680
   1,000,000  Jamestown, New York,
              City School District, FGIC,
              4.00%, 06/15/2003 ......................                 1,019,030
   2,525,000  New York State Dormitory
              Authority Lease Revenue,
              State University Dormitory
              Facilities Series A, AMBAC,
              6.00%, 07/01/2003 ......................                 2,633,146
   2,480,000  New York State Dormitory
              Authority Revenue, New York
              University Series A, AMBAC,
              6.00%, 07/01/2003 ......................                 2,556,036
   1,340,000  New York State Dormitory
              Authority Revenue, City
              University Series D, FGIC,
              8.75%, 07/01/2003 ......................                 1,441,733
   1,530,000  Suffolk County, New York
              Public Improvement Series B,
              FGIC, 5.00%, 10/01/2003 ................                 1,588,966


--------------------------------------------------------------------------------
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

                                                    ----------------------------
                                                    NEW YORK MUNICIPAL PORTFOLIO
                                                    PORTFOLIO OF INVESTMENTS
                                                    ----------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  7,610,000  Rochester, New York, MBIA,
              5.125%, 10/01/2003 .....................              $  7,911,509
   3,000,000  Brookhaven, New York Public
              Improvement, FGIC,
              4.75%, 11/01/2003 ......................                 3,110,340
   1,660,000  Buffalo, New York Series C,
              FGIC, 4.00%, 12/01/2003 ................                 1,701,317
   5,980,000  Nassau County, New York Series C,
              FSA, 5.125%, 01/01/2004 ................                 6,200,303
     360,000  Niagara Frontier Authority,
              New York Airport Revenue,
              Greater Buffalo International
              Airport, AMBAC, AMT,
              5.75%, 04/01/2004 ......................                   360,000
   5,535,000  New York State Thruway
              Authority, Highway & Bridge
              Trust Fund Series A, AMBAC,
              6.25%, 04/01/2004 ......................                 5,890,679
   7,070,000  New York State Dormitory
              Authority Revenue, City
              University Series A, AMBAC,
              5.25%, 07/01/2004 ......................                 7,426,611
   1,000,000  Port Authority of New York &
              New Jersey, Consolidated 122nd
              Series, FSA, 5.25%, 07/15/2004 .........                 1,044,740
   3,140,000  New York City Series E, FGIC,
              6.00%, 08/01/2004 ......................                 3,354,493
   6,715,000  Long Island Power Authority,
              New York Electric System
              Revenue Series A, AMBAC,
              5.25%, 12/01/2004 ......................                 7,114,274
   5,000,000  New York State Urban
              Development Corp.,
              Correctional Facilities Series A,
              AMBAC, 5.31%, 01/01/2005 ...............                 5,252,000
   1,000,000  Nassau County, New York Series A,
              FGIC, 6.50%, 05/01/2005 ................                 1,089,220
   1,560,000  MTA, New York Transit
              Facilities Revenue Series M,
              AMBAC, 5.20%, 07/01/2005 ...............                 1,648,936
   7,445,000  New York State Dormitory
              Authority Revenue, City
              University Series A, AMBAC,
              5.25%, 07/01/2005 ......................                 7,873,683
   1,000,000  New York State Dormitory
              Authority Revenue, City
              University Series C, AMBAC,
              6.25%, 07/01/2005 ......................                 1,088,070
   8,955,000  Port Authority of New York &
              New Jersey, Consolidated 122nd
              Series, FSA, 5.25%, 07/15/2005 .........                 9,391,198


--------------------------------------------------------------------------------
                                 ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 77

----------------------------
NEW YORK MUNICIPAL PORTFOLIO
    PORTFOLIO OF INVESTMENTS
----------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  4,970,000  New York State Dormitory
              Authority Revenue, Refunding
              Secured Hospital, Brookdale
              Hospital Series J, FSA Credit,
              5.125%, 02/15/2006 .....................              $  5,209,952
   1,200,000  Suffolk County, New York
              Public Improvement Series A,
              MBIA, 4.00%, 04/01/2006 ................                 1,216,812
   1,640,000  Metropolitan Transportation
              Authority, New York
              Transportation Facilities
              Revenue Series K, MBIA-IBC,
              6.30%, 07/01/2006 ......................                 1,810,019
   1,350,000  Suffolk County, New York
              Public Improvement Series C, MBIA,
              4.50%, 07/15/2006 (Note C, p. 95) ......                 1,396,683
   3,615,000  New York State Project Finance
              Agency, HUD Section 236-Series A,
              FSA, 4.95%, 11/01/2006 .................                 3,724,679
   2,025,000  New York State Urban
              Development Corp.,
              Correctional Facilities Series A,
              AMBAC, 5.00%, 01/01/2007 ...............                 2,112,480
   2,000,000  Suffolk County, New York,
              Southwest Sewer District,
              MBIA, 6.00%, 02/01/2007 ................                 2,174,820
   1,965,000  Longwood Central School
              District Suffolk County, FGIC,
              4.50%, 03/15/2007 ......................                 2,018,468
   2,000,000  New York State Dormitory
              Authority, State University
              Series B, FGIC,
              5.375%, 05/15/2007 .....................                 2,126,960
   4,000,000  Westchester County, New York
              Industrial Development Agency,
              Resource Recovery Revenue
              Series A, AMBAC,
              5.60%, 07/01/2007 ......................                 4,227,240
   1,000,000  MTA, New York Commuter
              Facilities Series A, MBIA,
              6.00%, 07/01/2007 ......................                 1,095,680
   2,400,000  MTA, New York Transit
              Facilities Series K, MBIA,
              6.30%, 07/01/2007 ......................                 2,663,424
   2,305,000  Suffolk County, New York
              Public Improvement Series C, MBIA,
              5.00%, 07/15/2007 (Note C, p. 95) ......                 2,420,388
   1,560,000  New York City Transportation
              Authority, Certificates of
              Participation Series A, AMBAC,
              5.50%, 01/01/2008 ......................                 1,664,910


--------------------------------------------------------------------------------
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

                                                    ----------------------------
                                                    NEW YORK MUNICIPAL PORTFOLIO
                                                    PORTFOLIO OF INVESTMENTS
                                                    ----------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  1,265,000  New York State Urban
              Development Corp.,
              Correctional Facilities Series A,
              MBAC, 5.50%, 01/01/2008 ................              $  1,352,070
   1,345,000  Babylon, New York Series A,
              AMBAC, 9.20%, 01/15/2008 ...............                 1,694,068
   3,480,000  New York State Dormitory
              Authority, Insured Mortgage
              Hospital, Sound Shore Medical
              Center, FHA, MBIA,
              4.35%, 02/01/2008 ......................                 3,555,307
   2,060,000  Longwood Central School
              District Suffolk County, FGIC,
              4.50%, 03/15/2008 ......................                 2,112,921
   2,750,000  New York State Thruway
              Authority, Highway & Bridge
              Trust Fund, Series A, FSA,
              5.25%, 04/01/2008 ......................                 2,910,573
   1,000,000  Suffolk County, New York,
              Waterworks Authority, MBIA,
              5.10%, 06/01/2008 ......................                 1,051,680
   1,485,000  New York State Dormitory
              Authority, New York University
              Series B, MBIA,
              5.00%, 07/01/2008 ......................                 1,532,134
   1,910,000  MTA, New York Transit
              Facilities Service Contract
              Series O, AMBAC,
              5.75%, 07/01/2008 ......................                 2,080,849
   4,575,000  New York State Series B,
              AMBAC, 5.625%, 08/15/2008 ..............                 4,878,414
   4,550,000  Long Island Power Authority,
              New York Electric System Revenue
              Series 8, Subseries 8B-RMK, AMBAC,
              5.25%, 04/01/2009 (Note C, p. 95) ......                 4,791,878
   1,000,000  New York State Thruway
              Authority, Highway & Bridge
              Trust Fund Series A, MBIA,
              5.25%, 04/01/2009 ......................                 1,042,750
   1,065,000  New York State Dormitory
              Authority Revenue, State
              University Educational
              Facilities Series A, MBIA,
              5.50%, 05/15/2009 ......................                 1,141,915
   4,055,000  New York State Dormitory
              Authority, State University
              Series A, FGIC,
              5.50%, 05/15/2009 ......................                 4,347,852
   1,175,000  New York City Municipal Water
              Finance Authority Series A,
              MBIA, 5.75%, 06/15/2009 ................                 1,254,501


--------------------------------------------------------------------------------
                                 ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 79

----------------------------
NEW YORK MUNICIPAL PORTFOLIO
    PORTFOLIO OF INVESTMENTS
----------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------
$  3,630,000  New York State Dormitory
              Authority, City University
              Series A, AMBAC,
              5.75%, 07/01/2009 ......................              $  3,928,422
   2,000,000  New York State Dormitory
              Authority, City University
              Series A, FSA,
              5.75%, 07/01/2009 ......................                 2,176,520
   1,495,000  MTA, New York Commuter
              Facilities Series A, MBIA,
              6.10%, 07/01/2009 ......................                 1,662,829
   1,550,000  Babylon, New York Waste
              Facilities, FGIC,
              9.00%, 08/01/2009 ......................                 1,999,082
   1,090,000  Nassau County, New York Series G,
              MBIA, 5.40%, 01/15/2010 ................                 1,154,474
   1,120,000  Nassau County, New York
              Combined Sewer Districts
              Series A, AMBAC,
              5.50%, 07/01/2010 ......................                 1,197,146
   4,085,000  Long Island Power Authority,
              New York Electric System
              Revenue, MBIA,
              5.125%, 04/01/2011 .....................                 4,249,135
   3,415,000  New York State Dormitory
              Authority, New York University
              Series A, MBIA,
              5.00%, 07/01/2011 ......................                 3,462,673
   1,085,000  New York State Dormitory
              Authority, New York Medical
              College, MBIA,
              5.25%, 07/01/2011 ......................                 1,131,590
   1,000,000  Nassau County, New York Series A,
              AMBAC, 6.00%, 07/01/2011 ...............                 1,107,550
   1,000,000  New York State Dormitory
              Authority Revenue, Mental
              Health Services Facilities Series D,
              FSA, 5.75%, 08/15/2011 .................                 1,084,110
   2,725,000  New York City Educational
              Construction Fund, MBIA,
              5.50%, 10/01/2011 ......................                 2,867,790
   1,000,000  New York State Dormitory
              Authority Revenue, Mental Health
              Services Facilities Series D, FSA,
              5.75%, 02/15/2012 ......................                 1,076,180
   1,630,000  Islip, New York Resource
              Recovery Agency Revenue Series B,
              AMBAC, AMT, 6.125%, 07/01/2012 .........                 1,739,911


--------------------------------------------------------------------------------
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

                                                    ----------------------------
                                                    NEW YORK MUNICIPAL PORTFOLIO
                                                    PORTFOLIO OF INVESTMENTS
                                                    ----------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  1,540,000  New York State Dormitory
              Authority, New York University
              Series A, MBIA,
              5.75%, 07/01/2012 ......................              $  1,692,506
   1,000,000  Nassau County, New York Series A,
              FGIC, 6.00%, 07/01/2012 ................                 1,109,810
   1,100,000  Albany County, New York, FGIC,
              5.00%, 10/01/2012 ......................                 1,141,866
   1,850,000  New York State Dormitory
              Authority, Municipal Health
              Facilities Series 1, FSA,
              5.125%, 01/15/2013 .....................                 1,899,210
   1,110,000  New York State Dormitory
              Authority, Mental Health
              Services Facilities Series D,
              MBIA, 5.25%, 02/15/2013 ................                 1,153,934
   2,305,000  New York State Dormitory
              Authority Revenue, Mental
              Health Services Facilities
              Series D, FSA,
              5.875%, 02/15/2013 .....................                 2,527,179
   1,000,000  New York City Municipal Water
              Finance Authority Series A,
              AMBAC, 5.875%, 06/15/2013 ..............                 1,110,550
   1,135,000  New York State Dormitory
              Authority, City University
              System Series 1, FSA,
              5.75%, 07/01/2013 ......................                 1,229,285
   1,000,000  Nassau County, New York Series A,
              FGIC, 6.00%, 07/01/2013 ................                 1,107,840
   1,140,000  New York State Dormitory
              Authority, Brookdale Hospital,
              Secured Hospital Program,
              MBIA, 5.20%, 02/15/2014 ................                 1,165,023
   1,000,000  New York State Urban
              Development Corp., Community
              Enhancement Facilities, AMBAC,
              5.125%, 04/01/2014 .....................                 1,024,250
   1,095,000  Clifton Park, New York Water
              Authority, FGIC,
              5.00%, 10/01/2014 ......................                 1,103,366
   3,930,000  New York State Dormitory
              Authority, Secured Hospital
              Program Series E, MBIA,
              5.20%, 02/15/2015 ......................                 3,990,561
   1,355,000  New York State Local
              Government Assistance Corp.,
              Series A, FGIC,
              5.00%, 04/01/2015 ......................                 1,365,257


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                                 ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 81
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----------------------------
NEW YORK MUNICIPAL PORTFOLIO
    PORTFOLIO OF INVESTMENTS
----------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  7,860,000  MTA, New York Dedicated Tax
              Fund Series A, FSA,
              5.25%, 04/01/2015 ......................              $  8,098,551
   1,355,000  Port Authority of New York &
              New Jersey, Consolidated 117th
              Series, FGIC, AMT,
              5.125%, 11/15/2015 .....................                 1,354,268
   2,220,000  Long Island Power Authority,
              New York Electric System
              Revenue Series A, FSA,
              5.00%, 12/01/2015 ......................                 2,240,579
   2,330,000  New York State Urban
              Development Corp.,
              Correctional Facilities Series B,
              AMBAC, 5.25%, 01/01/2016 ...............                 2,373,967
   5,820,000  New York State Dormitory
              Authority Revenue, Wyckoff
              Heights Series H, MBIA,
              5.20%, 02/15/2016 ......................                 5,871,973
   1,000,000  New York State Dormitory
              Authority, North General
              Hospital, Secured Hospital
              Program Series G, MBIA,
              5.20%, 02/15/2016 ......................                 1,008,930
   5,905,000  New York State Dormitory
              Authority, State University
              Educational Facilities Series
              1989 Resources, MBIA,
              6.00%, 05/15/2016 ......................                 6,474,951
   2,240,000  New York City Series B, FSA,
              5.25%, 08/01/2016 ......................                 2,269,725
   2,610,000  Nassau County, New York
              Interim Finance Authority,
              Sales Tax Secured Series A-1,
              AMBAC, 5.375%, 11/15/2016 ..............                 2,722,334
   1,000,000  Nassau County, New York
              Interim Finance Authority,
              Sales Tax Secured Series A-1,
              AMBAC, 5.375%, 11/15/2016 ..............                 1,033,700
   1,310,000  New York State Thruway
              Authority, Highway & Bridge
              Trust Fund Series B, FSA,
              5.00%, 04/01/2017 ......................                 1,301,799
   1,530,000  New York State Dormitory
              Authority Lease Revenue, State
              University, FGIC, 5.50%, 07/01/2017 ....                 1,590,542
   1,985,000  New York State Dormitory
              Authority, State University
              Series A, MBIA,
              6.00%, 07/01/2017 ......................                 2,210,595


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

                                                    ----------------------------
                                                    NEW YORK MUNICIPAL PORTFOLIO
                                                    PORTFOLIO OF INVESTMENTS
                                                    ----------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  2,045,000  New York State Series D,
              AMBAC, 5.00%, 07/15/2017 ...............              $  2,029,744
   4,860,000  New York State Dormitory
              Authority, Mental Health
              Services Series D, MBIA,
              5.00%, 08/15/2017 ......................                 4,777,866
   8,165,000  Triborough Bridge & Tunnel
              Authority, New York Special
              Obligation Series A, MBIA,
              5.125%, 01/01/2018 .....................                 8,235,954
   1,120,000  New York State Thruway
              Authority, Highway & Board
              Series A, FGIC,
              5.00%, 04/01/2018 ......................                 1,112,687
   3,500,000  New York State Thruway
              Authority, Highway & Bridge
              Trust Fund, Series A, FSA,
              5.25%, 04/01/2018 ......................                 3,543,435
   1,000,000  MTA, New York Transit
              Facilities Revenue Series B-1,
              AMBAC, 5.00%, 07/01/2018 ...............                   993,330
   1,000,000  New York State Dormitory
              Authority Revenue, Winthrop
              University Hospital Associates
              Series A, AMBAC,
              5.25%, 07/01/2018 ......................                 1,008,590
   1,000,000  New York State Dormitory
              Authority, New York University
              Series A, MBIA,
              6.00%, 07/01/2018 ......................                 1,117,360
   2,720,000  New York State Housing Finance
              Agency Service Contract
              Obligation Revenue Series C,
              MBIA-IBC, 5.50%, 09/15/2018 ............                 2,783,158
   1,780,000  New York State Dormitory
              Authority Revenue, Mental
              Health Services Series C, MBIA,
              5.25%, 02/15/2019 ......................                 1,785,571
   1,325,000  New York State Dormitory
              Authority Revenue, South
              Nassau Community Hospital
              Series B, AMBAC,
              5.25%, 07/01/2019 ......................                 1,330,101
   3,520,000  New York State Dormitory
              Authority, New York University
              Series A, MBIA,
              6.00%, 07/01/2019 ......................                 3,931,946
   9,885,000  Metropolitan Transportation
              Authority, New York Dedicated
              Tax Fund Series A, FGIC,
              5.25%, 11/15/2019 ......................                 9,981,082


--------------------------------------------------------------------------------
                                 ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 83

----------------------------
NEW YORK MUNICIPAL PORTFOLIO
    PORTFOLIO OF INVESTMENTS
----------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  1,260,000  MTA, New York Commuter, AMBAC,
              Facilities Series B,
              5.00%, 07/01/2020 ......................              $  1,231,889
   1,000,000  New York State Dormitory
              Authority, Lease Revenue,
              State University, FGIC,
              5.50%, 07/01/2020 ......................                 1,025,400
   1,370,000  New York State Local
              Government Assistance Corp.
              Series B, MBIA,
              5.00%, 04/01/2021 ......................                 1,329,133
   1,220,000  New York City Series D, MBIA,
              5.25%, 08/01/2021 ......................                 1,212,582
   1,000,000  New York City Municipal Water
              Finance Authority Series A,
              AMBAC, 5.125%, 06/15/2022 ..............                   982,030
   2,500,000  Long Island Power Authority,
              New York Electric System
              Revenue Series A, FSA,
              5.125%, 12/01/2022 .....................                 2,454,525
   1,240,000  New York City Series J, MBIA,
              5.00%, 08/01/2023 ......................                 1,186,618
   5,300,000  Long Island Power Authority,
              New York Electric System
              Revenue Series A, MBIA-IBC,
              5.50%, 12/01/2023 ......................                 5,390,153
                                                                    ------------
              Total Insured (Cost $302,699,999) ......               311,023,236
                                                                    ------------
              Tax Supported - 21.74%
              Local General Obligations - 4.25%
     615,000  New York City Series C,
              6.30%, 08/01/2002 ......................                   623,610
   5,025,000  New York City Series B,
              5.70%, 08/15/2002 ......................                 5,092,787
   1,180,000  New York City Series D,
              5.40%, 02/15/2003 ......................                 1,210,562
   1,015,000  New York City Series B,
              6.75%, 08/15/2003 ......................                 1,069,191
   4,315,000  New York City Series B,
              7.50%, 02/01/2004 ......................                 4,416,618
   2,400,000  New York City Series E,
              6.60%, 08/01/2004 ......................                 2,582,064
     455,000  New York City Series B,
              6.00%, 08/15/2004 ......................                   483,902
   1,000,000  Westchester County, New York,
              7.10%, 12/01/2004 ......................                 1,109,750
   1,000,000  New York City Series C,
              5.60%, 02/01/2005 ......................                 1,050,790
   1,310,000  New York City Series G,
              5.75%, 02/01/2006 ......................                 1,388,626


--------------------------------------------------------------------------------
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

                                                    ----------------------------
                                                    NEW YORK MUNICIPAL PORTFOLIO
                                                    PORTFOLIO OF INVESTMENTS
                                                    ----------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  1,000,000  New York City Series I,
              6.25%, 04/15/2006 ......................              $  1,081,480
   1,300,000  Westchester County, New York
              Series A, 6.75%, 02/01/2007 ............                 1,462,123
     500,000  New York City Series F,
              5.50%, 08/01/2007 ......................                   526,320
   4,455,000  New York City Series B,
              6.30%, 08/15/2008 ......................                 4,793,045
   2,600,000  Onondaga County, New York,
              5.70%, 04/01/2009 ......................                 2,814,604
   2,600,000  Onondaga County, New York,
              5.70%, 04/01/2011 ......................                 2,836,730
   3,250,000  New York City Series F,
              5.25%, 08/01/2016 ......................                 3,227,153
                                                                    ------------

              Total Local General Obligations
              (Cost $34,265,769) .....................                35,769,355
                                                                    ------------
              Tax Lease - 8.50%
   2,615,000  New York State Dormitory
              Authority, Community
              Enhancement Facilities Series B,
              4.50%, 04/01/2002 ......................                 2,615,000
   2,700,000  New York State Urban
              Development Corp., Community
              Enhancement Facilities Series A,
              4.50%, 04/01/2002 ......................                 2,700,000
   2,345,000  New York State Dormitory
              Authority Revenue, Service
              Contract Series C,
              5.15%, 04/01/2002 ......................                 2,345,000
   3,900,000  New York State Dormitory
              Authority, City University
              System Consolidated Series 1,
              5.00%, 07/01/2002 ......................                 3,931,239
   1,000,000  New York State Medical Care
              Facilities Finance Agency,
              Mental Health Services Series F,
              6.00%, 02/15/2003 ......................                 1,031,540
     720,000  New York State Medical Care
              Facilities Finance Authority,
              Mental Health Services Series F,
              6.20%, 02/15/2003 ......................                   743,616
   3,075,000  New York State Dormitory
              Authority Revenue, Community
              Enhancement Facilities Series A,
              4.50%, 04/01/2003 ......................                 3,143,880
   1,335,000  New York State Dormitory
              Authority Revenue, State
              Service Contract Series C,
              5.25%, 04/01/2003 ......................                 1,374,169


--------------------------------------------------------------------------------
                                 ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 85

----------------------------
NEW YORK MUNICIPAL PORTFOLIO
    PORTFOLIO OF INVESTMENTS
----------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  2,000,000  New York State Thruway
              Authority, Service Contract,
              6.20%, 04/01/2003 ......................              $  2,025,000
   1,050,000  New York State Dormitory
              Authority Revenue, Refunding
              Secured Hospital North General
              Hospital Series G,
              5.50%, 02/15/2004 ......................                 1,098,437
   1,050,000  New York State Certificates
              of Participation, General
              Services Executive Department,
              4.00%, 03/01/2004 ......................                 1,068,554
   1,110,000  New York State Dormitory
              Authority Revenue, Service
              Contract Series A,
              4.50%, 04/01/2004 ......................                 1,142,212
     585,000  Puerto Rico Commonwealth Urban
              Renewal & Housing Corp.,
              7.875%, 10/01/2004 .....................                   588,633
   2,000,000  New York State Urban
              Development Corp.,
              Correctional Facilities Series 5,
              6.00%, 01/01/2005 ......................                 2,131,780
   1,165,000  MTA, New York Transit
              Facilities Service Contract,
              5.30%, 07/01/2005 ......................                 1,230,193
   1,020,000  New York State Dormitory
              Authority, City University
              Series A, 5.70%, 07/01/2005 ............                 1,089,493
   1,780,000  New York State Dormitory
              Authority, City University
              Series D, 5.70%, 07/01/2005 ............                 1,901,271
   1,000,000  New York State Urban
              Development Corp.,
              Correctional Facilities Series 4,
              5.25%, 01/01/2006 ......................                 1,043,270
   1,645,000  MTA, New York Transit
              Facilities Service Contract,
              5.40%, 07/01/2006 ......................                 1,748,503
   1,250,000  MTA, New York Transit
              Facilities Service Contract,
              5.45%, 07/01/2007 ......................                 1,327,000
   3,510,000  New York State Dormitory
              Authority, City University
              Series 2, 5.75%, 07/01/2007 ............                 3,775,426
   2,980,000  New York State Dormitory
              Authority Revenue, Mental
              Health Services Facilities
              Improvement Series B,
              6.50%, 02/15/2008 ......................                 3,316,661


--------------------------------------------------------------------------------
86 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                    ----------------------------
                                                    NEW YORK MUNICIPAL PORTFOLIO
                                                    PORTFOLIO OF INVESTMENTS
                                                    ----------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  1,905,000  New York State Thruway
              Authority, Service Contract,
              5.125%, 04/01/2008 .....................              $  1,962,321
   1,505,000  New York State Dormitory
              Authority, Mental Health Services,
              5.70%, 02/15/2009 ......................                 1,612,773
   1,505,000  New York State Dormitory
              Authority Revenue, Mental
              Health Services Facilities
              Improvement Series B,
              6.50%, 02/15/2009 ......................                 1,688,565
   2,215,000  New York State Urban
              Development Corp.,
              Correctional Facilities Series A,
              5.70%, 04/01/2009 ......................                 2,383,982
   1,125,000  New York State Dormitory
              Authority, City University
              Series A, 5.75%, 07/01/2009 ............                 1,215,450
   1,490,000  Triborough Bridge & Tunnel
              Authority, New York Convention
              Center Series E,
              6.00%, 01/01/2011 ......................                 1,644,319
   1,000,000  New York State Dormitory
              Authority, Westchester County
              Court Facilities, AMBAC Surety,
              5.125%, 08/01/2012 .....................                 1,034,780
   1,115,000  New York State Dormitory
              Authority Lease Revenue, Court
              Facilities Westchester County,
              AMBAC, Surety 5.25%, 08/01/2013 ........                 1,155,441
   5,715,000  Yonkers, New York Industrial
              Development Agency Civic
              Facilities Revenue, Community
              Development Properties Series A,
              6.25%, 02/01/2016 ......................                 5,843,588
   3,060,000  New York State Dormitory
              Authority Revenue, City
              University Systems
              Consolidated 4th General
              Series A, 5.50%, 07/01/2017 ............                 3,149,077
   2,090,000  New York State Dormitory
              Authority, Westchester County
              Court Facilities, AMBAC Surety,
              5.25%, 08/01/2017 ......................                 2,115,247
   3,050,000  New York State Dormitory
              Authority Revenue, City
              University Systems
              Consolidated 4th General
              Series A, 5.50%, 07/01/2018 ............                 3,118,473


--------------------------------------------------------------------------------
                                 ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 87

----------------------------
NEW YORK MUNICIPAL PORTFOLIO
    PORTFOLIO OF INVESTMENTS
----------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  3,120,000  New York State Dormitory
              Authority Revenue, City
              University Systems
              Consolidated 4th General
              Series A, 5.50%, 07/01/2019 ............              $  3,180,840
                                                                    ------------
              Total Tax Lease (Cost $68,997,268) .....                71,475,733
                                                                    ------------
              Special Tax - 8.99%
   1,235,000  MAC New York Series I,
              5.25%, 07/01/2002 ......................                 1,245,695
   1,110,000  MAC New York Series J,
              5.75%, 07/01/2003 ......................                 1,154,855
   7,025,000  New York City Transitional
              Finance Authority Revenue,
              Future Tax Secured Series C,
              5.00%, 02/01/2004 ......................                 7,282,958
   7,925,000  MAC New York Series E,
              6.00%, 07/01/2004 ......................                 8,456,450
  10,530,000  MAC New York Series J,
              6.00%, 07/01/2004 ......................                11,236,142
   9,855,000  MAC New York Series E,
              6.00%, 07/01/2005 ......................                10,654,142
   3,035,000  New York State Local
              Government Assistance Corp.,
              Series A, 6.00%, 04/01/2008 ............                 3,316,375
   4,185,000  New York City Transitional
              Finance Authority Series C,
              5.25%, 05/01/2012 ......................                 4,350,349
   1,740,000  New York State Local
              Government Assistance Corp.,
              Series D, 5.375%, 04/01/2014 ...........                 1,792,270
   1,865,000  New York City Transitional
              Finance Authority Series C,
              5.25%, 05/01/2014 ......................                 1,920,558
   1,890,000  New York City Transitional
              Finance Authority Series C,
              5.25%, 05/01/2015 ......................                 1,933,754
   1,185,000  New York City Transitional
              Finance Authority Series B,
              5.125%, 11/01/2015 .....................                 1,201,697
  10,915,000  New York City Transitional
              Finance Authority Series B,
              5.50%, 02/01/2017 ......................                11,325,295
   1,000,000  New York City Transitional
              Finance Authority Revenue
              Future Tax Secured Series A,
              5.25%, 05/01/2017 ......................                 1,010,020


--------------------------------------------------------------------------------
88 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                    ----------------------------
                                                    NEW YORK MUNICIPAL PORTFOLIO
                                                    PORTFOLIO OF INVESTMENTS
                                                    ----------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  3,200,000  New York City Transitional
              Finance Authority Revenue,
              Future Tax Secured Series A,
              5.375%, 02/15/2018 .....................              $  3,262,368
   1,810,000  Beacon Tradeport Community
              Development District, Florida
              Special Assessment Industrial
              Project Series B,
              7.125%, 05/01/2022 .....................                 1,802,199
   3,910,000  New York City Transitional
              Finance Authority Series C,
              5.00%, 05/01/2026 ......................                 3,705,546
                                                                    ------------
              Total Special Tax (Cost $73,651,962) ...                75,650,673
                                                                    ------------
              Total Tax Supported (Cost $176,914,999)                182,895,761
                                                                    ------------
              Revenue - 18.25%
              Airport Revenue - 0.49%
   1,300,000  Denver City & County, Colorado
              Airport Revenue Series B,
              7.25%, 11/15/2005 ......................                 1,351,259
   1,495,000  New York City Industrial
              Development Agency, Special
              Facilities Revenue, Terminal
              One Group Association Limited
              Partnership Project, AMT,
              6.00%, 01/01/2007 ......................                 1,545,860
   1,000,000  Denver City & County, Colorado
              Airport Revenue Series D, AMT,
              7.75%, 11/15/2013 ......................                 1,192,130
                                                                    ------------
              Total Airport Revenue (Cost $3,823,396)                  4,089,249
                                                                    ------------
              Electric Revenue - 1.50%
   4,560,000  Long Island Power Authority,
              New York Electric System Revenue,
              5.00%, 04/01/2002 ......................                 4,560,000
   3,375,000  Long Island Power Authority,
              New York Electric System Revenue,
              5.00%, 04/01/2003 ......................                 3,456,675
   2,680,000  New York State Power Authority
              Revenue & General Purpose
              Consented, 2.90%, 03/01/2016 ...........                 2,701,842
   1,875,000  New York State Power
              Authority, Revenue & General
              Purpose, 2.90%, 03/01/2020 .............                 1,887,675
                                                                    ------------
              Total Electric Revenue (Cost $12,560,694)               12,606,192
                                                                    ------------


--------------------------------------------------------------------------------
                                 ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 89

----------------------------
NEW YORK MUNICIPAL PORTFOLIO
    PORTFOLIO OF INVESTMENTS
----------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

              Health Care Revenue - 0.40%
$  1,000,000  Nassau County, New York
              Industrial Development Agency
              Civic Facility Revenue,
              Refunding North Shore Health
              Systems Projects, Series C,
              5.625%, 11/01/2010 .....................              $    980,330
     965,000  New York State Medical Care
              Facilities Finance Agency,
              Hospital & Nursing Home
              Insured Mortgage Series A,
              FHA, 6.125%, 02/15/2014 ................                 1,012,970
   1,305,000  New York State Dormitory
              Authority, Lenox Hill Hospital
              Obligation Group,
              5.75%, 07/01/2017 ......................                 1,338,395
                                                                    ------------
              Total Health Care Revenue
              (Cost $3,297,425) ......................                 3,331,695
                                                                    ------------
              Higher Education Revenue - 0.90%
   1,000,000  New York State Dormitory
              Authority, Columbia University,
              5.625%, 07/01/2006 .....................                 1,080,210
   1,290,000  New York State Dormitory
              Authority, Columbia University,
              5.75%, 07/01/2007 ......................                 1,402,759
   2,120,000  New York City Industrial
              Development Agency, Civic
              Facilities Revenue,
              Polytechnic University Project,
              5.75%, 11/01/2011 ......................                 2,244,720
   1,655,000  New York City Industrial
              Development Agency, Civic
              Facilities Revenue,
              Polytechnic University Project,
              5.75%, 11/01/2012 ......................                 1,751,486
   1,045,000  New York City Industrial
              Development Agency, Civic
              Facilities Revenue,
              Polytechnic University Project,
              6.00%, 11/01/2020 ......................                 1,071,261
                                                                    ------------
              Total Higher Education Revenue
              (Cost $7,148,657) ......................                 7,550,436
                                                                    ------------
              Tobacco Revenue - 1.99%
   1,000,000  Nassau County, New York
              Tobacco Settlement Corp.,
              Asset-Backed Series A,
              5.20%, 07/15/2010 ......................                 1,026,300


--------------------------------------------------------------------------------
90 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                    ----------------------------
                                                    NEW YORK MUNICIPAL PORTFOLIO
                                                    PORTFOLIO OF INVESTMENTS
                                                    ----------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  3,700,000  TSASC, Inc., New York Series 1,
              Tobacco Flexible Amortization
              Bonds, 5.40%, 07/15/2012 ...............               $ 3,776,294
   1,135,000  Erie County, New York, Tobacco
              Asset, Senior Class A,
              5.75%, 07/15/2014 ......................                 1,167,779
   1,960,000  Erie County, New York, Tobacco
              Asset, Senior Class A,
              6.00%, 07/15/2020 ......................                 2,031,755
   2,355,000  TSASC, Inc., New York
              Series 1, Tobacco Flexible
              Amortization Bonds,
              5.80%, 06/01/2023 ......................                 2,439,403
   1,000,000  Rensselaer Tobacco Asset
              Securitization Corp., New York
              Tobacco Settlement Revenue,
              Asset-Backed Series A,
              5.20%, 06/01/2025 ......................                   991,950
   5,025,000  Monroe Tobacco Asset
              Securitization Corp., New York
              Tobacco Settlement Revenue,
              Asset-Backed,
              6.15%, 06/01/2025 ......................                 5,323,887
                                                                    ------------
              Total Tobacco Revenue
              (Cost $16,189,114) .....................                16,757,368
                                                                    ------------
              Toll Revenue - 2.81%
     725,000  Triborough Bridge & Tunnel
              Authority, New York Toll
              Revenue Series Y,
              5.80%, 01/01/2006 ......................                   778,520
   2,370,000  Triborough Bridge & Tunnel
              Authority, New York Toll
              Revenue Series A,
              5.00%, 01/01/2012 ......................                 2,414,935
   4,450,000  New York State Bridge
              Authority Revenue,
              5.00%, 01/01/2017 ......................                 4,473,541
   5,025,000  Triborough Bridge & Tunnel
              Authority, New York Toll
              Revenue Series A,
              5.25%, 01/01/2017 ......................                 5,097,310
   9,370,000  Triborough Bridge & Tunnel
              Authority, New York Toll
              Revenue Series Y,
              5.50%, 01/01/2017 ......................                 9,944,474


--------------------------------------------------------------------------------
                                 ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 91

----------------------------
NEW YORK MUNICIPAL PORTFOLIO
    PORTFOLIO OF INVESTMENTS
----------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  1,000,000  Triborough Bridge & Tunnel
              Authority, New York Toll Revenue
              Series A, 5.00%, 01/01/2020 ............              $    973,540
                                                                    ------------
              Total Toll Revenue (Cost $23,663,998) ..                23,682,320
                                                                    ------------
              Water/Sewer Revenue - 6.12%
   2,510,000  New York State Environmental
              Facilities Corp., Pooled Loan,
              Pollution Control Revenue,
              State Revolving Fund Series 92-B,
              6.25%, 09/15/2005 ......................                 2,601,439
   2,510,000  New York State Environmental
              Facilities Corp., Pooled Loan,
              Pollution Control Revenue,
              State Revolving Fund Series 92-B,
              6.35%, 09/15/2006 ......................                 2,602,544
   1,000,000  Ulster County Resource
              Recovery Agency, New York
              Solid Waste System,
              5.90%, 03/01/2007 ......................                 1,033,610
   1,000,000  New York State Environmental
              Facilities Corp., Pollution
              Control Revenue, State
              Revolving Fund, New York City
              Municipal Water Finance
              Authority Series 94-A,
              5.75%, 06/15/2007 ......................                 1,068,360
   1,885,000  New York State Environmental
              Facilities Corp., Pollution
              Control Revenue, State
              Revolving Fund, New York City
              Municipal Water Finance
              Authority Series 97-D,
              6.00%, 06/15/2007 ......................                 2,065,847
   2,975,000  New York State Environmental
              Facilities Corp., Pooled Loan,
              Pollution Control Revenue,
              State Revolving Fund Series 95-A,
              5.20%, 05/15/2008 ......................                 3,123,036
   3,085,000  New York State Environmental
              Facilities Corp., Pooled Loan,
              Pollution Control Revenue,
              State Revolving Fund Series 95-A,
              5.30%, 05/15/2009 ......................                 3,233,512
   1,485,000  New York City Municipal Water
              Finance Authority Series A,
              6.00%, 06/15/2009 ......................                 1,635,921


--------------------------------------------------------------------------------
92 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                    ----------------------------
                                                    NEW YORK MUNICIPAL PORTFOLIO
                                                    PORTFOLIO OF INVESTMENTS
                                                    ----------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$    780,000  New York State Environmental
              Facilities Corp., Pooled Loan,
              Pollution Control Revenue,
              State Revolving Fund Series 95-A,
              5.40%, 05/15/2010 ......................              $    824,741
   1,395,000  New York City Municipal Water
              Finance Authority Series A,
              6.00%, 06/15/2010 ......................                 1,543,107
   3,865,000  New York State Environmental
              Facilities Corp., Pooled Loan,
              Pollution Control Revenue,
              State Revolving Fund Series 96-A,
              4.95%, 06/15/2010 ......................                 3,991,733
   3,800,000  New York State Environmental
              Facilities Corp., Pollution
              Control Revenue, State
              Revolving Fund, New York City
              Municipal Water Finance
              Authority Series 95-B,
              5.50%, 06/15/2010 ......................                 4,011,318
   4,680,000  New York State Environmental
              Facilities Corp., Pollution
              Control Revenue, State
              Revolving Fund, New York City
              Municipal Water Finance
              Authority Series 94-A,
              5.75%, 06/15/2011 ......................                 5,134,849
   1,000,000  New York State Environmental
              Facilities Corp., Pollution
              Control Revenue, State
              Revolving Fund, New York City
              Municipal Water Finance
              Authority Series 90-A,
              7.50%, 06/15/2012 ......................                 1,011,280
   1,015,000  New York State Environmental
              Facilities Corp., Pooled Loan,
              Pollution Control Revenue,
              State Revolving Fund Series 96-A,
              5.20%, 12/15/2015 ......................                 1,037,563
   2,320,000  New York City Municipal Water
              Finance Authority Water &
              Sewer Systems Revenue
              Refunding Series D,
              5.50%, 06/15/2017 ......................                 2,417,278
   1,200,000  New York State Environmental
              Facilities Corp., Clean Water
              & Drinking Revolving Funds,
              Municipal Water Finance Series 01-D,
              5.00%, 06/15/2018 ......................                 1,194,636


--------------------------------------------------------------------------------
                                 ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 93

----------------------------
NEW YORK MUNICIPAL PORTFOLIO
    PORTFOLIO OF INVESTMENTS
----------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  1,250,000  New York State Environmental
              Facilities Corp., Clean Water
              & Drinking Revolving Funds,
              Municipal Water Finance Series 01-D,
              5.00%, 06/15/2019 ......................              $  1,235,700
   5,025,000  New York City Municipal Water
              Finance Authority Water &
              Sewer Systems Revenue
              Refunding Series D,
              5.125%, 06/15/2019 .....................                 4,987,765
   1,440,000  New York State Environmental
              Facilities Corp., Pooled Loan,
              State Revolving Fund Series 98-D,
              5.15%, 10/15/2019 ......................                 1,446,883
   5,000,000  New York State Environmental
              Facilities Corp., Pooled Loan,
              Pollution Control Revenue,
              State Revolving Fund Series 00-B,
              5.875%, 07/15/2020 .....................                 5,321,200
                                                                    ------------
              Total Water/Sewer Revenue
              (Cost $49,592,972) .....................                51,522,322
                                                                    ------------
              Miscellaneous Revenue - 1.33%
   1,420,000  Virgin Islands Public Finance
              Authority Revenue Refunding
              Subordinated Lien-Fund Loan
              Notes Series D,
              5.50%, 10/01/2002 ......................                 1,437,225
   1,000,000  Port Authority of New York &
              New Jersey, Consolidated 124th
              Series, AMT, 4.00%, 08/01/2003 .........                 1,016,160
   3,495,000  Battery Park City Authority,
              New York Revenue Series A,
              6.00%, 11/01/2003 ......................                 3,660,278
   2,000,000  New York Convention Center
              Operating Corp., Certificates
              of Participation, Yale
              Building Acquisition Project,
              6.50%, 12/01/2004 ......................                 2,053,160
   1,000,000  United Nations Development
              Corp., New York Revenue,
              Senior Lien Series B,
              5.00%, 07/01/2006 ......................                 1,002,990
   1,000,000  Port Authority of New York &
              New Jersey, Consolidated
              91st Series, 5.125%, 11/15/2011 ........                 1,013,600


--------------------------------------------------------------------------------
94 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                    ----------------------------
                                                    NEW YORK MUNICIPAL PORTFOLIO
                                                    PORTFOLIO OF INVESTMENTS
                                                    ----------------------------

Principal                                                                 Market
Amount        Description                                                  Value
--------------------------------------------------------------------------------

$  1,000,000  Port Authority of New York &
              New Jersey, Consolidated 72nd
              Series, 7.35%, 10/01/2027 ..............              $  1,031,290
                                                                    ------------
              Total Miscellaneous Revenue
              (Cost $11,022,176) .....................                11,214,703
                                                                    ------------
              Industrial Development/Pollution Control
              Revenue - 2.71%
   4,750,000  Pope County, Arkansas Revenue,
              Energy Arkansas Inc. Project,
              5.05%, 09/01/2028 ......................                 4,761,590
   5,500,000  Matagorda County, Texas
              Navigation District No. 1
              Pollution Control Revenue,
              Refunding Central Power &
              Light Co. Series A,
              3.75%, 05/01/2030 ......................                 5,462,435
   4,900,000  Maricopa County, Arizona
              Industrial Development Authority,
              Solid Waste Disposal Revenue,
              Waste Management Inc. Project,
              4.80%, 12/01/2031 ......................                 4,898,334
   7,690,000  Brazos River Authority, Texas
              Pollution Control Revenue,
              Refunding TXU Electric Co.
              Project Series D,
              4.25%, 05/01/2033 ......................                 7,696,767
                                                                    ------------
              Total Industrial Development/Pollution Control
              Revenue (Cost $22,840,000) .............                22,819,126
                                                                    ------------
              Total Revenue (Cost $150,138,432) ......               153,573,411
                                                                    ------------
              Asset-Backed Securities - 1.46%
              Housing - 1.46%
  10,725,000  New York State Mortgage Agency
              Revenue, AMT Homeowner
              Mortgage Series 99,
              4.50%, 04/01/2023 ......................                10,677,917
   1,635,000  New York State Mortgage Agency
              Revenue, AMT Homeowner
              Mortgage Series 69,
              5.50%, 10/01/2028 ......................                 1,621,479
                                                                    ------------
              Total Housing (Cost $12,364,084) .......                12,299,396
                                                                    ------------
              Total Asset-Backed Securities
              (Cost $12,364,084) .....................                12,299,396
                                                                    ------------


--------------------------------------------------------------------------------
                                 ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 95

----------------------------
NEW YORK MUNICIPAL PORTFOLIO
    PORTFOLIO OF INVESTMENTS
----------------------------

                                                                          Market
              Description                                                  Value
--------------------------------------------------------------------------------

              Investment Summary
              Total Investments - 98.07%
              (Cost $805,085,163)
              (Note B, below)........................               $825,096,045
              Cash and Other Assets, Less
              Liabilities - 1.93%....................                 16,221,067
                                                                    ------------

              Net Assets - 100.00%...................               $841,317,112
                                                                    ============

(a)   Explanation of abbreviations:

      Insured-bond abbreviations:
      AMBAC  -AMBAC Indemnity Corporation
      FGIC   -Financial Guaranty Insurance Company
      FSA    -Financial Security Assurance, Inc.
      MBIA   -Municipal Bond Investors Assurance Corporation

      Other abbreviations:
      AMT    -Subject to Alternative Minimum Tax
      FHA    -Federal Housing Administration
      MTA    -Metropolitan Transportation Authority

(b) At March 31, 2002, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $22,227,542 and gross unrealized depreciation of investments was $2,216,660 resulting in net unrealized appreciation of $20,010,882.

(c)   When-issued security.

      See Notes to Financial Statements.


--------------------------------------------------------------------------------
96 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

STATEMENT OF ASSETS & LIABILITIES
March 31, 2002 (unaudited)

                                                     California           Diversified
                                                      Municipal            Municipal
                                                      Portfolio            Portfolio
                                                   ===============      ===============
Assets
Investments in securities at value--
   unaffiliated issuers ......................     $   557,881,042      $ 1,534,611,502
Cash in bank .................................               8,750               96,996
Receivables:
Interest .....................................           6,774,068           21,443,364
Investment securities sold ...................           1,439,927              825,000
Capital shares sold ..........................           3,244,879            7,631,521
                                                   ---------------      ---------------
Total assets .................................         569,348,666        1,564,608,383
                                                   ---------------      ---------------
Liabilities
Payables:
Dividends to shareholders ....................             577,625            1,808,048
Investment securities purchased ..............          22,625,729           16,409,375
Capital shares redeemed ......................                  -0-             304,974
Management fee (Note 2) ......................             188,524              508,156
Shareholder servicing and administration
   fee (Note 2) ..............................              86,229              240,946
Accrued expenses .............................              18,624               81,013
                                                   ---------------      ---------------
Total liabilities ............................          23,496,731           19,352,512
                                                   ---------------      ---------------
Net Assets ...................................     $   545,851,935      $ 1,545,255,871
                                                   ===============      ===============
Cost of investments--unaffiliated
   issuers (Note 1) ..........................     $   548,369,829      $ 1,497,294,715
                                                   ===============      ===============
Net Assets Consist Of:
Capital stock, at par ........................     $        38,960      $       111,696
Additional paid-in capital ...................         535,718,274        1,515,465,687
Undistributed net investment income/(excess
   distributions) ............................             (34,764)              24,852
Accumulated net realized gain (loss) on
   investments ...............................             618,252           (7,663,151)
Unrealized appreciation of investments .......           9,511,213           37,316,787
                                                   ---------------      ---------------
                                                   $   545,851,935      $ 1,545,255,871
                                                   ===============      ===============

See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                 ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 97

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

                                                     California           Diversified
                                                      Municipal            Municipal
                                                      Portfolio            Portfolio
                                                   ===============      ===============
Municipal Class Shares
Net Assets ...................................     $   534,213,342      $ 1,504,555,227
                                                   ===============      ===============
Shares of capital stock outstanding ..........          38,129,122          108,755,100
                                                   ===============      ===============
Alliance Intermediate Municipal
   Class A Shares
Net Assets ...................................     $     5,204,750      $    17,367,521
                                                   ===============      ===============
Shares of capital stock outstanding ..........             371,465            1,255,025
                                                   ===============      ===============
Alliance Intermediate Municipal
   Class B Shares
Net Assets ...................................     $     3,040,024      $    12,496,538
                                                   ===============      ===============
Shares of capital stock outstanding ..........             216,955              902,867
                                                   ===============      ===============
Alliance Intermediate Municipal
   Class C Shares
Net Assets ...................................     $     3,393,819      $    10,836,585
                                                   ===============      ===============
Shares of capital stock outstanding ..........             242,243              783,055
                                                   ===============      ===============
Calculation of Maximum Offering Price
Municipal Class Shares
Net asset value and offering price
   per share .................................             $ 14.01              $ 13.83
                                                           =======              =======
Alliance Intermediate Municipal
   Class A Shares
Net asset value and redemption price
   per share .................................             $ 14.01              $ 13.84
Sales charge--4.25% of public
   offering price ............................                0.62                 0.61
                                                           -------              -------
Maximum offering price .......................             $ 14.63              $ 14.45
                                                           =======              =======
Alliance Intermediate Municipal
   Class B Shares
Net asset value and offering price
   per share .................................             $ 14.01              $ 13.84
                                                           =======              =======
Alliance Intermediate Municipal
   Class C Shares
Net asset value and offering price
   per share .................................             $ 14.01              $ 13.84
                                                           =======              =======


See Notes to Financial Statements.


--------------------------------------------------------------------------------
98 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

                                                                   New York
                                                                   Municipal
                                                                   Portfolio
                                                                 =============
Assets
Investments in securities at value--unaffiliated issuers ...     $ 825,096,045
Cash in bank ...............................................           112,550
Receivables:
Interest ...................................................        11,147,953
Investment securities sold .................................        10,726,000
Capital shares sold ........................................         4,338,322
                                                                 -------------
Total assets ...............................................       851,420,870
                                                                 -------------
Liabilities
Payables:
Dividends to shareholders ..................................           952,999
Investment securities purchased ............................         8,673,601
Capital shares redeemed ....................................                -0-
Management fee (Note 2) ....................................           288,194
Shareholder servicing and administration fee (Note 2) ......           132,440
Accrued expenses ...........................................            56,524
                                                                 -------------
Total liabilities ..........................................        10,103,758
                                                                 -------------
Net Assets .................................................     $ 841,317,112
                                                                 =============
Cost of investments--unaffiliated issuers (Note 1) .........     $ 805,085,163
                                                                 =============
Net Assets Consist Of:
Capital stock, at par ......................................     $      61,551
Additional paid-in capital .................................       826,528,640
Undistributed net investment
   income/(excess distributions) ...........................             4,122
Accumulated net realized loss on investments ...............        (5,288,083)
Unrealized appreciation of investments .....................        20,010,882
                                                                 -------------
                                                                 $ 841,317,112
                                                                 =============

See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                 ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 99

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

                                                                      New York
                                                                     Municipal
                                                                     Portfolio
                                                                    ============
Municipal Class Shares
Net Assets ................................................         $822,025,198
                                                                    ============
Shares of capital stock outstanding .......................           60,138,994
                                                                    ============
Alliance Intermediate Municipal Class A Shares
Net Assets ................................................         $ 10,635,215
                                                                    ============
Shares of capital stock outstanding .......................              778,447
                                                                    ============
Alliance Intermediate Municipal Class B Shares
Net Assets ................................................         $  5,577,439
                                                                    ============
Shares of capital stock outstanding .......................              408,358
                                                                    ============
Alliance Intermediate Municipal Class C Shares
Net Assets ................................................         $  3,079,260
                                                                    ============
Shares of capital stock outstanding .......................              225,339
                                                                    ============
Calculation of Maximum Offering Price
Municipal Class Shares
Net asset value and offering price per share ..............              $ 13.67
                                                                         =======
Alliance Intermediate Municipal Class A Shares
Net asset value and redemption price per share ............              $ 13.66
Sales charge--4.25% of public offering price ..............                 0.61
                                                                         -------
Maximum offering price ....................................              $ 14.27
                                                                         =======
Alliance Intermediate Municipal Class B Shares
Net asset value and offering price per share ..............              $ 13.66
                                                                         =======
Alliance Intermediate Municipal Class C Shares
Net asset value and offering price per share ..............              $ 13.67
                                                                         =======

See Notes to Financial Statements.


--------------------------------------------------------------------------------
100 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                         -----------------------
                                                         STATEMENT OF OPERATIONS
                                                         -----------------------

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2002 (unaudited)

                                                  California       Diversified
                                                  Municipal         Municipal
                                                  Portfolio         Portfolio
                                                 ============      ============
Investment Income
Income:
Interest ...................................     $ 11,443,372      $ 34,225,659
                                                 ------------      ------------
Total income ...............................       11,443,372        34,225,659
                                                 ------------      ------------
Expenses (Notes 1 and 2):
Management fee .............................        1,293,257         3,508,047
Shareholder servicing and
   administration fee ......................          258,039           721,621
Custodian and transfer agent fees ..........           88,255           175,967
Distribution Fees--Alliance Intermediate
   Municipal Class A .......................              834             3,853
Distribution Fees--Alliance Intermediate
   Municipal Class B .......................            1,946             6,184
Distribution Fees--Alliance Intermediate
   Municipal Class C .......................            1,400             6,391
Auditing and tax fees ......................            9,872            31,407
Directors' fees and expenses ...............            5,760            20,801
Legal fees .................................            1,808             3,582
Registration fees ..........................            5,919            20,671
Printing ...................................            4,561            11,135
Miscellaneous ..............................              216               964
                                                 ------------      ------------
Total expenses .............................        1,671,867         4,510,623
                                                 ------------      ------------
Net investment income ......................        9,771,505        29,715,036
                                                 ============      ============
Realized and Unrealized Gain (Loss)
on Investments
Net realized gain (loss) from:
   Investment transactions .................        3,255,074         1,188,279
   Futures transactions ....................          (88,990)        1,137,653
                                                 ------------      ------------
Net realized gain on investment
   transactions ............................        3,166,084         2,325,932
                                                 ------------      ------------
Net increase (decrease) in unrealized
   appreciation/(depreciation) of
   investments .............................      (11,564,071)      (25,574,298)
                                                 ------------      ------------
Net realized and unrealized loss
   on investments ..........................       (8,397,987)      (23,248,366)
                                                 ------------      ------------
Net Increase in Net Assets Resulting
   from Operations .........................     $  1,373,518      $  6,466,670
                                                 ============      ============

See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 101

-----------------------
STATEMENT OF OPERATIONS
-----------------------

                                                                     New York
                                                                    Municipal
                                                                    Portfolio
                                                                   ============
Investment Income
Income:
Interest ....................................................      $ 18,577,871
                                                                   ------------
Total income ................................................        18,577,871
                                                                   ------------
Expenses (Notes 1 and 2):
Management fee ..............................................         1,984,886
Shareholder servicing and administration fee ................           395,838
Custodian and transfer agent fees ...........................           127,535
Distribution Fees--Alliance Intermediate Municipal Class A ..             1,799
Distribution Fees--Alliance Intermediate Municipal Class B ..             3,794
Distribution Fees--Alliance Intermediate Municipal Class C ..             1,734
Auditing and tax fees .......................................            16,870
Directors' fees and expenses ................................             8,705
Legal fees ..................................................             3,363
Registration fees ...........................................             9,870
Printing ....................................................             7,825
Miscellaneous ...............................................             1,002
                                                                   ------------
Total expenses ..............................................         2,563,221
                                                                   ------------
Net investment income .......................................        16,014,650
                                                                   ============
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
   Investment transactions ..................................         1,261,741
   Futures transactions .....................................          (305,853)
                                                                   ------------
Net realized gain on investment transactions ................           955,888
                                                                   ------------
Net increase (decrease) in unrealized
   appreciation/(depreciation) of investments ...............       (12,092,541)
                                                                   ------------
Net realized and unrealized loss on investments .............       (11,136,653)
                                                                   ------------
Net Increase in Net Assets Resulting from Operations ........      $  4,877,997
                                                                   ============

See Notes to Financial Statements.


--------------------------------------------------------------------------------
102 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

STATEMENT OF CHANGES
IN NET ASSETS

                                               California Municipal Portfolio
                                              =================================
                                               Six Months
                                                  Ended            Year Ended
                                              March 31, 2002      September 30,
                                                (unaudited)            2001
                                              ==============      =============
Increase (Decrease) in Net Assets
from Operations:
Net investment income ....................     $   9,771,505      $  18,752,684
Net realized gain on investments
   and futures transactions ..............         3,166,084          1,307,818
Increase (decrease) in unrealized
   appreciation/(depreciation) of
   investments and futures ...............       (11,564,071)        12,439,145
                                               -------------      -------------
Net increase in net assets resulting
   from operations .......................         1,373,518         32,499,647
                                               -------------      -------------
Dividends to Shareholders:
Dividends from net investment income(a)
   Municipal Class .......................        (9,754,829)       (18,752,684)
   Alliance Intermediate Municipal Class A            (8,444)                -0-
   Alliance Intermediate Municipal Class B            (4,709)                -0-
   Alliance Intermediate Municipal Class C            (3,523)                -0-
                                               -------------      -------------
Total dividends to shareholders ..........        (9,771,505)       (18,752,684)
Capital-Share Transactions (Note 6):
Increase in net assets from ..............        63,055,436         26,703,728
                                               -------------      -------------
Net increase in net assets ...............        54,657,449         40,450,691
Net Assets:
Beginning of period ......................       491,194,486        450,743,795
                                               -------------      -------------
End of period(b) .........................     $ 545,851,935      $ 491,194,486
                                               =============      =============

See footnote summary on page 105.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 103

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                    Diversified Municipal Portfolio
                                                  ====================================
                                                    Six Months
                                                       Ended             Year Ended
                                                  March 31, 2002        September 30,
                                                    (unaudited)              2001
                                                  ===============      ===============
Increase (Decrease) in Net Assets
from Operations:
Net investment income .......................     $    29,715,036      $    54,810,292
Net realized gain on investments
   and futures transactions .................           2,325,932            1,587,436
Increase (decrease) in unrealized
   appreciation/(depreciation) of
   investments and futures ..................         (25,574,298)          48,578,706
                                                  ---------------      ---------------
Net increase in net assets resulting
   from operations ..........................           6,466,670          104,976,434
                                                  ---------------      ---------------
Dividends to shareholders:
Dividends from net investment income(a)
   Municipal Class ..........................         (29,641,143)         (54,810,292)
   Alliance Intermediate Municipal Class A ..             (41,615)                  -0-
   Alliance Intermediate Municipal Class B ..             (15,840)                  -0-
   Alliance Intermediate Municipal Class C ..             (16,438)                  -0-
                                                  ---------------      ---------------
Total dividends to shareholders .............         (29,715,036)         (54,810,292)
Capital-Share Transactions (Note 6):
Increase in net assets from .................         179,851,642          132,705,016
                                                  ---------------      ---------------
Net increase in net assets ..................         156,603,276          182,871,158
Net Assets:
Beginning of period .........................       1,388,652,595        1,205,781,437
                                                  ---------------      ---------------
End of period(b) ............................     $ 1,545,255,871      $ 1,388,652,595
                                                  ===============      ===============

See footnote summary on page 105.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
104 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

                                                 New York Municipal Portfolio
                                               ================================
                                                 Six Months
                                                   Ended           Year Ended
                                               March 31, 2002     September 30,
                                                (unaudited)           2001
                                               ==============     =============
Increase (Decrease) in Net Assets
from Operations:
Net investment income ....................     $  16,014,650      $  29,733,087
Net realized gain (loss) on investments
   and futures transactions ..............           955,888            (98,344)
Increase (decrease) in unrealized
   appreciation/(depreciation) of
   investments and futures ...............       (12,092,541)        24,798,417
                                               -------------      -------------
Net increase in net assets resulting
   from operations .......................         4,877,997         54,433,160
                                               -------------      -------------
Dividends to shareholders:
Dividends from net investment income(a)
   Municipal Class .......................       (15,981,188)       (29,733,087)
   Alliance Intermediate Municipal Class A           (19,325)                -0-
   Alliance Intermediate Municipal Class B            (9,830)                -0-
   Alliance Intermediate Municipal Class C            (4,307)                -0-
                                               -------------      -------------
Total dividends to shareholders ..........       (16,014,650)       (29,733,087)
Capital-Share Transactions (Note 6):
Increase in net assets from ..............        88,726,176         65,304,275
                                               -------------      -------------
Net increase in net assets ...............        77,589,523         90,004,348
Net Assets:
Beginning of period ......................       763,727,589        673,723,241
                                               -------------      -------------
End of period(b) .........................     $ 841,317,112      $ 763,727,589
                                               =============      =============

(a) Alliance Intermediate Municipal Class A, B and C Shares commenced distribution on February 1, 2002.

(b) Includes undistributed net investment income/(excess distributions) of $(34,764), $(34,764), $24,852, $24,852, $4,122 and $4,122. See Notes to
      Financial Statements.


--------------------------------------------------------------------------------
                                ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 105

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTES TO FINANCIAL STATEMENTS
March 31, 2002 (unaudited)

NOTE 1.

Organization and Significant Accounting Policies

The Alliance Intermediate Municipal Class A, B and C shares are shares of three Portfolios of the Sanford C. Bernstein Fund (the "Fund"): California Municipal Portfolio, Diversified Municipal Portfolio and New York Municipal Portfolio (collectively, the "Intermediate Municipal Port folios" or "Portfolios"). The Fund is a managed open-end registered investment company, incorporated in Maryland on May 4, 1988. The Fund is currently comprised of 12 series each with its own investment objectives. Effective February 1, 2002, the Intermediate Municipal Portfolios commenced offering Alliance Intermediate Municipal Class A, Alliance Intermediate Municipal Class B and Alliance Intermediate Municipal Class C Shares (collectively, "Intermediate Class Shares") in addition to the existing Municipal Class shares (each, a "Municipal Class"). These financial statements include only the Intermediate Municipal Portfolios. The financial highlights of the Municipal Class shares are presented in a separate financial report. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan, as applicable.

A. Portfolio Valuation

The net asset value of each Portfolio is computed as of the close of regular trading of the New York Stock Exchange (normally 4:00 p.m., New York time). The value of each security for which readily available market quotations exist is based on the most recent sales price, bid price or the mean between the most recent available bid and asked prices in the broadest and most representative market for that security as determined by Alliance Capital Management L.P. (the "Adviser"). The Adviser may also use an independent pricing service to value the Portfolios' assets to the extent that the Adviser deems appropriate. Debt instruments with remaining maturities of 60 days or less may be valued at amortized cost. Securities and other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Adviser of the Fund under procedures established by and under the general supervision of the Board of Directors.

B. Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis, and dividend income is recorded on the ex-dividend date.

C. Futures Contracts

Upon entering into a futures contract, a Portfolio is required by the Exchange to deposit cash or to pledge U.S. Government securities with a broker in an amount (initial margin) equal to a certain percentage of the purchase price indicated in the futures contract. Subsequent payments, which are dependent on the daily fluctuations in the market value of the underlying index or security, are made or received by the


--------------------------------------------------------------------------------
106 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

Portfolio each day (daily variation margin) or at other intervals as is required. The aggregate of these payments or receipts through the expiration of the futures contract is recorded for book purposes as unrealized gains or losses by the Portfolio. If the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

D. Taxes

Each of the Portfolios is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Portfolio will not be subject to federal income taxes to the extent that all of its income is distributed.

E. Repurchase Agreements

Each Portfolio may enter into repurchase agreements with banks or securities broker-dealers. It is the Fund's policy that its custodian receive delivery of the securities collateralizing repurchase agreements, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value of the collateral is equal to at least 100% of the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions on the Portfolio's ability to dispose of the underlying securities.

F. Securities Transactions on a When-Issued or Delayed-Delivery Basis

Any Portfolio may purchase securities on a when-issued basis or sell securities on a delayed-delivery basis. At the time a Portfolio commits to purchase a security on a when-issued basis, the Portfolio will record the transaction and use the security's value in determining the Portfolio's net asset value. At the time a Portfolio commits to sell a security on a delayed-delivery basis, the Portfolio will record the transaction and exclude the security's value in determining the Portfolio's net asset value.

G. Distribution of Income and Gains

Net investment income of the Portfolios is declared and recorded as a dividend to shareholders daily and is payable to shareholders monthly. Distributions of net realized gains, less any available loss carryforwards, if any, will be paid to shareholders at least once a year, and recorded on the ex-dividend date.

Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, "excess distributions" are reflected in the accompanying financial statements. Certain other differences -- permanent differences -- arise because treatment of elements of income and gains is different


--------------------------------------------------------------------------------
                                ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 107

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

between book and tax accounting. Permanent differences are reclassified in the year they arise.

H. Income and Expenses

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the shares of such class. Class-specific expenses are borne by the respective class.

I. Use of Estimates

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2.

Investment Management and Transactions with Affiliated Persons

A. Management Fee

Under the Investment Management Agreement between the Fund and the Adviser, the Adviser manages the investment of each Portfolio's assets, places purchase and sales orders and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Adviser agrees to permit its directors, officers and employees who may be elected directors or officers of the Fund to serve in the capacities to which they are elected. The Adviser renders these services subject to the general oversight of the Board of Directors. The Adviser receives an investment management fee, at an annualized rate of up to .50% of the first $1 billion and .45% in excess of $1 billion for the Portfolios.

B. Shareholder Servicing and Administrative Fee; Transfer Agency Agreement

Under the Shareholder Servicing and Administrative Agreement dated as of October 2, 2000, between the Fund and the Adviser, the Adviser agrees to pay expenses it incurs in providing shareholder servicing to the Fund, the Portfolios and individual shareholders, and administrative services to the Fund and the Portfolios. This agreement applies only to the Municipal Class shares of the Portfolios. Under the agreement, the fee payable by each Municipal Class share for services under this agreement is .10 of 1% of the average daily net assets of each Portfolio during the month.

Under a Transfer Agency Agreement, the Class A, B and C shares of the Portfolios compensate Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, for providing personnel and facilities to perform transfer agency services. Such compensation amounted to: California Municipal Portfolio, $585; Diversified Municipal Portfolio, $2,414; and New York Municipal Portfolio, $1,093 for the period from February 1, 2002 to March 31, 2002.

C. Distribution -- Municipal Class Shares

Under the Distribution Agreement between the Fund, on behalf of the Municipal Class shares of each Portfolio, and Sanford C. Bernstein & Co., LLC (the "Distributor"), the Distributor


--------------------------------------------------------------------------------
108 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

agrees to act as agent to sell Municipal Class shares of the Portfolios. This agreement does not apply to the Class A, B and C shares of the Portfolios. The Distributor receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement. The Distributor is a wholly-owned subsidiary of Alliance Capital Management L.P.

D. Distribution Arrangements -- Intermediate Municipal Classes

The Class A, B and C shares of the Portfolios have adopted a Distribution Services Agreement (the "Agreement"), including a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each such class pays distribution services fees to Alliance Fund Distributors, Inc.
(AFD), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .30 of 1% of each Portfolio's average daily net assets attributable to the Intermediate Municipal Class A shares and 1% of each Intermediate Municipal Portfolio's average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that AFD will use such payments in their entirety for distribution assistance and promotional activities. AFD has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

                                                         Class B        Class C
                                                         ========       ========
California Municipal .............................       $ 81,051       $ 29,469
Diversified Municipal ............................        324,348        116,242
New York Municipal ...............................        139,636         32,599

Such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by AFD beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's Class A, B or C shares.

E. Other Transactions with Affiliates

Class A shares of the Portfolios are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase.

AFD has advised the Fund that it has received front-end sales charges from sales of Class A shares and contingent deferred sales charges imposed


--------------------------------------------------------------------------------
                                ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 109

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

upon redemptions by shareholders of Class A, Class B and Class C shares for the period ended March 31, 2002 as follows:

                                Front-End        Contingent Deferred Sales Charges
                            Sales Charges   ---------------------------------------------
Portfolio                         Class A      Class A        Class B       Class C
-----------------------------------------------------------------------------------------
California Municipal.....          $2,302       $   -0-        $   -0-       $   -0-
Diversified Municipal....           7,464           -0-            -0-        3,787
New York Municipal.......           2,682           -0-            -0-           -0-

F. Directors and Officers

Each of the five directors not affiliated with the Adviser or its affiliates receives annual compensation of $40,000 from the Fund, in addition to reimbursement of expenses incurred in connection with attending meetings of the Board of Directors. None of the directors affiliated with the Adviser or its affiliates receives compensation for services as a director of the Fund. Similarly, none of the Fund's officers receives compensation from the Fund.

NOTE 3.

Investment Security Transactions

A. Purchases and Sales

For the period from October 1, 2001 through March 31, 2002, the Portfolios had purchase and sales transactions, excluding repurchase transactions and transactions in short-term instruments, as follows:

                            Purchases                          Sales
                       Excluding U.S.   Purchases of   Excluding U.S.          Sales of
                      Government U.S.     Government       Government   U.S. Government
                           Securities     Securities       Securities        Securities
------------------------------------------------------------------------------------------
California Municipal    $181,250,797      $       -0-    $106,781,158       $        -0-
Diversified Municipal    299,377,010              -0-     169,635,298                -0-
New York Municipal       126,323,094              -0-     104,927,124        10,292,656

B. Federal Income Tax Status

At September 30, 2001, the following Portfolios had capital loss carryforwards as shown below:

                               Capital Loss
                            Carryforward Amount             Expiration
------------------------------------------------------------------------
California Municipal              $  227,023                  9/30/2008
California Municipal               2,206,882                  9/30/2009
Diversified Municipal                276,500                  9/30/2008
Diversified Municipal              9,142,241                  9/30/2009
New York Municipal                 1,323,001                  9/30/2008
New York Municipal                 4,920,698                  9/30/2009

NOTE 4.

Concentration of Credit Risk

The California Municipal Portfolio and the New York Municipal Portfolio invest primarily in securities issued by the States of California and New York, respectively, and their various political subdivisions, and the performance of each of these Portfolios is closely tied to economic conditions within the applicable state and the financial condition of that state and its agencies and municipalities.

--------------------------------------------------------------------------------
110 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTE 5.

Risks Involved in Futures Contracts

All Portfolios may purchase or sell financial futures contracts for the purpose of hedging their portfolios against adverse effects of anticipated movements in the market. Financial futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index or the market value in U.S. dollars of a foreign currency. The contract amounts reflect the extent of each Portfolio's involvement and risk of loss in these financial instruments. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover. The Portfolio's activities in futures contracts are conducted through regulated exchanges that do not result in counterparty credit risks.

NOTE 6.

Capital-Share Transactions

The Fund has authorized 4.8 billion shares of common stock, par value $0.001 per share, of which, at March 31, 2002, 4,650 million are divided into 12 series. It has allocated 1.6 billion to the Diversified Municipal Portfolio, divided evenly into four classes and 800 million each to the California Municipal Portfolio and New York Municipal Portfolio, divided evenly into four classes. Share transactions for the Intermediate Municipal Portfolios for the period ended March 31, 2002 and for the year ended September 30, 2001, were as follows:

                       ------------------------------------    ------------------------------------
                                       Shares                                  Amount
                       ------------------------------------    ------------------------------------
                       Six Months Ended          Year Ended    Six Months Ended          Year Ended
California               March 31, 2002       September 30,      March 31, 2002       September 30,
Municipal Portfolio         (unaudited)                2001         (unaudited)                2001
---------------------------------------------------------------------------------------------------
Municipal Class
Shares sold                   6,650,592           9,689,510     $    94,502,109     $   136,434,380
---------------------------------------------------------------------------------------------------
Shares issued
  to shareholders
  on reinvestment
  of dividends and
  distributions                 147,345             280,939           2,090,408           3,949,725
---------------------------------------------------------------------------------------------------
Shares redeemed              (3,186,332)         (8,090,543)        (45,267,977)       (113,680,377)
---------------------------------------------------------------------------------------------------
Net increase in
  shares outstanding          3,611,605           1,879,906          51,324,540          26,703,728
---------------------------------------------------------------------------------------------------
Shares outstanding
  at beginning of
  period                     34,517,517          32,637,611         472,701,798         445,998,070
---------------------------------------------------------------------------------------------------
Shares outstanding
  at end of period           38,129,122          34,517,517     $   524,026,338     $   472,701,798
===================================================================================================


--------------------------------------------------------------------------------
                                ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 111

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                       ------------------------------------    ------------------------------------
                                       Shares                                  Amount
                       ------------------------------------    ------------------------------------
                       Six Months Ended          Year Ended    Six Months Ended          Year Ended
California               March 31, 2002       September 30,      March 31, 2002       September 30,
Municipal Portfolio         (unaudited)                2001         (unaudited)                2001
---------------------------------------------------------------------------------------------------
Alliance Intermediate
  Municipal
  Class A Shares(a)
Shares sold                     374,470                  -0-    $     5,289,504     $            -0-
---------------------------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment
  of dividends and
  distributions                     240                  -0-              3,369                  -0-
---------------------------------------------------------------------------------------------------
Shares redeemed                  (3,245)                 -0-            (45,731)                 -0-
---------------------------------------------------------------------------------------------------
Net increase in
  shares outstanding            371,465                  -0-          5,247,142                  -0-
---------------------------------------------------------------------------------------------------
Shares outstanding
  at beginning of
  period                             -0-                 -0-                 -0-                 -0-
---------------------------------------------------------------------------------------------------
Shares outstanding
  at end of period              371,465                  -0-    $     5,247,142     $            -0-
===================================================================================================
Alliance Intermediate
  Municipal
  Class B Shares(a)
Shares sold                     216,883                  -0-    $     3,070,520     $            -0-
---------------------------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment
  of dividends and
  distributions                      77                  -0-              1,088                  -0-
---------------------------------------------------------------------------------------------------
Shares redeemed                      (5)                 -0-                (68)                 -0-
---------------------------------------------------------------------------------------------------
Net increase in
  shares outstanding            216,955                  -0-          3,071,540                  -0-
---------------------------------------------------------------------------------------------------
Shares outstanding
  at beginning of period             -0-                 -0-                 -0-                 -0-
---------------------------------------------------------------------------------------------------
Shares outstanding
  at end of period              216,955                  -0-    $     3,071,540     $            -0-
===================================================================================================

(a) Alliance Intermediate Municipal Class A, B and C Shares commenced distribution on February 1, 2002.


--------------------------------------------------------------------------------
112 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

                       ------------------------------------    ------------------------------------
                                       Shares                                  Amount
                       ------------------------------------    ------------------------------------
                       Six Months Ended          Year Ended    Six Months Ended          Year Ended
California               March 31, 2002       September 30,      March 31, 2002       September 30,
Municipal Portfolio         (unaudited)                2001         (unaudited)                2001
---------------------------------------------------------------------------------------------------
Alliance Intermediate
  Municipal
  Class C Shares(a)
Shares sold                     242,153                  -0-    $     3,410,953     $            -0-
---------------------------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment
  of dividends and
  distributions                      90                  -0-              1,261                  -0-
---------------------------------------------------------------------------------------------------
Shares redeemed                      -0-                 -0-                 -0-                 -0-
---------------------------------------------------------------------------------------------------
Net increase in shares
  outstanding                   242,243                  -0-          3,412,214                  -0-
---------------------------------------------------------------------------------------------------
Shares outstanding
  at beginning of period             -0-                 -0-                 -0-                 -0-
---------------------------------------------------------------------------------------------------
Shares outstanding
  at end of period              242,243                  -0-    $     3,412,214     $            -0-
===================================================================================================

                       ------------------------------------    ------------------------------------
                                       Shares                                  Amount
                       ------------------------------------    ------------------------------------
                       Six Months Ended          Year Ended    Six Months Ended          Year Ended
Diversified              March 31, 2002       September 30,      March 31, 2002       September 30,
Municipal Portfolio         (unaudited)                2001         (unaudited)                2001
---------------------------------------------------------------------------------------------------
Municipal Class
Shares sold                  17,447,771          25,367,022     $   244,365,889     $   351,001,150
---------------------------------------------------------------------------------------------------
Shares issued to
  shareholders
  on reinvestment
  of dividends and
  distributions                 449,077             798,279           6,280,633          11,037,932
---------------------------------------------------------------------------------------------------
Shares redeemed              (7,985,471)        (16,627,419)       (111,842,005)       (229,334,066)
---------------------------------------------------------------------------------------------------
Net increase in
  shares outstanding          9,911,377           9,537,882         138,804,517         132,705,016
---------------------------------------------------------------------------------------------------
Shares outstanding
  at beginning of
  period                     98,843,723          89,305,841       1,335,725,741       1,203,020,725
---------------------------------------------------------------------------------------------------
Shares outstanding
  at end of period          108,755,100          98,843,723     $ 1,474,530,258     $ 1,335,725,741
===================================================================================================

(a) Alliance Intermediate Municipal Class A, B and C Shares commenced distribution on February 1, 2002.


--------------------------------------------------------------------------------
                                ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 113

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                       ------------------------------------    ------------------------------------
                                       Shares                                  Amount
                       ------------------------------------    ------------------------------------
                       Six Months Ended          Year Ended    Six Months Ended          Year Ended
Diversified              March 31, 2002       September 30,      March 31, 2002       September 30,
Municipal Portfolio         (unaudited)                2001         (unaudited)                2001
---------------------------------------------------------------------------------------------------
Alliance Intermediate
  Municipal
  Class A Shares(a)
Shares sold                   1,504,200                  -0-    $    20,988,946     $            -0-
---------------------------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment of
  dividends and
  distributions                     860                  -0-             12,006                  -0-
---------------------------------------------------------------------------------------------------
Shares redeemed                (250,035)                 -0-         (3,478,449)                 -0-
---------------------------------------------------------------------------------------------------
Net increase in shares
  outstanding                 1,255,025                  -0-         17,522,503                  -0-
---------------------------------------------------------------------------------------------------
Shares outstanding at
  beginning of period                -0-                 -0-                 -0-                 -0-
---------------------------------------------------------------------------------------------------
Shares outstanding
  at end of period            1,255,025                  -0-    $    17,522,503     $            -0-
===================================================================================================
Alliance Intermediate
  Municipal Class B
  Shares(a)
Shares sold                     902,595                  -0-    $    12,583,583     $            -0-
---------------------------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment
  of dividends and
  distributions                     307                  -0-              4,259                  -0-
---------------------------------------------------------------------------------------------------
Shares redeemed                     (35)                 -0-               (481)                 -0-
---------------------------------------------------------------------------------------------------
Net increase in shares
  outstanding                   902,867                  -0-         12,587,361                  -0-
---------------------------------------------------------------------------------------------------
Shares outstanding at
  beginning of period                -0-                 -0-                 -0-                 -0-
---------------------------------------------------------------------------------------------------
Shares outstanding
  at end of period              902,867                  -0-    $    12,587,361     $            -0-
===================================================================================================

(a) Alliance Intermediate Municipal Class A, B and C Shares commenced distribution on February 1, 2002.


--------------------------------------------------------------------------------
114 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

                       ------------------------------------    ------------------------------------
                                       Shares                                  Amount
                       ------------------------------------    ------------------------------------
                       Six Months Ended          Year Ended    Six Months Ended          Year Ended
Diversified              March 31, 2002       September 30,      March 31, 2002       September 30,
Municipal Portfolio         (unaudited)                2001         (unaudited)                2001
---------------------------------------------------------------------------------------------------
Alliance Intermediate
  Municipal
  Class C Shares(a)
Shares sold                     819,144                  -0-    $    11,437,150     $            -0-
---------------------------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment of
  dividends and
  distributions                     244                  -0-              3,393                  -0-
---------------------------------------------------------------------------------------------------
Shares redeemed                 (36,333)                 -0-           (503,282)                 -0-
---------------------------------------------------------------------------------------------------
Net increase in shares
  outstanding                   783,055                  -0-         10,937,261                  -0-
---------------------------------------------------------------------------------------------------
Shares outstanding
  at beginning of period             -0-                 -0-                 -0-                 -0-
---------------------------------------------------------------------------------------------------
Shares outstanding
  at end of period              783,055                  -0-    $    10,937,261     $            -0-
===================================================================================================
                       ------------------------------------    ------------------------------------
                                       Shares                                  Amount
                       ------------------------------------    ------------------------------------
                       Six Months Ended          Year Ended    Six Months Ended          Year Ended
New York                 March 31, 2002       September 30,      March 31, 2002       September 30,
Municipal Portfolio         (unaudited)                2001         (unaudited)                2001
---------------------------------------------------------------------------------------------------
Municipal Class
Shares sold                   8,575,851          13,166,805     $   118,525,368     $   180,660,179
---------------------------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment
  of dividends and
  distributions                 337,530             640,746           4,658,552           8,780,932
---------------------------------------------------------------------------------------------------
Shares redeemed              (3,900,923)         (9,073,630)        (53,928,756)       (124,136,836)
---------------------------------------------------------------------------------------------------
Net increase in shares
  outstanding                 5,012,458           4,733,921          69,255,164          65,304,275
---------------------------------------------------------------------------------------------------
Shares outstanding at
  beginning of period        55,126,536          50,392,615         737,864,015         672,559,740
---------------------------------------------------------------------------------------------------
Shares outstanding
  at end of period           60,138,994          55,126,536     $   807,119,179     $   737,864,015
===================================================================================================

(a) Alliance Intermediate Municipal Class A, B and C Shares commenced distribution on February 1, 2002.


--------------------------------------------------------------------------------
                                ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 115

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                       ------------------------------------    ------------------------------------
                                       Shares                                  Amount
                       ------------------------------------    ------------------------------------
                       Six Months Ended          Year Ended    Six Months Ended          Year Ended
New York                 March 31, 2002       September 30,      March 31, 2002       September 30,
Municipal Portfolio         (unaudited)                2001         (unaudited)                2001
---------------------------------------------------------------------------------------------------
Alliance Intermediate
  Municipal
  Class A Shares(a)
Shares sold                     778,095                  -0-    $    10,723,445     $            -0-
---------------------------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment
  of dividends and
  distributions                     469                  -0-              6,431                  -0-
---------------------------------------------------------------------------------------------------
Shares redeemed                    (117)                 -0-             (1,611)                 -0-
---------------------------------------------------------------------------------------------------
Net increase in
  shares outstanding            778,447                  -0-         10,728,265                  -0-
---------------------------------------------------------------------------------------------------
Shares outstanding
  at beginning
  of period                          -0-                 -0-                 -0-                 -0-
---------------------------------------------------------------------------------------------------
Shares outstanding
  at end of period              778,447                  -0-    $    10,728,265     $            -0-
===================================================================================================

Alliance Intermediate
  Municipal
  Class B Shares(a)
Shares sold                     411,800                  -0-    $     5,685,938     $            -0-
---------------------------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment of
  dividends and
  distributions                     335                  -0-              4,589                  -0-
---------------------------------------------------------------------------------------------------
Shares redeemed                  (3,777)                 -0-            (51,780)                 -0-
---------------------------------------------------------------------------------------------------
Net increase in shares
  outstanding                   408,358                  -0-          5,638,747                  -0-
---------------------------------------------------------------------------------------------------
Shares outstanding
  at beginning of period             -0-                 -0-                 -0-                 -0-
---------------------------------------------------------------------------------------------------
Shares outstanding
  at end of period              408,358                  -0-    $     5,638,747     $            -0-
===================================================================================================

(a) Alliance Intermediate Municipal Class A, B and C Shares commenced distribution on February 1, 2002.


--------------------------------------------------------------------------------
116 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

                       ------------------------------------    ------------------------------------
                                       Shares                                  Amount
                       ------------------------------------    ------------------------------------
                       Six Months Ended          Year Ended    Six Months Ended          Year Ended
New York                 March 31, 2002       September 30,      March 31, 2002       September 30,
Municipal Portfolio         (unaudited)                2001         (unaudited)                2001
---------------------------------------------------------------------------------------------------
Alliance Intermediate
  Municipal
  Class C Shares(a)
Shares sold                     228,160                  -0-    $     3,142,679     $            -0-
---------------------------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment of
  dividends and
  distributions                      64                  -0-                878                  -0-
---------------------------------------------------------------------------------------------------
Shares redeemed                  (2,885)                 -0-            (39,557)                 -0-
---------------------------------------------------------------------------------------------------
Net increase in
  shares outstanding            225,339                  -0-          3,104,000                  -0-
---------------------------------------------------------------------------------------------------
Shares outstanding at
  beginning of period                -0-                 -0-                 -0-                 -0-
---------------------------------------------------------------------------------------------------
Shares outstanding
  at end of period              225,339                  -0-    $     3,104,000     $            -0-
===================================================================================================

(a) Alliance Intermediate Municipal Class A, B and C Shares commenced distribution on February 1, 2002.


--------------------------------------------------------------------------------
                                ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 117

--------------------
FINANCIAL HIGHLIGHTS
--------------------

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout The Period

                                                          Intermediate California Municipal Portfolio
                                                        -----------       -----------       -----------
                                                          Class A           Class B           Class C
                                                          Shares            Shares            Shares
                                                        -----------       -----------       -----------
                                                        February 1,       February 1,       February 1,
                                                         2002(a) to        2002(a) to        2002(a) to
                                                          March 31,         March 31,         March 31,
                                                               2002              2002              2002
                                                        (unaudited)       (unaudited)       (unaudited)
                                                        -----------------------------------------------
Net asset value, beginning of period ...............    $     14.22       $     14.22       $     14.22
                                                        -----------------------------------------------
Income From Investment Operations:
Investment income, net .............................           0.08              0.07              0.07
Net realized and unrealized loss on investments
  and futures ......................................          (0.21)            (0.21)            (0.21)
                                                        -----------------------------------------------
Total from investment operations ...................          (0.13)            (0.14)            (0.14)
                                                        -----------------------------------------------
Less Distributions:
Dividends from taxable net investment income .......             -0-               -0-               -0-
Dividends from tax-exempt net investment income ....          (0.08)            (0.07)            (0.07)
                                                        -----------------------------------------------
Total distributions ................................          (0.08)            (0.07)            (0.07)
                                                        -----------------------------------------------
Net asset value, end of period .....................    $     14.01       $     14.01       $     14.01
                                                        ===============================================

Total return(b) ....................................          (0.92)%           (1.01)%           (1.03)%
Ratios/Supplemental Data
Net assets, end of period (000 omitted) ............    $     5,205       $     3,040       $     3,394
Average net assets (000 omitted) ...................    $     1,811       $     1,270       $       913
Ratio of expenses to average net assets ............           0.86%*            1.52%*            1.58%*
Ratio of net investment income to average
  net assets .......................................           3.04%*            2.40%*            2.53%*
Portfolio turnover rate ............................          20.96%            20.96%            20.96%

See footnote summary on page 120.

--------------------------------------------------------------------------------
118 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout The Period

                                                           Intermediate Diversified Municipal Portfolio
                                                        ------------       ------------       ------------
                                                          Class A            Class B            Class C
                                                          Shares              Shares            Shares
                                                        ------------       ------------       ------------
                                                         February 1,        February 1,        February 1,
                                                          2002(a) to         2002(a) to         2002(a) to
                                                           March 31,          March 31,          March 31,
                                                                2002               2002               2002
                                                         (unaudited)        (unaudited)        (unaudited)
                                                        --------------------------------------------------
Net asset value, beginning of period ...............    $      14.02       $      14.02       $      14.02
                                                        --------------------------------------------------
Income From Investment Operations:
  Investment income, net ...........................            0.09               0.07               0.07
  Net realized and unrealized loss on investments
  and futures ......................................           (0.18)             (0.18)             (0.18)
                                                        --------------------------------------------------
Total from investment operations ...................           (0.09)             (0.11)             (0.11)
                                                        --------------------------------------------------
Less Distributions:
Dividends from taxable net investment income .......              -0-                -0-                -0-
Dividends from tax-exempt net investment
  income ...........................................           (0.09)             (0.07)             (0.07)
                                                        --------------------------------------------------
Total distributions ................................           (0.09)             (0.07)             (0.07)
                                                        --------------------------------------------------
Net asset value, end of period .....................    $      13.84       $      13.84       $      13.84
                                                        ==================================================

Total return(b) ....................................           (0.60)%            (0.69)%            (0.70)%
Ratios/Supplemental Data
Net assets, end of period (000 omitted) ............    $     17,368       $     12,497       $     10,837
Average net assets (000 omitted) ...................    $      8,371       $      4,031       $      4,166
Ratio of expenses to average net assets ............            0.80%*             1.41%*             1.41%*
Ratio of net investment income to average
  net assets .......................................            3.24%*             2.56%*             2.57%*
Portfolio turnover rate ............................           12.10%             12.10%             12.10%

See footnote summary on page 120.


--------------------------------------------------------------------------------
                                ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 119

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout The Period

                                                             Intermediate New York Municipal Portfolio
                                                        ------------       ------------       ------------
                                                          Class A            Class B            Class C
                                                          Shares              Shares            Shares
                                                        ------------       ------------       ------------
                                                         February 1,        February 1,        February 1,
                                                          2002(a) to         2002(a) to         2002(a) to
                                                           March 31,          March 31,          March 31,
                                                                2002               2002               2002
                                                         (unaudited)        (unaudited)        (unaudited)
                                                        --------------------------------------------------
Net asset value, beginning of period ...............    $      13.83       $      13.83       $      13.83
                                                        --------------------------------------------------
Income From Investment Operations:
Investment income, net .............................            0.08               0.07               0.07
Net realized and unrealized loss on investments
  and futures ......................................           (0.17)             (0.17)             (0.16)
                                                        --------------------------------------------------
Total from investment operations ...................           (0.09)             (0.10)             (0.09)
                                                        --------------------------------------------------
Less Distributions:
Dividends from taxable net investment income .......              -0-                -0-                -0-
Dividends from tax-exempt net investment income ....           (0.08)             (0.07)             (0.07)
                                                        --------------------------------------------------
Total distributions ................................           (0.08)             (0.07)             (0.07)
                                                        --------------------------------------------------
Net asset value, end of period .....................    $      13.66       $      13.66       $      13.67
                                                        ==================================================

Total return(b) ....................................           (0.57)%            (0.67)%            (0.59)%
Ratios/Supplemental Data
Net assets, end of period (000 omitted) ............    $     10,635       $      5,577       $      3,079
Average net assets (000 omitted) ...................    $      3,908       $      2,474       $      1,130
Ratio of expenses to average net assets ............            0.27%*             0.47%*             0.45%*
Ratio of net investment income to average
  net assets .......................................            0.99%*             0.80%*             0.76%*
Portfolio turnover rate ............................           15.28%             15.28%             15.28%

*     Annualized.

(a)   Commenced distribution on February 1, 2002.

(b) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return caculated for a period of less than one year is not annualized.


--------------------------------------------------------------------------------
120 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                    ----------------------------
                                                    GLOSSARY OF INVESTMENT TERMS
                                                    ----------------------------

GLOSSARY OF INVESTMENT TERMS

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

bond

Bonds are issued by governments or corporations when they need to raise cash. Bonds are sold, or issued, to investors and have a maturity date, which is the date the issuer is obligated to repay the investor for the principal, or face amount, of the bond. Bonds also pay interest until maturity. Bonds are also called fixed-income securities.

credit rating

Credit ratings are issued by independent organizations, such as Standard & Poor's Ratings group or Moody's Investors Services. These groups attempt to assess the likelihood that the issuer of the bond will be able to make timely payments of principal and interest on the bond, based on such factors as the issuer's financial condition and any collateral securing these obligations. Ratings typically range from AAA which is the highest rating, to D, which is the lowest rating.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

net asset value (NAV)

The value of a mutual fund's total assets, minus its liabilities, divided by the number of shares outstanding.

portfolio

The collection of securities that make up a Fund's or an investor's investments.


--------------------------------------------------------------------------------
                                ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 121

----------------
ALLIANCE CAPITAL
----------------

ALLIANCE CAPITAL
The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with approximately $452 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 45 of the FORTUNE 100 companies and public retirement funds in 43 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by 605 investment professionals in 36 cities and 19 countries. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 3/31/02.


--------------------------------------------------------------------------------
122 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                --------------------------------
                                                ALLIANCE CAPITAL AT YOUR SERVICE
                                                --------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That is why we provide our shareholders with a wide variety of products and time-saving services.

o     Automatic Reinvestment

      You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o     Automatic Investment Program

      Build your investment account by having money automatically transferred from your bank account on a regular basis.

o     Dividend Direction Plans

      You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge -- a good way to diversify your assets.

o     Auto Exchange

      You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o     Systematic Withdrawals

      Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o     E-Statements and Electronic Delivery

      Sign up to view your quarterly mutual fund, retirement or CollegeBoundfund(SM) account statements online, rather than wait to receive paper copies in the mail. You may also sign up for electronic delivery of your legal documents so you can receive your semi-annual and annual shareholder reports, prospectuses and prospectus supplements online. It's easy, convenient and saves you time and storage space. Sign up today at www.alliancecapital.com. Simply go to Individual Investor, U.S., Account Access.

o     A Choice of Purchase Plans

      Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o     Telephone Transaction

      Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 8:00 p.m. Eastern Standard Time.

o     Alliance Answer: 24-Hour Information

      For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o     The Alliance Advance

      A quarterly newsletter discussing investment strategies, economic news and other mutual fund matters.

o Our Website at www.alliancecapital.com gives you a broad perspective of Alliance Capital. You can reach Alliance mutual fund and account information more directly from www.investor.alliancecapital.com. Either way, you'll have access to extensive Alliance fund data, answers to frequently asked questions, and financial planning tools and calculators.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


--------------------------------------------------------------------------------
                                ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 123

------------------
BOARD OF DIRECTORS
------------------

BOARD OF DIRECTORS

Roger Hertog, President and Treasurer
Andrew S. Adelson, Senior Vice President
Arthur Aeder(1)
Irwin Engelman(1)
Peter W. Huber
William Kristol
Rosalie J. Wolf(1)

OFFICERS

Kathleen Corbet, Senior Vice President
Edmund P. Bergan, Jr., Secretary

Custodian

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

Principal Underwriter

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent+

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520

Legal Counsel

Sherman & Sterling
599 Lexington Avenue
New York, NY 10022

Independent Auditors

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

(1)   Member of the Audit Committee.

+     For the Intermediate Municipal Portfolios, Class A, B and C shares only.


--------------------------------------------------------------------------------
124 o ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS

                                                --------------------------------
                                                ALLIANCE CAPITAL FAMILY OF FUNDS
                                                --------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

U.S. Stock Funds

Growth & Income Fund
Growth Fund
Health Care Fund
Mid-Cap Growth Fund*
Premier Growth Fund
Quasar Fund
Technology Fund

Global & International Stock Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
The Korean Investment Fund
New Europe Fund
Worldwide Privatization Fund

AllianceBernstein Value Funds

Disciplined Value Fund
Global Value Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Taxable Bond Funds

Americas Government Income Trust**
Corporate Bond Portfolio
Emerging Market Debt Fund***
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds

National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Southern Africa Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.

* The Alliance Fund changed its name to Alliance Mid-Cap Growth Fund on February 1, 2002.

** Alliance North American Government Income Trust changed its name to Alliance Americas Government Income Trust on March 1, 2002.

*** Alliance Global Dollar Government Fund changed its name to Alliance Emerging Market Debt Fund on March 1, 2002.


--------------------------------------------------------------------------------
                                ALLIANCE INTERMEDIATE MUNICIPAL PORTFOLIOS o 125

Alliance Intermediate Municipal Portfolios
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

Alliance Capital [LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

INTMUNI0302